UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	Report of Shareholders.

APRIL 30, 2025

ANNUAL

SHAREHOLDER REPORT

TICKER: DGIFX

DISCIPLINED GROWTH INVESTORS FUND

FUND OVERVIEW

This annual shareholder report contains important information about Disciplined Growth Investors Fund for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.dgifund.com/geeks-lawyers/literature-forms. You can also request this information by contacting us at

1-855-DGI-FUND (344 3863) or dgi@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Disciplined Growth Investors Fund	$75	0.78%

HOW DID THE FUND PERFORM LAST YEAR?

The DGI Fund returned -6.38% for the twelve months ended April 30, 2025. Stocks in the Fund returned -11.27% and bonds returned +6.97%.

Stock selection was the primary impact on the Fund’s performance. The most impactful stock was SuperMicro Computer (SMCI). SMCI’s total performance in this period was -62.30% which contributed -5.03% to the Fund’s total return. From a high of $95.24/share on May 15, 2024, SMCI stock declined over six months to a low of $18.01/share on Nov. 14, 2024 following the resignation of its auditor and a short seller report on the company. In the subsequent two months, SMCI found a new auditor (BDO) and filed its delayed annual report, maintaining its listing status. From that low point through April 30th, the stock increased 99.9% to $36.00/share. The average weight of SMCI over the year was 3.69% of Fund assets.

The five largest contributors to performance were Interdigital (1.60% contribution), Arista Networks (1.39%), Royal Caribbean Cruises (1.32%), Intuitive Surgical (0.85%), and Plexus (0.83%). The top five detractors were Super Micro (-5.03%), Microchip Technology (-1.42%), Cognex (-1.04%), Align Technology (-1.02%), and Gentex (-0.94%).

Four stocks had performance increases over the period of over 50%. Those were Interdigital (106.03%), Take-Two Interactive (63.38%), Royal Caribbean (52.76%), and Stitch Fix (52.75%).

In total, 19 stocks increased in value while 27 declined.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Disciplined Growth Investors Fund - $17,361	S&P 500 Total Return Index - $31,955
4/30/2015	$10,000	$10,000
10/31/2015	$9,660	$10,077
4/30/2016	$9,795	$10,121
10/31/2016	$10,352	$10,531
4/30/2017	$11,261	$11,934
10/31/2017	$11,848	$13,020
4/30/2018	$12,359	$13,517
10/31/2018	$12,746	$13,977
4/30/2019	$14,181	$15,341
10/31/2019	$14,315	$15,979
4/30/2020	$13,501	$15,474
10/31/2020	$15,574	$17,531
4/30/2021	$19,847	$22,589
10/31/2021	$20,248	$25,054
4/30/2022	$17,494	$22,637
10/31/2022	$16,597	$21,393
4/30/2023	$17,786	$23,240
10/31/2023	$19,105	$23,563
4/30/2024	$25,781	$28,507
10/31/2024	$25,807	$32,521
4/30/2025	$24,136	$31,955

AVERAGE ANNUAL TOTAL RETURNS

Disciplined Growth Investors Fund	1 Year	5 Year	10 Year
Disciplined Growth Investors Fund	-6.38%	12.32%	9.21%
S&P 500 Total Return Index	12.10%	15.61%	12.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-855-344-3863 for current month-end performance.

PROFILE

  Total Net Assets$496,668,358
  # of Portfolio Holdings131
  Portfolio Turnover Rate17%
  Advisory Fees Paid$4,220,685

WHAT DID THE FUND INVEST IN?

TOP 10 HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Cognex Corp.	4.3%
Garmin, Ltd.	3.7%
Pure Storage, Inc.	3.7%
InterDigital, Inc.	3.6%
Arista Networks, Inc.	3.5%
Plexus Corp.	3.1%
Expand Energy Corp.	3.1%
Coterra Energy, Inc.	3.1%
Alarm.com Holdings, Inc.	3.0%
Super Micro Computer, Inc.	3.0%

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)

Value	Value
Technology	39.0%
Energy	11.3%
Industrials	9.6%
Consumer Discretionary	9.0%
Utilities	7.2%
Health Care	4.3%
Communications	4.2%
Financials	3.2%
Consumer, Non-cyclical	2.9%
Government	2.4%
Other Sectors	4.2%
Cash, Cash Equivalents, & Other Net Assets	2.7%

ASSET WEIGHTING

(as a % of Net Assets)

Value	Value
Common Stock	69.9%
Corporate Bond	25.0%
Government Bond	2.4%
Cash, Cash Equivalents, & Other Net Assets	2.7%

FIXED INCOME: QUALITY STRUCTURE

(as a % of Net Assets)

Value	Value
Baa1	3.2%
Baa2	2.5%
A3	0.9%
B1	0.8%

Credit quality ratings reflect the highest rating assigned by Moody’s Ratings. Moody’s is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are Baa or higher. Below investment grade ratings are Ba or lower.

MATERIAL FUND CHANGES

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund’s next prospectus, which we expect to be available by August 31, 2025 at https://www.dgifund.com/geeks-lawyers/literature-forms or upon request at 1-855-DGI-FUND (344 3863).

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Disciplined Growth Investors, Inc., the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust on April 17, 2025, subject to the approval of the shareholders of the Fund (the “Reorganization”). Shareholders of the Fund approved the Reorganization at a special shareholder meeting held on June 16, 2025. The Reorganization is expected to occur on or around July 11, 2025.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

DISCIPLINED GROWTH INVESTORS FUND

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

TICKER: DGIFX

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.dgifund.com/geeks-lawyers/literature-forms.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-855-DGI-Fund (344-3863).

Contact Us

1-855-DGI-FUND (344-3863)

Distributor, ALPS Distributors, Inc.

317609394–A–04302025

EMERALD FINANCE & BANKING INNOVATION FUND

CLASS A: HSSAX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - A for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - A	$174	1.79%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $13,762	Class A - Load - $13,108	Russell 2000® Index TR - $18,462	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174	Russell 2000® Financial Services Index TR - $20,135
4/30/25	$13,762	$13,108	$18,462	$11,651	$30,174	$20,135
4/30/24	$11,141	$10,611	$18,302	$10,786	$27,085	$17,073
4/30/23	$9,388	$8,942	$16,151	$10,947	$22,146	$14,629
4/30/22	$16,018	$15,256	$16,762	$10,994	$21,819	$16,599
4/30/21	$23,070	$21,973	$20,163	$12,017	$22,520	$18,457
4/30/20	$10,244	$9,757	$11,527	$12,049	$14,922	$10,970
4/30/19	$14,639	$13,943	$13,787	$10,870	$15,079	$14,481
4/30/18	$16,383	$15,605	$13,179	$10,324	$13,382	$13,916
4/30/17	$14,426	$13,741	$11,816	$10,357	$11,837	$13,132
4/30/16	$10,839	$10,324	$9,406	$10,272	$9,982	$10,270
4/30/15	$10,000	$9,525	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - A returned 23.53% for the 12 months ended April 30, 2025. This is in contrast to the Russell 2000® Index TR, which had a 0.88% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	23.53%	6.08%	3.24%
Class A - Load	17.66%	5.06%	2.74%
Russell 2000® Index TR	0.88%	9.88%	6.32%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Financial Services Index TR	17.94%	12.91%	7.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$45,721,128
  # of Portfolio Holdings63
  Portfolio Turnover Rate32%
  Advisory Fees Paid$498,862

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financials	98.94%
Technology	0.68%
Cash, Cash Equivalents, & Other Net Assets	0.38%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Metropolitan Bank Holding Corp.	4.94%
Coastal Financial Corp.	4.60%
Skyward Specialty Insurance Group, Inc.	4.49%
Northeast Bancorp	4.39%
Axos Financial, Inc.	4.34%
Bancorp, Inc.	4.28%
Kinsale Capital Group, Inc.	3.84%
Mechanics Bank/Walnut Creek CA	3.49%
Esquire Financial Holdings, Inc.	3.20%
Wintrust Financial Corp	3.17%
Total % of Top 10 Holdings	40.74%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - CLASS A : HSSAX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

317609246–A–04302025

EMERALD FINANCE & BANKING INNOVATION FUND

CLASS C: HSSCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - C for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - C	$238	2.44%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $12,897	Class C - Load - $12,897	Russell 2000® Index TR - $18,462	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174	Russell 2000® Financial Services Index TR - $20,135
4/30/25	$12,897	$12,897	$18,462	$11,651	$30,174	$20,135
4/30/24	$10,506	$10,506	$18,302	$10,786	$27,085	$17,073
4/30/23	$8,908	$8,908	$16,151	$10,947	$22,146	$14,629
4/30/22	$15,302	$15,302	$16,762	$10,994	$21,819	$16,599
4/30/21	$22,191	$22,191	$20,163	$12,017	$22,520	$18,457
4/30/20	$9,921	$9,921	$11,527	$12,049	$14,922	$10,970
4/30/19	$14,267	$14,267	$13,787	$10,870	$15,079	$14,481
4/30/18	$16,068	$16,068	$13,179	$10,324	$13,382	$13,916
4/30/17	$14,238	$14,238	$11,816	$10,357	$11,837	$13,132
4/30/16	$10,767	$10,767	$9,406	$10,272	$9,982	$10,270
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - C returned 22.75% for the 12 months ended April 30, 2025. This is in contrast to the Russell 2000® Index TR, which had a 0.88% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	22.75%	5.39%	2.58%
Class C - Load	21.75%	5.39%	2.58%
Russell 2000® Index TR	0.88%	9.88%	6.32%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Financial Services Index TR	17.94%	12.91%	7.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$45,721,128
  # of Portfolio Holdings63
  Portfolio Turnover Rate32%
  Advisory Fees Paid$498,862

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financials	98.94%
Technology	0.68%
Cash, Cash Equivalents, & Other Net Assets	0.38%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Metropolitan Bank Holding Corp.	4.94%
Coastal Financial Corp.	4.60%
Skyward Specialty Insurance Group, Inc.	4.49%
Northeast Bancorp	4.39%
Axos Financial, Inc.	4.34%
Bancorp, Inc.	4.28%
Kinsale Capital Group, Inc.	3.84%
Mechanics Bank/Walnut Creek CA	3.49%
Esquire Financial Holdings, Inc.	3.20%
Wintrust Financial Corp	3.17%
Total % of Top 10 Holdings	40.74%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - CLASS C : HSSCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

317609238–A–04302025

EMERALD FINANCE & BANKING INNOVATION FUND

INSTITUTIONAL: HSSIX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Institutional for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Institutional	$149	1.53%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

	Institutional - $14,230	Russell 2000® Index TR - $18,462	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174	Russell 2000® Financial Services Index TR - $20,135
4/30/25	$14,230	$18,462	$11,651	$30,174	$20,135
4/30/24	$11,490	$18,302	$10,786	$27,085	$17,073
4/30/23	$9,642	$16,151	$10,947	$22,146	$14,629
4/30/22	$16,404	$16,762	$10,994	$21,819	$16,599
4/30/21	$23,541	$20,163	$12,017	$22,520	$18,457
4/30/20	$10,419	$11,527	$12,049	$14,922	$10,970
4/30/19	$14,834	$13,787	$10,870	$15,079	$14,481
4/30/18	$16,538	$13,179	$10,324	$13,382	$13,916
4/30/17	$14,515	$11,816	$10,357	$11,837	$13,132
4/30/16	$10,871	$9,406	$10,272	$9,982	$10,270
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - Institutional returned 23.85% for the 12 months ended April 30, 2025. This is in contrast to the Russell 2000® Index TR, which had a 0.88% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	23.85%	6.43%	3.59%
Russell 2000® Index TR	0.88%	9.88%	6.32%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Financial Services Index TR	17.94%	12.91%	7.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$45,721,128
  # of Portfolio Holdings63
  Portfolio Turnover Rate32%
  Advisory Fees Paid$498,862

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financials	98.94%
Technology	0.68%
Cash, Cash Equivalents, & Other Net Assets	0.38%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Metropolitan Bank Holding Corp.	4.94%
Coastal Financial Corp.	4.60%
Skyward Specialty Insurance Group, Inc.	4.49%
Northeast Bancorp	4.39%
Axos Financial, Inc.	4.34%
Bancorp, Inc.	4.28%
Kinsale Capital Group, Inc.	3.84%
Mechanics Bank/Walnut Creek CA	3.49%
Esquire Financial Holdings, Inc.	3.20%
Wintrust Financial Corp	3.17%
Total % of Top 10 Holdings	40.74%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - INSTITUTIONAL : HSSIX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

317609212–A–04302025

EMERALD FINANCE & BANKING INNOVATION FUND

INVESTOR: FFBFX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Investor for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Investor	$184	1.89%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Investor - $13,728	Russell 2000® Index TR - $18,462	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174	Russell 2000® Financial Services Index TR - $20,135
4/30/25	$13,728	$18,462	$11,651	$30,174	$20,135
4/30/24	$11,126	$18,302	$10,786	$27,085	$17,073
4/30/23	$9,377	$16,151	$10,947	$22,146	$14,629
4/30/22	$16,009	$16,762	$10,994	$21,819	$16,599
4/30/21	$23,063	$20,163	$12,017	$22,520	$18,457
4/30/20	$10,247	$11,527	$12,049	$14,922	$10,970
4/30/19	$14,647	$13,787	$10,870	$15,079	$14,481
4/30/18	$16,392	$13,179	$10,324	$13,382	$13,916
4/30/17	$14,421	$11,816	$10,357	$11,837	$13,132
4/30/16	$10,836	$9,406	$10,272	$9,982	$10,270
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Finance & Banking Innovation Fund - Investor returned 23.39% for the 12 months ended April 30, 2025. This is in contrast to the Russell 2000® Index TR, which had a 0.88% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	23.39%	6.02%	3.22%
Russell 2000® Index TR	0.88%	9.88%	6.32%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Financial Services Index TR	17.94%	12.91%	7.25%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$45,721,128
  # of Portfolio Holdings63
  Portfolio Turnover Rate32%
  Advisory Fees Paid$498,862

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financials	98.94%
Technology	0.68%
Cash, Cash Equivalents, & Other Net Assets	0.38%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Metropolitan Bank Holding Corp.	4.94%
Coastal Financial Corp.	4.60%
Skyward Specialty Insurance Group, Inc.	4.49%
Northeast Bancorp	4.39%
Axos Financial, Inc.	4.34%
Bancorp, Inc.	4.28%
Kinsale Capital Group, Inc.	3.84%
Mechanics Bank/Walnut Creek CA	3.49%
Esquire Financial Holdings, Inc.	3.20%
Wintrust Financial Corp	3.17%
Total % of Top 10 Holdings	40.74%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the Emerald Banking & Finance Evolution Fund, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - INVESTOR : FFBFX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

317609220–A–04302025

EMERALD GROWTH FUND

CLASS A: HSPGX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Growth Fund - A for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - A	$82	1.02%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $20,342	Class A - Load - $19,375	Russell 2000® Growth Index TR - $18,579	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174
4/30/25	$20,342	$19,375	$18,579	$11,651	$30,174
4/30/24	$19,733	$18,794	$18,140	$10,786	$27,085
4/30/23	$17,149	$16,333	$16,141	$10,947	$22,146
4/30/22	$17,570	$16,734	$16,025	$10,994	$21,819
4/30/21	$22,868	$21,780	$21,786	$12,017	$22,520
4/30/20	$13,391	$12,754	$12,879	$12,049	$14,922
4/30/19	$14,879	$14,171	$14,187	$10,870	$15,079
4/30/18	$13,309	$12,676	$13,270	$10,324	$13,382
4/30/17	$11,179	$10,647	$11,381	$10,357	$11,837
4/30/16	$8,972	$8,545	$9,173	$10,272	$9,982
4/30/15	$10,000	$9,524	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Growth Fund - A returned 3.09% for the 12 months ended April 30, 2025. This is in contrast to the Russell 2000® Growth Index TR, which had a 2.42% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	3.09%	8.72%	7.36%
Class A - Load	-1.81%	7.67%	6.84%
Russell 2000® Growth Index TR	2.42%	7.60%	6.39%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$805,723,518
  # of Portfolio Holdings121
  Portfolio Turnover Rate45%
  Advisory Fees Paid$5,700,768

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	26.64%
Industrials	20.74%
Technology	20.74%
Financials	15.78%
Consumer Discretionary	6.46%
Consumer Staples	5.25%
Energy	1.28%
Telecommunications	1.10%
Real Estate	0.73%
Cash, Cash Equivalents, & Other Net Assets	1.28%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.70%
Credo Technology Group Holding, Ltd.	2.51%
Palomar Holdings, Inc.	2.43%
Kratos Defense & Security Solutions, Inc.	2.32%
FTAI Aviation Ltd	2.18%
Skyward Specialty Insurance Group, Inc.	2.09%
Soleno Therapeutics, Inc.	2.00%
Carpenter Technology Corp.	1.85%
Freshpet, Inc.	1.81%
Chart Industries, Inc.	1.77%
Total % of Top 10 Holdings	24.66%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund or upon request at (855) 828-9909.

On October 30, 2024, the Fund’s principal investment strategies were revised to reflect, among other changes, the Fund’s intention to invest in affiliated exchange-traded funds advised or sub-advised by Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund ("Emerald"), including the F/m Emerald Life Sciences Innovation ETF. In addition, the Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald, approved on April 17, 2025, the proposed reorganization of the Fund into a correspondingly named series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - CLASS A : HSPGX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

317609287–A–04302025

EMERALD GROWTH FUND

CLASS C: HSPCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Growth Fund - C for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - C	$135	1.68%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $19,065	Class C - Load - $19,065	Russell 2000® Growth Index TR - $18,579	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174
4/30/25	$19,065	$19,065	$18,579	$11,651	$30,174
4/30/24	$18,609	$18,609	$18,140	$10,786	$27,085
4/30/23	$16,290	$16,290	$16,141	$10,947	$22,146
4/30/22	$16,790	$16,790	$16,025	$10,994	$21,819
4/30/21	$22,001	$22,001	$21,786	$12,017	$22,520
4/30/20	$12,972	$12,972	$12,879	$12,049	$14,922
4/30/19	$14,505	$14,505	$14,187	$10,870	$15,079
4/30/18	$13,058	$13,058	$13,270	$10,324	$13,382
4/30/17	$11,039	$11,039	$11,381	$10,357	$11,837
4/30/16	$8,913	$8,913	$9,173	$10,272	$9,982
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Growth Fund - C returned 2.45% for the 12 months ended April 30, 2025. This is in contrast to the Russell 2000® Growth Index TR, which had a 2.42% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	2.45%	8.00%	6.67%
Class C - Load	1.61%	8.00%	6.67%
Russell 2000® Growth Index TR	2.42%	7.60%	6.39%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$805,723,518
  # of Portfolio Holdings121
  Portfolio Turnover Rate45%
  Advisory Fees Paid$5,700,768

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	26.64%
Industrials	20.74%
Technology	20.74%
Financials	15.78%
Consumer Discretionary	6.46%
Consumer Staples	5.25%
Energy	1.28%
Telecommunications	1.10%
Real Estate	0.73%
Cash, Cash Equivalents, & Other Net Assets	1.28%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.70%
Credo Technology Group Holding, Ltd.	2.51%
Palomar Holdings, Inc.	2.43%
Kratos Defense & Security Solutions, Inc.	2.32%
FTAI Aviation Ltd	2.18%
Skyward Specialty Insurance Group, Inc.	2.09%
Soleno Therapeutics, Inc.	2.00%
Carpenter Technology Corp.	1.85%
Freshpet, Inc.	1.81%
Chart Industries, Inc.	1.77%
Total % of Top 10 Holdings	24.66%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund or upon request at (855) 828-9909.

On October 30, 2024, the Fund’s principal investment strategies were revised to reflect, among other changes, the Fund’s intention to invest in affiliated exchange-traded funds advised or sub-advised by Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund ("Emerald"), including the F/m Emerald Life Sciences Innovation ETF. In addition, the Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald, approved on April 17, 2025, the proposed reorganization of the Fund into a correspondingly named series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - CLASS C : HSPCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

317609279–A–04302025

EMERALD GROWTH FUND

INSTITUTIONAL: FGROX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Growth Fund - Institutional for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Institutional	$63	0.78%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

	Institutional - $20,968	Russell 2000® Growth Index TR - $18,579	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174
4/30/25	$20,968	$18,579	$11,651	$30,174
4/30/24	$20,299	$18,140	$10,786	$27,085
4/30/23	$17,587	$16,141	$10,947	$22,146
4/30/22	$17,965	$16,025	$10,994	$21,819
4/30/21	$23,306	$21,786	$12,017	$22,520
4/30/20	$13,608	$12,879	$12,049	$14,922
4/30/19	$15,073	$14,187	$10,870	$15,079
4/30/18	$13,437	$13,270	$10,324	$13,382
4/30/17	$11,253	$11,381	$10,357	$11,837
4/30/16	$9,003	$9,173	$10,272	$9,982
4/30/15	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Growth Fund - Institutional returned 3.29% for the 12 months ended April 30, 2025. This is in contrast to the Russell 2000® Growth Index TR, which had a 2.42% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	3.29%	9.03%	7.68%
Russell 2000® Growth Index TR	2.42%	7.60%	6.39%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$805,723,518
  # of Portfolio Holdings121
  Portfolio Turnover Rate45%
  Advisory Fees Paid$5,700,768

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	26.64%
Industrials	20.74%
Technology	20.74%
Financials	15.78%
Consumer Discretionary	6.46%
Consumer Staples	5.25%
Energy	1.28%
Telecommunications	1.10%
Real Estate	0.73%
Cash, Cash Equivalents, & Other Net Assets	1.28%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.70%
Credo Technology Group Holding, Ltd.	2.51%
Palomar Holdings, Inc.	2.43%
Kratos Defense & Security Solutions, Inc.	2.32%
FTAI Aviation Ltd	2.18%
Skyward Specialty Insurance Group, Inc.	2.09%
Soleno Therapeutics, Inc.	2.00%
Carpenter Technology Corp.	1.85%
Freshpet, Inc.	1.81%
Chart Industries, Inc.	1.77%
Total % of Top 10 Holdings	24.66%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund or upon request at (855) 828-9909.

On October 30, 2024, the Fund’s principal investment strategies were revised to reflect, among other changes, the Fund’s intention to invest in affiliated exchange-traded funds advised or sub-advised by Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund ("Emerald"), including the F/m Emerald Life Sciences Innovation ETF. In addition, the Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald, approved on April 17, 2025, the proposed reorganization of the Fund into a correspondingly named series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - INSTITUTIONAL : FGROX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

317609253–A–04302025

EMERALD GROWTH FUND

INVESTOR: FFGRX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Growth Fund - Investor for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Investor	$91	1.13%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Investor - $20,235	Russell 2000® Growth Index TR - $18,579	Bloomberg US Aggregate Bond Index - $11,651	Russell 3000® Index - $30,174
4/30/25	$20,235	$18,579	$11,651	$30,174
4/30/24	$19,653	$18,140	$10,786	$27,085
4/30/23	$17,088	$16,141	$10,947	$22,146
4/30/22	$17,519	$16,025	$10,994	$21,819
4/30/21	$22,812	$21,786	$12,017	$22,520
4/30/20	$13,363	$12,879	$12,049	$14,922
4/30/19	$14,856	$14,187	$10,870	$15,079
4/30/18	$13,287	$13,270	$10,324	$13,382
4/30/17	$11,167	$11,381	$10,357	$11,837
4/30/16	$8,964	$9,173	$10,272	$9,982
4/30/15	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Growth Fund - Investor returned 2.96% for the 12 months ended April 30, 2025. This is in contrast to the Russell 2000® Growth Index TR, which had a 2.42% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	2.96%	8.65%	7.30%
Russell 2000® Growth Index TR	2.42%	7.60%	6.39%
Bloomberg US Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$805,723,518
  # of Portfolio Holdings121
  Portfolio Turnover Rate45%
  Advisory Fees Paid$5,700,768

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	26.64%
Industrials	20.74%
Technology	20.74%
Financials	15.78%
Consumer Discretionary	6.46%
Consumer Staples	5.25%
Energy	1.28%
Telecommunications	1.10%
Real Estate	0.73%
Cash, Cash Equivalents, & Other Net Assets	1.28%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.70%
Credo Technology Group Holding, Ltd.	2.51%
Palomar Holdings, Inc.	2.43%
Kratos Defense & Security Solutions, Inc.	2.32%
FTAI Aviation Ltd	2.18%
Skyward Specialty Insurance Group, Inc.	2.09%
Soleno Therapeutics, Inc.	2.00%
Carpenter Technology Corp.	1.85%
Freshpet, Inc.	1.81%
Chart Industries, Inc.	1.77%
Total % of Top 10 Holdings	24.66%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund or upon request at (855) 828-9909.

On October 30, 2024, the Fund’s principal investment strategies were revised to reflect, among other changes, the Fund’s intention to invest in affiliated exchange-traded funds advised or sub-advised by Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund ("Emerald"), including the F/m Emerald Life Sciences Innovation ETF. In addition, the Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald, approved on April 17, 2025, the proposed reorganization of the Fund into a correspondingly named series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - INVESTOR : FFGRX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

317609261–A–04302025

EMERALD INSIGHTS FUND

CLASS A: EFCAX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Insights Fund - A for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - A	$118	1.35%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $28,966	Class A - Load - $27,584	Russell Midcap® Growth Index TR - $27,342	Russell 3000® Index - $30,174	Russell 3000® Growth Index TR - $39,473
4/30/25	$28,966	$27,584	$27,342	$30,174	$39,473
4/30/24	$26,989	$25,701	$24,058	$27,085	$34,605
4/30/23	$21,450	$20,426	$19,932	$22,146	$26,467
4/30/22	$22,273	$21,211	$19,619	$21,819	$25,886
4/30/21	$25,535	$24,317	$23,561	$22,520	$27,782
4/30/20	$14,017	$13,348	$15,302	$14,922	$18,228
4/30/19	$13,296	$12,662	$15,267	$15,079	$16,651
4/30/18	$11,922	$11,353	$12,978	$13,382	$14,279
4/30/17	$10,319	$9,827	$11,105	$11,837	$12,021
4/30/16	$8,825	$8,404	$9,587	$9,982	$10,032
4/30/15	$10,000	$9,523	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Insights Fund - A returned 7.33% for the 12 months ended April 30, 2025. This is in contrast to the Russell Midcap® Growth Index TR, which had a 13.65% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	7.33%	15.62%	11.22%
Class A - Load	2.21%	14.51%	10.68%
Russell Midcap® Growth Index TR	13.65%	12.31%	10.58%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Growth Index TR	14.07%	16.71%	14.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$18,534,735
  # of Portfolio Holdings65
  Portfolio Turnover Rate65%
  Advisory Fees Paid$55,899

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	46.06%
Consumer Discretionary	15.06%
Health Care	13.92%
Industrials	8.92%
Energy	8.05%
Financials	4.65%
Telecommunications	1.37%
Consumer Staples	0.98%
Cash, Cash Equivalents, & Other Net Assets	0.99%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	9.70%
Microsoft Corp.	8.76%
Apple, Inc.	6.46%
Amazon.com, Inc.	5.66%
Alphabet, Inc.	5.10%
Meta Platforms, Inc.	4.39%
Broadcom, Ltd.	3.73%
Eli Lilly & Co.	1.95%
Netflix, Inc.	1.94%
Bridgebio Pharma, Inc.	1.93%
Total % of Top 10 Holdings	49.62%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at http://emeraldmutualfunds.com/literature/emerald-insights-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the F/m Emerald Special Situations ETF, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-insights-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD INSIGHTS FUND - CLASS A : EFCAX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

31761R831–A–04302025

EMERALD INSIGHTS FUND

CLASS C: EFCCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Insights Fund - C for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - C	$174	2.00%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $27,180	Class C - Load - $27,180	Russell Midcap® Growth Index TR - $27,342	Russell 3000® Index - $30,174	Russell 3000® Growth Index TR - $39,473
4/30/25	$27,180	$27,180	$27,342	$30,174	$39,473
4/30/24	$25,422	$25,422	$24,058	$27,085	$34,605
4/30/23	$20,332	$20,332	$19,932	$22,146	$26,467
4/30/22	$21,259	$21,259	$19,619	$21,819	$25,886
4/30/21	$24,527	$24,527	$23,561	$22,520	$27,782
4/30/20	$13,557	$13,557	$15,302	$14,922	$18,228
4/30/19	$12,931	$12,931	$15,267	$15,079	$16,651
4/30/18	$11,685	$11,685	$12,978	$13,382	$14,279
4/30/17	$10,174	$10,174	$11,105	$11,837	$12,021
4/30/16	$8,755	$8,755	$9,587	$9,982	$10,032
4/30/15	$10,000	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Insights Fund - C returned 6.91% for the 12 months ended April 30, 2025. This is in contrast to the Russell Midcap® Growth Index TR, which had a 13.65% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	6.91%	14.93%	10.52%
Class C - Load	5.91%	14.93%	10.52%
Russell Midcap® Growth Index TR	13.65%	12.31%	10.58%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Growth Index TR	14.07%	16.71%	14.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$18,534,735
  # of Portfolio Holdings65
  Portfolio Turnover Rate65%
  Advisory Fees Paid$55,899

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	46.06%
Consumer Discretionary	15.06%
Health Care	13.92%
Industrials	8.92%
Energy	8.05%
Financials	4.65%
Telecommunications	1.37%
Consumer Staples	0.98%
Cash, Cash Equivalents, & Other Net Assets	0.99%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	9.70%
Microsoft Corp.	8.76%
Apple, Inc.	6.46%
Amazon.com, Inc.	5.66%
Alphabet, Inc.	5.10%
Meta Platforms, Inc.	4.39%
Broadcom, Ltd.	3.73%
Eli Lilly & Co.	1.95%
Netflix, Inc.	1.94%
Bridgebio Pharma, Inc.	1.93%
Total % of Top 10 Holdings	49.62%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at http://emeraldmutualfunds.com/literature/emerald-insights-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the F/m Emerald Special Situations ETF, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-insights-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD INSIGHTS FUND - CLASS C : EFCCX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

31761R823–A–04302025

EMERALD INSIGHTS FUND

INSTITUTIONAL: EFCIX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Insights Fund - Institutional for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - Institutional	$92	1.05%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

	Institutional - $29,822	Russell Midcap® Growth Index TR - $27,342	Russell 3000® Index - $30,174	Russell 3000® Growth Index TR - $39,473
4/30/25	$29,822	$27,342	$30,174	$39,473
4/30/24	$27,702	$24,058	$27,085	$34,605
4/30/23	$21,959	$19,932	$22,146	$26,467
4/30/22	$22,727	$19,619	$21,819	$25,886
4/30/21	$25,976	$23,561	$22,520	$27,782
4/30/20	$14,224	$15,302	$14,922	$18,228
4/30/19	$13,437	$15,267	$15,079	$16,651
4/30/18	$12,018	$12,978	$13,382	$14,279
4/30/17	$10,373	$11,105	$11,837	$12,021
4/30/16	$8,845	$9,587	$9,982	$10,032
4/30/15	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Insights Fund - Institutional returned 7.65% for the 12 months ended April 30, 2025. This is in contrast to the Russell Midcap® Growth Index TR, which had a 13.65% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	7.65%	15.96%	11.55%
Russell Midcap® Growth Index TR	13.65%	12.31%	10.58%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Growth Index TR	14.07%	16.71%	14.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$18,534,735
  # of Portfolio Holdings65
  Portfolio Turnover Rate65%
  Advisory Fees Paid$55,899

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	46.06%
Consumer Discretionary	15.06%
Health Care	13.92%
Industrials	8.92%
Energy	8.05%
Financials	4.65%
Telecommunications	1.37%
Consumer Staples	0.98%
Cash, Cash Equivalents, & Other Net Assets	0.99%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	9.70%
Microsoft Corp.	8.76%
Apple, Inc.	6.46%
Amazon.com, Inc.	5.66%
Alphabet, Inc.	5.10%
Meta Platforms, Inc.	4.39%
Broadcom, Ltd.	3.73%
Eli Lilly & Co.	1.95%
Netflix, Inc.	1.94%
Bridgebio Pharma, Inc.	1.93%
Total % of Top 10 Holdings	49.62%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at http://emeraldmutualfunds.com/literature/emerald-insights-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the F/m Emerald Special Situations ETF, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-insights-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD INSIGHTS FUND - INSTITUTIONAL : EFCIX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

31761R815–A–04302025

EMERALD INSIGHTS FUND

INVESTOR: EFCNX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

FUND OVERVIEW

This annual shareholder report shareholder report contains important information about Emerald Insights Fund - Investor for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - Investor	$122	1.40%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Investor - $28,829	Russell Midcap® Growth Index TR - $27,342	Russell 3000® Index - $30,174	Russell 3000® Growth Index TR - $39,473
4/30/25	$28,829	$27,342	$30,174	$39,473
4/30/24	$26,873	$24,058	$27,085	$34,605
4/30/23	$21,384	$19,932	$22,146	$26,467
4/30/22	$22,211	$19,619	$21,819	$25,886
4/30/21	$25,472	$23,561	$22,520	$27,782
4/30/20	$13,989	$15,302	$14,922	$18,228
4/30/19	$13,266	$15,267	$15,079	$16,651
4/30/18	$11,907	$12,978	$13,382	$14,279
4/30/17	$10,301	$11,105	$11,837	$12,021
4/30/16	$8,823	$9,587	$9,982	$10,032
4/30/15	$10,000	$10,000	$10,000	$10,000

HOW DID THE FUND PERFORM LAST YEAR?

The Emerald Insights Fund - Investor returned 7.28% for the 12 months ended April 30, 2025. This is in contrast to the Russell Midcap® Growth Index TR, which had a 13.65% return for the same time period.

Performance of the Fund in 2025 was driven by heightened volatility and declining valuations in equity markets. The market has been increasingly unpredictable and may impact the investment strategy.

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	7.28%	15.56%	11.17%
Russell Midcap® Growth Index TR	13.65%	12.31%	10.58%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Growth Index TR	14.07%	16.71%	14.72%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$18,534,735
  # of Portfolio Holdings65
  Portfolio Turnover Rate65%
  Advisory Fees Paid$55,899

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	46.06%
Consumer Discretionary	15.06%
Health Care	13.92%
Industrials	8.92%
Energy	8.05%
Financials	4.65%
Telecommunications	1.37%
Consumer Staples	0.98%
Cash, Cash Equivalents, & Other Net Assets	0.99%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	9.70%
Microsoft Corp.	8.76%
Apple, Inc.	6.46%
Amazon.com, Inc.	5.66%
Alphabet, Inc.	5.10%
Meta Platforms, Inc.	4.39%
Broadcom, Ltd.	3.73%
Eli Lilly & Co.	1.95%
Netflix, Inc.	1.94%
Bridgebio Pharma, Inc.	1.93%
Total % of Top 10 Holdings	49.62%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s or the successor fund's next prospectus, which we expect to be available by August 31, 2025, at http://emeraldmutualfunds.com/literature/emerald-insights-fund or upon request at (855) 828-9909.

The Board of Trustees of Financial Investors Trust, based upon the recommendation of Emerald Mutual Fund Advisers Trust, the investment adviser to the Fund, approved on April 17, 2025, the proposed reorganization of the Fund into the F/m Emerald Special Situations ETF, a series of The RBB Fund, Inc., subject to the approval of the shareholders of the Fund.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-insights-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD INSIGHTS FUND - INVESTOR : EFCNX

ANNUAL SHAREHOLDER REPORT - APRIL 30, 2025

Distributor, ALPS Distributors, Inc.

31761R799–A–04302025

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIGIX

Seafarer Overseas Growth and Income Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Institutional Class for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Institutional Class	$90	0.87%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2024 to April 30, 2025), the Seafarer Overseas Growth and Income Fund’s Institutional Class returned 5.94%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 6.95% and 6.73%, respectively.

At the outset of the period, emerging market (EM) equities traded sideways. In September, China announced coordinated but vague stimulus programs, inducing a surge in Chinese equities. Those pronouncements failed to materialize; by December Chinese stocks slumped again. Meanwhile, EM currencies drove returns, fluctuating in response to U.S. politics and rate policies. EM currencies initially lost ground to the dollar, but they recovered, finishing the period at record highs. Throughout, the Fund’s performance was driven by a sharp increase in dividends from its holdings, underwritten by improving profitability.

(1)    Additional index

(2)    Broad-based securities market index

How did the Fund perform over the last 10 years?

Total Return Based on $25,000 Investment

	Seafarer Overseas Growth and Income Fund - Institutional Class $35,505	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $36,382	Morningstar EM Net Return USD Index $35,546
04/15	$25,000	$25,000	$25,000
05/15	$24,447	$24,363	$24,144
06/15	$24,011	$23,754	$23,463
07/15	$23,138	$22,366	$21,827
08/15	$21,094	$20,242	$19,910
09/15	$20,518	$19,798	$19,392
10/15	$21,808	$21,143	$20,759
11/15	$21,213	$20,577	$19,996
12/15	$20,739	$20,126	$19,592
01/16	$20,079	$18,666	$18,310
02/16	$20,099	$18,636	$18,261
03/16	$22,519	$20,946	$20,594
04/16	$22,919	$21,171	$20,807
05/16	$22,119	$20,506	$20,017
06/16	$23,177	$21,265	$20,886
07/16	$23,862	$22,358	$21,932
08/16	$23,923	$22,856	$22,413
09/16	$24,245	$23,058	$22,629
10/16	$24,064	$23,075	$22,666
11/16	$22,431	$22,144	$21,663
12/16	$22,675	$22,252	$21,741
01/17	$23,591	$23,403	$22,851
02/17	$24,446	$24,208	$23,619
03/17	$25,220	$24,837	$24,263
04/17	$25,525	$25,306	$24,689
05/17	$26,075	$25,912	$25,304
06/17	$26,193	$26,157	$25,473
07/17	$26,726	$27,542	$26,767
08/17	$26,829	$28,118	$27,328
09/17	$26,706	$27,990	$27,209
10/17	$27,260	$28,877	$28,166
11/17	$27,835	$28,998	$28,345
12/17	$28,617	$30,057	$29,461
01/18	$29,898	$32,390	$31,702
02/18	$28,470	$30,954	$30,274
03/18	$28,554	$30,503	$29,735
04/18	$27,589	$30,503	$29,771
05/18	$26,938	$29,578	$28,636
06/18	$25,621	$28,315	$27,375
07/18	$26,596	$28,952	$27,997
08/18	$26,278	$28,210	$27,386
09/18	$25,981	$27,827	$27,174
10/18	$23,417	$25,542	$24,865
11/18	$24,010	$26,654	$25,953
12/18	$23,432	$26,076	$25,478
01/19	$25,641	$28,014	$27,565
02/19	$25,937	$28,084	$27,680
03/19	$26,142	$28,549	$27,867
04/19	$26,438	$28,958	$28,388
05/19	$24,639	$27,072	$26,541
06/19	$26,537	$28,585	$28,071
07/19	$26,352	$28,302	$27,672
08/19	$26,051	$27,051	$26,407
09/19	$26,444	$27,569	$26,945
10/19	$27,555	$28,645	$28,111
11/19	$27,532	$28,574	$28,089
12/19	$28,865	$30,642	$30,094
01/20	$27,415	$29,574	$28,691
02/20	$26,199	$28,109	$27,107
03/20	$22,175	$23,728	$22,648
04/20	$24,234	$25,872	$24,844
05/20	$25,029	$26,186	$25,227
06/20	$26,484	$28,230	$27,097
07/20	$28,132	$31,060	$29,399
08/20	$29,167	$31,954	$30,128
09/20	$29,191	$31,222	$29,538
10/20	$29,144	$31,863	$30,167
11/20	$32,275	$34,875	$33,172
12/20	$35,273	$37,304	$35,634
01/21	$35,824	$38,304	$36,521
02/21	$35,752	$38,667	$36,992
03/21	$36,352	$37,973	$36,536
04/21	$36,903	$39,164	$37,626
05/21	$37,694	$40,384	$38,474
06/21	$38,084	$40,470	$38,599
07/21	$37,161	$38,278	$36,207
08/21	$37,331	$39,201	$37,084
09/21	$35,046	$38,130	$35,808
10/21	$35,557	$38,483	$36,078
11/21	$33,612	$37,447	$34,739
12/21	$34,450	$38,188	$35,515
01/22	$33,904	$36,839	$34,725
02/22	$33,695	$36,161	$33,964
03/22	$33,357	$35,033	$33,405
04/22	$31,586	$32,988	$31,716
05/22	$32,862	$33,105	$31,771
06/22	$30,277	$31,313	$29,491
07/22	$30,961	$31,356	$29,567
08/22	$30,567	$31,461	$29,865
09/22	$27,489	$28,130	$26,556
10/22	$28,436	$27,339	$25,895
11/22	$31,382	$30,639	$29,376
12/22	$30,421	$30,312	$29,019
01/23	$32,460	$32,476	$31,049
02/23	$30,743	$30,747	$29,266
03/23	$31,629	$31,429	$30,049
04/23	$31,575	$31,206	$29,820
05/23	$31,468	$30,649	$29,436
06/23	$32,726	$31,687	$30,540
07/23	$34,386	$33,493	$32,415
08/23	$32,971	$31,795	$30,700
09/23	$32,072	$31,063	$30,033
10/23	$30,493	$29,875	$28,771
11/23	$32,862	$32,076	$31,110
12/23	$34,775	$33,192	$32,367
01/24	$33,240	$31,588	$31,097
02/24	$34,364	$33,115	$32,443
03/24	$34,666	$33,652	$33,086
04/24	$33,514	$34,018	$33,305
05/24	$33,212	$34,096	$33,545
06/24	$33,799	$34,985	$34,793
07/24	$34,496	$35,149	$34,917
08/24	$35,610	$35,538	$35,412
09/24	$36,251	$38,350	$37,598
10/24	$34,496	$36,781	$35,955
11/24	$34,050	$35,703	$34,810
12/24	$32,900	$35,555	$34,648
01/25	$33,551	$35,735	$34,919
02/25	$33,608	$35,830	$34,896
03/25	$34,061	$36,109	$35,053
04/25	$35,505	$36,382	$35,546

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Institutional Class (Incep. February 15, 2012)	5.94%	7.94%	3.57%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	6.95%	7.06%	3.82%
Morningstar EM Net Return USD Index	6.73%	7.43%	3.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$2,943,954,929
# of Portfolio Holdings	53
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$23,271,090

What did the Fund invest in?

April 30, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Utilities	1.2%
Communications	2.4%
Energy	2.4%
Real Estate	2.7%
Materials	5.7%
Industrials	6.8%
Health Care	9.6%
Technology	13.8%
Consumer Staples	15.2%
Consumer Discretionary	16.5%
Financials	21.7%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.1%
Samsung Biologics Co., Ltd.	3.6%
Samsung Electronics Co., Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Novatek Microelectronics Corp.	3.1%
Hongkong Land Holdings, Ltd.	2.7%
L&T Technology Services, Ltd.	2.7%
Hermes International SCA	2.6%
Bank Central Asia Tbk PT	2.5%
Jardine Matheson Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	32.2%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Middle East & Africa	5.5%
Emerging Europe	5.7%
Other	6.4%
Latin America	16.5%
East & South Asia	63.9%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	87.8%
ADR	9.0%
Preferred Stock	0.9%
Rights and Warrants	0.3%
Cash and Other Assets, Less Liabilities	2.0%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIGIX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

317609295–A–04302025

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFGIX

Seafarer Overseas Growth and Income Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Investor Class for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Investor Class	$100	0.97%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2024 to April 30, 2025), the Seafarer Overseas Growth and Income Fund’s Investor Class returned 5.81%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 6.95% and 6.73%, respectively.

At the outset of the period, emerging market (EM) equities traded sideways. In September, China announced coordinated but vague stimulus programs, inducing a surge in Chinese equities. Those pronouncements failed to materialize; by December Chinese stocks slumped again. Meanwhile, EM currencies drove returns, fluctuating in response to U.S. politics and rate policies. EM currencies initially lost ground to the dollar, but they recovered, finishing the period at record highs. Throughout, the Fund’s performance was driven by a sharp increase in dividends from its holdings, underwritten by improving profitability.

(1)    Additional index

(2)    Broad-based securities market index

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Seafarer Overseas Growth and Income Fund - Investor Class $14,052	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $14,553	Morningstar EM Net Return USD Index $14,218
04/15	$10,000	$10,000	$10,000
05/15	$9,778	$9,745	$9,657
06/15	$9,603	$9,502	$9,385
07/15	$9,253	$8,946	$8,731
08/15	$8,434	$8,097	$7,964
09/15	$8,204	$7,919	$7,757
10/15	$8,720	$8,457	$8,304
11/15	$8,482	$8,231	$7,998
12/15	$8,288	$8,051	$7,837
01/16	$8,032	$7,467	$7,324
02/16	$8,032	$7,455	$7,304
03/16	$8,993	$8,379	$8,237
04/16	$9,161	$8,469	$8,323
05/16	$8,833	$8,202	$8,007
06/16	$9,255	$8,506	$8,355
07/16	$9,529	$8,943	$8,773
08/16	$9,554	$9,142	$8,965
09/16	$9,683	$9,223	$9,052
10/16	$9,610	$9,230	$9,066
11/16	$8,957	$8,858	$8,665
12/16	$9,057	$8,901	$8,696
01/17	$9,415	$9,361	$9,140
02/17	$9,758	$9,683	$9,448
03/17	$10,067	$9,935	$9,705
04/17	$10,181	$10,122	$9,875
05/17	$10,409	$10,365	$10,122
06/17	$10,455	$10,463	$10,189
07/17	$10,660	$11,017	$10,707
08/17	$10,701	$11,247	$10,931
09/17	$10,652	$11,196	$10,884
10/17	$10,882	$11,551	$11,266
11/17	$11,104	$11,599	$11,338
12/17	$11,410	$12,023	$11,784
01/18	$11,923	$12,956	$12,681
02/18	$11,352	$12,382	$12,110
03/18	$11,385	$12,201	$11,894
04/18	$11,007	$12,201	$11,908
05/18	$10,739	$11,831	$11,454
06/18	$10,210	$11,326	$10,950
07/18	$10,600	$11,581	$11,199
08/18	$10,473	$11,284	$10,954
09/18	$10,354	$11,131	$10,870
10/18	$9,329	$10,217	$9,946
11/18	$9,566	$10,662	$10,381
12/18	$9,335	$10,430	$10,191
01/19	$10,209	$11,206	$11,026
02/19	$10,328	$11,234	$11,072
03/19	$10,419	$11,419	$11,147
04/19	$10,528	$11,583	$11,355
05/19	$9,808	$10,829	$10,616
06/19	$10,566	$11,434	$11,228
07/19	$10,492	$11,321	$11,069
08/19	$10,371	$10,820	$10,563
09/19	$10,529	$11,028	$10,778
10/19	$10,963	$11,458	$11,244
11/19	$10,963	$11,430	$11,236
12/19	$11,482	$12,257	$12,037
01/20	$10,911	$11,830	$11,476
02/20	$10,425	$11,243	$10,843
03/20	$8,826	$9,491	$9,059
04/20	$9,640	$10,349	$9,938
05/20	$9,958	$10,474	$10,091
06/20	$10,528	$11,292	$10,839
07/20	$11,187	$12,424	$11,760
08/20	$11,601	$12,781	$12,051
09/20	$11,610	$12,489	$11,815
10/20	$11,582	$12,745	$12,067
11/20	$12,833	$13,950	$13,269
12/20	$14,025	$14,922	$14,254
01/21	$14,245	$15,322	$14,608
02/21	$14,216	$15,467	$14,797
03/21	$14,456	$15,189	$14,615
04/21	$14,667	$15,666	$15,050
05/21	$14,983	$16,154	$15,390
06/21	$15,136	$16,188	$15,440
07/21	$14,767	$15,311	$14,483
08/21	$14,835	$15,681	$14,834
09/21	$13,932	$15,252	$14,323
10/21	$14,126	$15,393	$14,431
11/21	$13,359	$14,979	$13,896
12/21	$13,687	$15,275	$14,206
01/22	$13,469	$14,736	$13,890
02/22	$13,386	$14,464	$13,586
03/22	$13,250	$14,013	$13,362
04/22	$12,543	$13,195	$12,686
05/22	$13,053	$13,242	$12,709
06/22	$12,018	$12,525	$11,796
07/22	$12,292	$12,542	$11,827
08/22	$12,134	$12,584	$11,946
09/22	$10,905	$11,252	$10,622
10/22	$11,294	$10,936	$10,358
11/22	$12,449	$12,256	$11,751
12/22	$12,067	$12,125	$11,608
01/23	$12,880	$12,990	$12,420
02/23	$12,195	$12,299	$11,706
03/23	$12,548	$12,572	$12,020
04/23	$12,527	$12,482	$11,928
05/23	$12,484	$12,259	$11,775
06/23	$12,984	$12,675	$12,216
07/23	$13,636	$13,397	$12,966
08/23	$13,082	$12,718	$12,280
09/23	$12,712	$12,425	$12,013
10/23	$12,082	$11,950	$11,508
11/23	$13,027	$12,830	$12,444
12/23	$13,783	$13,277	$12,947
01/24	$13,170	$12,635	$12,439
02/24	$13,619	$13,246	$12,977
03/24	$13,739	$13,461	$13,234
04/24	$13,280	$13,607	$13,322
05/24	$13,159	$13,639	$13,418
06/24	$13,391	$13,994	$13,917
07/24	$13,658	$14,060	$13,967
08/24	$14,114	$14,215	$14,165
09/24	$14,358	$15,340	$15,039
10/24	$13,658	$14,712	$14,382
11/24	$13,480	$14,281	$13,924
12/24	$13,025	$14,222	$13,859
01/25	$13,284	$14,294	$13,968
02/25	$13,307	$14,332	$13,958
03/25	$13,487	$14,444	$14,021
04/25	$14,052	$14,553	$14,218

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Investor Class (Incep. February 15, 2012)	5.81%	7.83%	3.46%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	6.95%	7.06%	3.82%
Morningstar EM Net Return USD Index	6.73%	7.43%	3.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$2,943,954,929
# of Portfolio Holdings	53
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$23,271,090

What did the Fund invest in?

April 30, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Utilities	1.2%
Communications	2.4%
Energy	2.4%
Real Estate	2.7%
Materials	5.7%
Industrials	6.8%
Health Care	9.6%
Technology	13.8%
Consumer Staples	15.2%
Consumer Discretionary	16.5%
Financials	21.7%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.1%
Samsung Biologics Co., Ltd.	3.6%
Samsung Electronics Co., Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Novatek Microelectronics Corp.	3.1%
Hongkong Land Holdings, Ltd.	2.7%
L&T Technology Services, Ltd.	2.7%
Hermes International SCA	2.6%
Bank Central Asia Tbk PT	2.5%
Jardine Matheson Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	32.2%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Middle East & Africa	5.5%
Emerging Europe	5.7%
Other	6.4%
Latin America	16.5%
East & South Asia	63.9%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	87.8%
ADR	9.0%
Preferred Stock	0.9%
Rights and Warrants	0.3%
Cash and Other Assets, Less Liabilities	2.0%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFGIX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

317609311–A–04302025

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFGRX

Seafarer Overseas Growth and Income Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Retail Class for the period of August 30, 2024 to April 30, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Retail Class	$78	1.17%

Cost represents eight months of activity (inception date August 30, 2024). The cost for a 12-month period would be higher.

How did the Fund perform over the last 12 months?

The Seafarer Overseas Growth and Income Fund’s Retail Class returned -0.48% from its inception on August 30, 2024 to the end of the annual period on April 30, 2025. During this eight-month period, the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 2.37% and 0.38%, respectively.

In September 2024 China announced coordinated but vague stimulus programs, inducing a surge in Chinese equities. Those pronouncements failed to materialize; by December, Chinese stocks slumped again. Meanwhile, EM currencies drove returns, fluctuating in response to U.S. politics and rate policies. EM currencies initially lost ground to the dollar, but they recovered, finishing the period at record highs. Throughout, the Fund’s performance was driven by a sharp increase in dividends from its holdings, underwritten by improving profitability.

(1)    Additional index

(2)    Broad-based securities market index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Growth and Income Fund - Retail Class $9,952	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $10,237	Morningstar EM Net Return USD Index $10,038
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,173	$10,791	$10,617
10/31/24	$9,677	$10,350	$10,153
11/30/24	$9,551	$10,046	$9,830
12/31/24	$9,224	$10,005	$9,784
01/31/25	$9,408	$10,055	$9,861
02/28/25	$9,424	$10,082	$9,854
03/31/25	$9,552	$10,161	$9,899
04/30/25	$9,952	$10,237	$10,038

Total Returns

Seafarer Overseas Growth and Income Fund	Since Inception
Seafarer Overseas Growth and Income Fund - Retail Class (Incep. August 30, 2024)	-0.48%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	2.37%
Morningstar EM Net Return USD Index	0.38%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$2,943,954,929
# of Portfolio Holdings	53
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$23,271,090

What did the Fund invest in?

April 30, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Utilities	1.2%
Communications	2.4%
Energy	2.4%
Real Estate	2.7%
Materials	5.7%
Industrials	6.8%
Health Care	9.6%
Technology	13.8%
Consumer Staples	15.2%
Consumer Discretionary	16.5%
Financials	21.7%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.1%
Samsung Biologics Co., Ltd.	3.6%
Samsung Electronics Co., Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Novatek Microelectronics Corp.	3.1%
Hongkong Land Holdings, Ltd.	2.7%
L&T Technology Services, Ltd.	2.7%
Hermes International SCA	2.6%
Bank Central Asia Tbk PT	2.5%
Jardine Matheson Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	32.2%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.0%
Middle East & Africa	5.5%
Emerging Europe	5.7%
Other	6.4%
Latin America	16.5%
East & South Asia	63.9%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	87.8%
ADR	9.0%
Preferred Stock	0.9%
Rights and Warrants	0.3%
Cash and Other Assets, Less Liabilities	2.0%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched this Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFGRX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761T878–A–04302025

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIVLX

Seafarer Overseas Value Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Value Fund - Institutional Class for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Institutional Class	$107	1.05%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2024 to April 30, 2025), the Seafarer Overseas Value Fund’s Institutional Class returned 4.50%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 6.95% and 6.73%, respectively.

Emerging market (EM) equities began this annual period led by technology and AI-related developments until September, when Chinese stocks surged following policy announcements aimed to stabilize China’s economy. This short-lived rally pushed EM benchmarks and the Fund higher. For the remainder of the period, the Fund’s performance was driven by EM currency movements and Brazil holdings. The Fund’s holdings are sharing meaningful earnings growth with investors in the form of growing dividends.

(1)    Additional index

(2)    Broad-based securities market index

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Seafarer Overseas Value Fund - Institutional Class $45,282	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $44,356	Morningstar EM Net Return USD Index $44,395
05/16	$25,000	$25,000	$25,000
06/16	$24,825	$25,925	$26,086
07/16	$25,550	$27,258	$27,393
08/16	$25,625	$27,865	$27,993
09/16	$25,800	$28,112	$28,263
10/16	$25,675	$28,133	$28,309
11/16	$26,025	$26,998	$27,056
12/16	$25,712	$27,130	$27,154
01/17	$26,977	$28,532	$28,539
02/17	$27,736	$29,514	$29,500
03/17	$27,989	$30,280	$30,303
04/17	$28,571	$30,853	$30,835
05/17	$29,482	$31,591	$31,604
06/17	$29,913	$31,891	$31,815
07/17	$30,140	$33,579	$33,431
08/17	$30,849	$34,281	$34,132
09/17	$31,077	$34,125	$33,983
10/17	$30,976	$35,206	$35,178
11/17	$31,026	$35,354	$35,402
12/17	$31,666	$36,645	$36,795
01/18	$33,028	$39,489	$39,595
02/18	$31,980	$37,739	$37,811
03/18	$31,797	$37,189	$37,138
04/18	$31,325	$37,189	$37,182
05/18	$31,325	$36,061	$35,765
06/18	$30,618	$34,521	$34,190
07/18	$30,566	$35,298	$34,967
08/18	$29,963	$34,393	$34,203
09/18	$29,990	$33,926	$33,939
10/18	$27,999	$31,140	$31,056
11/18	$27,737	$32,497	$32,415
12/18	$27,254	$31,791	$31,820
01/19	$29,363	$34,155	$34,427
02/19	$29,661	$34,239	$34,571
03/19	$30,391	$34,806	$34,805
04/19	$30,904	$35,305	$35,456
05/19	$29,390	$33,005	$33,148
06/19	$31,986	$34,851	$35,059
07/19	$32,148	$34,505	$34,561
08/19	$31,337	$32,980	$32,981
09/19	$31,472	$33,612	$33,653
10/19	$32,581	$34,924	$35,109
11/19	$32,283	$34,837	$35,082
12/19	$33,236	$37,359	$37,586
01/20	$31,451	$36,056	$35,834
02/20	$29,945	$34,270	$33,855
03/20	$24,230	$28,929	$28,286
04/20	$26,432	$31,543	$31,029
05/20	$26,572	$31,925	$31,508
06/20	$27,436	$34,418	$33,843
07/20	$27,520	$37,868	$36,718
08/20	$29,248	$38,957	$37,628
09/20	$28,970	$38,066	$36,892
10/20	$28,998	$38,847	$37,678
11/20	$32,566	$42,519	$41,431
12/20	$34,579	$45,481	$44,505
01/21	$34,522	$46,699	$45,613
02/21	$35,597	$47,143	$46,201
03/21	$36,812	$46,296	$45,632
04/21	$37,265	$47,748	$46,993
05/21	$38,085	$49,235	$48,053
06/21	$39,046	$49,340	$48,209
07/21	$38,169	$46,667	$45,221
08/21	$39,442	$47,794	$46,316
09/21	$37,519	$46,487	$44,723
10/21	$38,989	$46,918	$45,060
11/21	$36,897	$45,654	$43,388
12/21	$38,050	$46,559	$44,357
01/22	$38,313	$44,914	$43,370
02/22	$38,723	$44,087	$42,420
03/22	$38,958	$42,711	$41,722
04/22	$37,640	$40,219	$39,612
05/22	$38,430	$40,361	$39,681
06/22	$36,439	$38,176	$36,833
07/22	$37,259	$38,228	$36,928
08/22	$36,907	$38,357	$37,300
09/22	$34,388	$34,295	$33,167
10/22	$34,066	$33,332	$32,341
11/22	$37,142	$37,355	$36,690
12/22	$37,778	$36,956	$36,243
01/23	$40,370	$39,594	$38,779
02/23	$38,821	$37,486	$36,552
03/23	$39,655	$38,318	$37,530
04/23	$39,983	$38,046	$37,244
05/23	$39,119	$37,366	$36,765
06/23	$40,907	$38,632	$38,143
07/23	$42,933	$40,834	$40,485
08/23	$41,294	$38,764	$38,343
09/23	$40,698	$37,872	$37,510
10/23	$38,285	$36,423	$35,934
11/23	$40,609	$39,106	$38,855
12/23	$42,813	$40,467	$40,426
01/24	$41,094	$38,512	$38,839
02/24	$42,383	$40,373	$40,520
03/24	$43,334	$41,028	$41,323
04/24	$43,334	$41,474	$41,596
05/24	$42,229	$41,570	$41,897
06/24	$41,831	$42,653	$43,455
07/24	$42,199	$42,853	$43,609
08/24	$43,058	$43,328	$44,228
09/24	$44,654	$46,756	$46,959
10/24	$43,120	$44,842	$44,906
11/24	$42,414	$43,529	$43,476
12/24	$41,384	$43,348	$43,274
01/25	$41,831	$43,568	$43,613
02/25	$42,310	$43,683	$43,583
03/25	$43,429	$44,024	$43,779
04/25	$45,282	$44,356	$44,395

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Institutional Class (Incep. May 31, 2016)	4.50%	11.37%	6.89%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	6.95%	7.06%	6.64%
Morningstar EM Net Return USD Index	6.73%	7.43%	6.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$98,819,325
# of Portfolio Holdings	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$607,161

What did the Fund invest in?

April 30, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Communications	2.1%
Energy	4.0%
Utilities	4.6%
Real Estate	7.2%
Materials	8.0%
Industrials	8.4%
Consumer Discretionary	13.1%
Consumer Staples	18.5%
Financials	23.9%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	4.5%
Lion Finance Group PLC	3.7%
Hongkong Land Holdings, Ltd.	3.7%
Emaar Properties PJSC	3.5%
First Pacific Co., Ltd.	3.5%
Moneta Money Bank AS	3.4%
Jardine Matheson Holdings, Ltd.	3.0%
Itau Unibanco Holding SA	3.0%
DFI Retail Group Holdings, Ltd.	2.9%
Credicorp, Ltd.	2.9%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Other	4.9%
Middle East & Africa	9.9%
Emerging Europe	11.6%
Latin America	18.6%
East & South Asia	44.8%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	74.7%
ADR	14.8%
Rights and Warrants	0.2%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	10.2%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIVLX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761R591–A–04302025

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFVLX

Seafarer Overseas Value Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Value Fund - Investor Class for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Investor Class	$118	1.15%

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2024 to April 30, 2025), the Seafarer Overseas Value Fund’s Investor Class returned 4.37%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 6.95% and 6.73%, respectively.

Emerging market (EM) equities began this annual period led by technology and AI-related developments until September, when Chinese stocks surged following policy announcements aimed to stabilize China’s economy. This short-lived rally pushed EM benchmarks and the Fund higher. For the remainder of the period, the Fund’s performance was driven by EM currency movements and Brazil holdings. The Fund’s holdings are sharing meaningful earnings growth with investors in the form of growing dividends.

(1)    Additional index

(2)    Broad-based securities market index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Value Fund - Investor Class $17,944	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $17,742	Morningstar EM Net Return USD Index $17,758
05/16	$10,000	$10,000	$10,000
06/16	$9,930	$10,370	$10,434
07/16	$10,210	$10,903	$10,957
08/16	$10,240	$11,146	$11,197
09/16	$10,320	$11,245	$11,305
10/16	$10,260	$11,253	$11,323
11/16	$10,400	$10,799	$10,822
12/16	$10,283	$10,852	$10,861
01/17	$10,778	$11,413	$11,416
02/17	$11,081	$11,806	$11,800
03/17	$11,182	$12,112	$12,121
04/17	$11,415	$12,341	$12,334
05/17	$11,778	$12,636	$12,641
06/17	$11,960	$12,756	$12,726
07/17	$12,041	$13,431	$13,373
08/17	$12,324	$13,713	$13,653
09/17	$12,415	$13,650	$13,593
10/17	$12,374	$14,082	$14,071
11/17	$12,394	$14,142	$14,161
12/17	$12,640	$14,658	$14,718
01/18	$13,195	$15,796	$15,838
02/18	$12,776	$15,096	$15,124
03/18	$12,693	$14,876	$14,855
04/18	$12,504	$14,876	$14,873
05/18	$12,504	$14,424	$14,306
06/18	$12,222	$13,808	$13,676
07/18	$12,201	$14,119	$13,987
08/18	$11,960	$13,757	$13,681
09/18	$11,960	$13,570	$13,576
10/18	$11,175	$12,456	$12,422
11/18	$11,071	$12,999	$12,966
12/18	$10,881	$12,717	$12,728
01/19	$11,712	$13,662	$13,771
02/19	$11,831	$13,696	$13,828
03/19	$12,123	$13,922	$13,922
04/19	$12,317	$14,122	$14,182
05/19	$11,712	$13,202	$13,259
06/19	$12,760	$13,940	$14,024
07/19	$12,824	$13,802	$13,824
08/19	$12,500	$13,192	$13,192
09/19	$12,544	$13,445	$13,461
10/19	$12,986	$13,970	$14,044
11/19	$12,867	$13,935	$14,033
12/19	$13,241	$14,943	$15,034
01/20	$12,540	$14,423	$14,334
02/20	$11,928	$13,708	$13,542
03/20	$9,658	$11,571	$11,314
04/20	$10,526	$12,617	$12,412
05/20	$10,593	$12,770	$12,603
06/20	$10,926	$13,767	$13,537
07/20	$10,971	$15,147	$14,687
08/20	$11,639	$15,583	$15,051
09/20	$11,538	$15,226	$14,757
10/20	$11,550	$15,539	$15,071
11/20	$12,963	$17,008	$16,572
12/20	$13,767	$18,192	$17,802
01/21	$13,744	$18,680	$18,245
02/21	$14,161	$18,857	$18,480
03/21	$14,657	$18,518	$18,253
04/21	$14,838	$19,099	$18,797
05/21	$15,153	$19,694	$19,221
06/21	$15,537	$19,736	$19,284
07/21	$15,187	$18,667	$18,088
08/21	$15,695	$19,117	$18,526
09/21	$14,928	$18,595	$17,889
10/21	$15,503	$18,767	$18,024
11/21	$14,669	$18,262	$17,355
12/21	$15,129	$18,624	$17,743
01/22	$15,235	$17,966	$17,348
02/22	$15,398	$17,635	$16,968
03/22	$15,491	$17,085	$16,689
04/22	$14,966	$16,088	$15,845
05/22	$15,281	$16,144	$15,872
06/22	$14,487	$15,271	$14,733
07/22	$14,803	$15,291	$14,771
08/22	$14,663	$15,343	$14,920
09/22	$13,670	$13,718	$13,267
10/22	$13,542	$13,333	$12,937
11/22	$14,756	$14,942	$14,676
12/22	$15,003	$14,783	$14,497
01/23	$16,035	$15,838	$15,512
02/23	$15,418	$14,994	$14,621
03/23	$15,750	$15,327	$15,012
04/23	$15,881	$15,218	$14,897
05/23	$15,537	$14,947	$14,706
06/23	$16,237	$15,453	$15,257
07/23	$17,044	$16,333	$16,194
08/23	$16,391	$15,505	$15,337
09/23	$16,166	$15,149	$15,004
10/23	$15,192	$14,569	$14,374
11/23	$16,118	$15,642	$15,542
12/23	$16,997	$16,187	$16,170
01/24	$16,313	$15,405	$15,536
02/24	$16,814	$16,149	$16,208
03/24	$17,193	$16,411	$16,529
04/24	$17,193	$16,590	$16,638
05/24	$16,753	$16,628	$16,759
06/24	$16,594	$17,061	$17,382
07/24	$16,741	$17,141	$17,444
08/24	$17,083	$17,331	$17,691
09/24	$17,706	$18,703	$18,784
10/24	$17,095	$17,937	$17,962
11/24	$16,826	$17,411	$17,391
12/24	$16,418	$17,339	$17,310
01/25	$16,583	$17,427	$17,445
02/25	$16,774	$17,473	$17,433
03/25	$17,219	$17,609	$17,512
04/25	$17,944	$17,742	$17,758

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Investor Class (Incep. May 31, 2016)	4.37%	11.26%	6.78%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	6.95%	7.06%	6.64%
Morningstar EM Net Return USD Index	6.73%	7.43%	6.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$98,819,325
# of Portfolio Holdings	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$607,161

What did the Fund invest in?

April 30, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Communications	2.1%
Energy	4.0%
Utilities	4.6%
Real Estate	7.2%
Materials	8.0%
Industrials	8.4%
Consumer Discretionary	13.1%
Consumer Staples	18.5%
Financials	23.9%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	4.5%
Lion Finance Group PLC	3.7%
Hongkong Land Holdings, Ltd.	3.7%
Emaar Properties PJSC	3.5%
First Pacific Co., Ltd.	3.5%
Moneta Money Bank AS	3.4%
Jardine Matheson Holdings, Ltd.	3.0%
Itau Unibanco Holding SA	3.0%
DFI Retail Group Holdings, Ltd.	2.9%
Credicorp, Ltd.	2.9%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Other	4.9%
Middle East & Africa	9.9%
Emerging Europe	11.6%
Latin America	18.6%
East & South Asia	44.8%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	74.7%
ADR	14.8%
Rights and Warrants	0.2%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	10.2%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFVLX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761R617–A–04302025

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFVRX

Seafarer Overseas Value Fund

Fund Overview

This annual shareholder report contains important information about the Seafarer Overseas Value Fund - Retail Class for the period of August 30, 2024 to April 30, 2025.

You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Retail Class	$92	1.35%

Cost represents eight months of activity (inception date August 30, 2024). The cost for a 12-month period would be higher.

How did the Fund perform over the last 12 months?

The Seafarer Overseas Value Fund’s Retail Class returned 4.96% from its inception on August 30, 2024 to the end of the annual period on April 30, 2025. During this eight-month period, the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 2.37% and 0.38%, respectively.

In September 2024 Chinese stocks surged following policy announcements aimed to stabilize China’s economy. This short-lived rally pushed EM benchmarks and the Fund higher. For the remainder of the period, the Fund’s performance was driven by EM currency movements and Brazil holdings. The Fund’s holdings are sharing meaningful earnings growth with investors in the form of growing dividends.

(1)    Additional index

(2)    Broad-based securities market index

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Value Fund - Retail Class $10,496	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $10,237	Morningstar EM Net Return USD Index $10,038
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,365	$10,791	$10,617
10/31/24	$10,007	$10,350	$10,153
11/30/24	$9,843	$10,046	$9,830
12/31/24	$9,603	$10,005	$9,784
01/31/25	$9,699	$10,055	$9,861
02/28/25	$9,811	$10,082	$9,854
03/31/25	$10,071	$10,161	$9,899
04/30/25	$10,496	$10,237	$10,038

Total Returns

Seafarer Overseas Value Fund	Since Inception
Seafarer Overseas Value Fund - Retail Class (Incep. August 30, 2024)	4.96%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	2.37%
Morningstar EM Net Return USD Index	0.38%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$98,819,325
# of Portfolio Holdings	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$607,161

What did the Fund invest in?

April 30, 2025

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Communications	2.1%
Energy	4.0%
Utilities	4.6%
Real Estate	7.2%
Materials	8.0%
Industrials	8.4%
Consumer Discretionary	13.1%
Consumer Staples	18.5%
Financials	23.9%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	4.5%
Lion Finance Group PLC	3.7%
Hongkong Land Holdings, Ltd.	3.7%
Emaar Properties PJSC	3.5%
First Pacific Co., Ltd.	3.5%
Moneta Money Bank AS	3.4%
Jardine Matheson Holdings, Ltd.	3.0%
Itau Unibanco Holding SA	3.0%
DFI Retail Group Holdings, Ltd.	2.9%
Credicorp, Ltd.	2.9%
Total % of Top 10 Holdings	34.1%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	10.2%
Other	4.9%
Middle East & Africa	9.9%
Emerging Europe	11.6%
Latin America	18.6%
East & South Asia	44.8%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	74.7%
ADR	14.8%
Rights and Warrants	0.2%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	10.2%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched this Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFVRX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761T860–A–04302025

April 30, 2025

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : VVILX

Vulcan Value Partners Fund

FUND OVERVIEW

This annual shareholder report contains important information about Vulcan Value Partners Fund - Institutional Class for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvaluepartners.com or 205.803.1582.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Fund - Institutional Class	$88	0.85%

HOW DID THE FUND PERFORM LAST YEAR?

Vulcan Value Partners Fund Institutional Class returned 6.28% versus 8.55% for the Russell 1000® Value Index, the Fund’s broad-based securities market index, and 12.10% for the S&P 500® Index, the Fund’s additional index, for the fiscal year ended April 30, 2025.

The material contributors for the period include KKR & Co. Inc., Ares Management Corp., Jones Lang LaSalle Inc., Live Nation Entertainment Inc., and CBRE Group Inc. The material detractors over the same period include Skyworks Solutions Inc., Qorvo Inc., and NICE Ltd.

U.S. equity markets were strong during the period with large cap stocks leading the way. The economy was stronger than we and many others expected. Inflation, while still too high, did decline over the year. The Fund’s exposure to non-U.S. companies was increased during the period. In fact, our non-U.S. exposure more than doubled over the period. We did not make any sort of macroeconomic or top-down decisions. We followed our investment discipline. We allocated capital to companies we believe have stable values with larger margins of safety. It is not surprising that our opportunity set has shifted to non-U.S. markets as U.S. markets have outperformed many non-U.S. markets for the last several years. The Fund became more diversified and, in our view, retained attractive price to value ratios in spite of rising U.S. markets.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

	Vulcan Value Partners Fund - Institutional Class	Russell 1000® Value Index TR	S&P 500 Total Return Index
05/19	$1,000,000	$1,000,000	$1,000,000
04/20	$971,676	$897,312	$1,016,245
04/21	$1,545,139	$1,309,404	$1,483,535
04/22	$1,193,717	$1,326,663	$1,486,696
04/23	$1,160,581	$1,342,755	$1,526,305
04/24	$1,542,835	$1,522,979	$1,872,191
04/25	$1,639,794	$1,653,198	$2,098,654

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	SINCE INCEPTION
Vulcan Value Partners Fund - Institutional Class (Incep. May 1, 2019)	6.28%	11.03%	8.59%
Russell 1000® Value Index TR	8.55%	13.00%	8.74%
S&P 500 Total Return Index	12.10%	15.61%	13.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

FUND STATISTICS

  Total Net Assets$398,714,635
  # of Portfolio Holdings31
  Portfolio Turnover Rate56%
  Advisory Fees Paid$3,866,916

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (% of Net Assets)

Financial
31.14%
Technology
25.06%
Consumer, Non-cyclical
14.41%
Industrial
11.91%
Consumer, Cyclical
8.75%
Communications
7.89%
Cash, Cash Equivalents, & Other Net Assets
0.84%
0
5
10
15
20
25
30
35

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.84%
Communications	7.89%
Consumer, Cyclical	8.75%
Industrial	11.91%
Consumer, Non-cyclical	14.41%
Technology	25.06%
Financial	31.14%

INDUSTRY WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.84%
Apparel	1.24%
Private Equity	1.85%
Packaging&Containers	2.33%
Retail	2.60%
Commercial Services	3.01%
Hand/Machine Tools	3.49%
Beverages	4.54%
Food Service	4.91%
Insurance	5.24%
Aerospace/Defense	6.09%
Healthcare-Services	6.86%
Internet	7.89%
Real Estate	8.96%
Semiconductors	9.19%
Diversified Finan Serv	15.09%
Software	15.87%

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Microsoft Corp.	6.00%
Everest Group, Ltd.	5.24%
Nice, Ltd.	5.08%
Qorvo, Inc.	5.04%
Sodexo SA	4.91%
Amazon.com, Inc.	4.57%
Skyworks Solutions, Inc.	4.15%
Ares Management Corp.	4.12%
TPG, Inc.	4.08%
Elevance Health, Inc.	3.99%
Total % of Top 10 Holdings	47.18%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s or the successor Fund's next prospectus, which we expect to be available by August 31, 2025 at www.vulcanvaluepartners.com/mutual-funds/ or upon request at 1-877-421-5078. The Board of Trustees of Financial Investors Trust, based on the recommendation of Vulcan Value Partners, LLC, the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust, subject to the approval of the shareholders of the Fund.

Vulcan Value Partners Fund

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : VVILX

CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund.

Phone: 205.803.1582

Website: https://vulcanvaluepartners.com/

Distributor, ALPS Distributors, Inc.

31761R229–A–04302025

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 877.421.5078.

April 30, 2025

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : VVPLX

Vulcan Value Partners Fund

FUND OVERVIEW

This annual shareholder report contains important information about Vulcan Value Partners Fund - Investor Class for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvaluepartners.com or 205.803.1582.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Fund - Investor Class	$117	1.14%

HOW DID THE FUND PERFORM LAST YEAR?

Vulcan Value Partners Fund Investor Class returned 5.91% versus 8.55% for the Russell 1000® Value Index, the Fund’s broad-based securities market index, and 12.10% for the S&P 500® Index, the Fund’s additional index, for the fiscal year ended April 30, 2025.

The material contributors for the period include KKR & Co. Inc., Ares Management Corp., Jones Lang LaSalle Inc., Live Nation Entertainment Inc., and CBRE Group Inc. The material detractors over the same period include Skyworks Solutions Inc., Qorvo Inc., and NICE Ltd.

U.S. equity markets were strong during the period with large cap stocks leading the way. The economy was stronger than we and many others expected. Inflation, while still too high, did decline over the year. The Fund’s exposure to non-U.S. companies was increased during the period. In fact, our non-U.S. exposure more than doubled over the period. We did not make any sort of macroeconomic or top-down decisions. We followed our investment discipline. We allocated capital to companies we believe have stable values with larger margins of safety. It is not surprising that our opportunity set has shifted to non-U.S. markets as U.S. markets have outperformed many non-U.S. markets for the last several years. The Fund became more diversified and, in our view, retained attractive price to value ratios in spite of rising U.S. markets.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Vulcan Value Partners Fund - Investor Class	Russell 1000® Value Index TR	S&P 500 Total Return Index
04/15	$10,000	$10,000	$10,000
04/16	$9,351	$9,960	$10,121
04/17	$10,646	$11,608	$11,934
04/18	$12,001	$12,479	$13,517
04/19	$12,816	$13,610	$15,341
04/20	$12,412	$12,111	$15,474
04/21	$19,687	$17,673	$22,589
04/22	$15,172	$17,906	$22,637
04/23	$14,719	$18,123	$23,240
04/24	$19,529	$20,556	$28,507
04/25	$20,684	$22,313	$31,955

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
Vulcan Value Partners Fund - Investor Class	5.91%	10.75%	7.54%
Russell 1000® Value Index TR	8.55%	13.00%	8.36%
S&P 500 Total Return Index	12.10%	15.61%	12.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

FUND STATISTICS

  Total Net Assets$398,714,635
  # of Portfolio Holdings31
  Portfolio Turnover Rate56%
  Advisory Fees Paid$3,866,916

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.84%
Communications	7.89%
Consumer, Cyclical	8.75%
Industrial	11.91%
Consumer, Non-cyclical	14.41%
Technology	25.06%
Financial	31.14%

INDUSTRY WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.84%
Apparel	1.24%
Private Equity	1.85%
Packaging&Containers	2.33%
Retail	2.60%
Commercial Services	3.01%
Hand/Machine Tools	3.49%
Beverages	4.54%
Food Service	4.91%
Insurance	5.24%
Aerospace/Defense	6.09%
Healthcare-Services	6.86%
Internet	7.89%
Real Estate	8.96%
Semiconductors	9.19%
Diversified Finan Serv	15.09%
Software	15.87%

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Microsoft Corp.	6.00%
Everest Group, Ltd.	5.24%
Nice, Ltd.	5.08%
Qorvo, Inc.	5.04%
Sodexo SA	4.91%
Amazon.com, Inc.	4.57%
Skyworks Solutions, Inc.	4.15%
Ares Management Corp.	4.12%
TPG, Inc.	4.08%
Elevance Health, Inc.	3.99%
Total % of Top 10 Holdings	47.18%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s or the successor Fund's next prospectus, which we expect to be available by August 31, 2025 at www.vulcanvaluepartners.com/mutual-funds/ or upon request at 1-877-421-5078. The Board of Trustees of Financial Investors Trust, based on the recommendation of Vulcan Value Partners, LLC, the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust, subject to the approval of the shareholders of the Fund.

Vulcan Value Partners Fund

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : VVPLX

CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund.

Phone: 205.803.1582

Website: https://vulcanvaluepartners.com/

Distributor, ALPS Distributors, Inc.

317609691–A–04302025

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 877.421.5078.

April 30, 2025

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : VVISX

Vulcan Value Partners Small Cap Fund

FUND OVERVIEW

This annual shareholder report contains important information about Vulcan Value Partners Small Cap Fund - Institutional Class for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvaluepartners.com or 205.803.1582.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Small Cap Fund - Institutional Class	$99	1.00%

HOW DID THE FUND PERFORM LAST YEAR?

The Vulcan Value Partners Small Cap Fund Institutional Class returned -1.14% versus -0.68% for the Russell 2000® Value Index, the Fund’s broad-based securities market index, and 0.88% for the Russell 2000® Index, the Fund’s additional index, for the fiscal year ended April 30, 2025.

The material contributors for the period include Genpact Limited, Ituran Location and Control Ltd., ISS A/S and Ibstock plc. The material detractors over the same period include Virtus Investment Partners Inc., Qorvo Inc., MillerKnoll Inc., and Victoria plc.

The Fund owns a number of companies that the adviser believes to have very good long-term prospects that are dealing with short-term headwinds to their businesses. In the adviser’s view, the market is overly focused on short-term results and not properly recognizing their long-term prospects.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

	Vulcan Value Partners Small Cap Fund - Institutional Class	S&P 500 Total Return Index	Russell 2000® Value Index	Russell 2000® Index TR
05/19	$1,000,000	$1,000,000	$1,000,000	$1,000,000
04/20	$734,447	$1,016,245	$767,645	$843,941
04/21	$1,388,630	$1,483,535	$1,373,801	$1,476,162
04/22	$1,091,475	$1,486,696	$1,283,323	$1,227,142
04/23	$937,118	$1,526,305	$1,180,828	$1,182,410
04/24	$996,446	$1,872,191	$1,346,488	$1,339,912
04/25	$985,087	$2,098,654	$1,337,279	$1,351,636

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	SINCE INCEPTION
Vulcan Value Partners Small Cap Fund - Institutional Class (Incep. May 1, 2019)	-1.14%	6.05%	-0.25%
S&P 500 Total Return Index	12.10%	15.61%	13.15%
Russell 2000® Value Index	-0.68%	11.74%	4.96%
Russell 2000® Index TR	0.88%	9.88%	5.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

FUND STATISTICS

  Total Net Assets$120,828,976
  # of Portfolio Holdings25
  Portfolio Turnover Rate29%
  Advisory Fees Paid$1,676,383

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (% of Net Assets)

Industrial
35.71%
Consumer, Non-cyclical
32.44%
Technology
13.78%
Financial
9.04%
Consumer, Cyclical
7.21%
Cash, Cash Equivalents, & Other Net Assets
1.82%
0
10
20
30
40

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.82%
Consumer, Cyclical	7.21%
Financial	9.04%
Technology	13.78%
Consumer, Non-cyclical	32.44%
Industrial	35.71%

INDUSTRY WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.82%
Machinery-Diversified	0.82%
REITS	2.05%
Retail	2.77%
Diversified Finan Serv	2.99%
Healthcare-Services	3.34%
Manufactured Goods	3.97%
Real Estate	4.00%
Home Furnishings	4.44%
Food	4.85%
Semiconductors	4.89%
Transportation	4.94%
Electrical Compo&Equip	6.06%
Packaging&Containers	7.01%
Computers	8.89%
Building Materials	12.91%
Commercial Services	24.25%

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
ISS A/S	7.28%
Littelfuse, Inc.	6.06%
Ibstock PLC	5.81%
Ituran Location and Control, Ltd.	4.94%
Qorvo, Inc.	4.89%
ABM Industries, Inc.	4.89%
Premium Brands Holdings Corp.	4.85%
Sdiptech AB	4.59%
MillerKnoll, Inc.	4.44%
Genpact, Ltd.	4.30%
Total % of Top 10 Holdings	52.05%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s or the successor Fund's next prospectus, which we expect to be available by August 31, 2025 at www.vulcanvaluepartners.com/mutual-funds/ or upon request at 1-877-421-5078. The Board of Trustees of Financial Investors Trust, based on the recommendation of Vulcan Value Partners, LLC, the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust, subject to the approval of the shareholders of the Fund.

Vulcan Value Partners Small Cap Fund

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : VVISX

CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund.

Phone: 205.803.1582

Website: https://vulcanvaluepartners.com/

Distributor, ALPS Distributors, Inc.

31761R211–A–04302025

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 877.421.5078.

April 30, 2025

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : VVPSX

Vulcan Value Partners Small Cap Fund

FUND OVERVIEW

This annual shareholder report contains important information about Vulcan Value Partners Small Cap Fund - Investor Class for the period of May 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvaluepartners.com or 205.803.1582.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Small Cap Fund - Investor Class	$124	1.25%

HOW DID THE FUND PERFORM LAST YEAR?

The Vulcan Value Partners Small Cap Fund Investor Class returned -1.36% versus -0.68% for the Russell 2000® Value Index, the Fund’s broad-based securities market index, and 0.88% for the Russell 2000® Index, the Fund’s additional index, for the fiscal year ended April 30, 2025.

The material contributors for the period include Genpact Limited, Ituran Location and Control Ltd., ISS A/S and Ibstock plc. The material detractors over the same period include Virtus Investment Partners Inc., Qorvo Inc., MillerKnoll Inc., and Victoria plc.

The Fund owns a number of companies that the adviser believes to have good long-term prospects that are dealing with short-term headwinds to their businesses. In the adviser’s view, the market is overly focused on short-term results and not properly recognizing their long-term prospects.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Vulcan Value Partners Small Cap Fund - Investor Class	S&P 500 Total Return Index	Russell 2000® Value Index	Russell 2000® Index TR
04/15	$10,000	$10,000	$10,000	$10,000
04/16	$9,496	$10,121	$9,629	$9,406
04/17	$11,583	$11,934	$12,246	$11,816
04/18	$11,940	$13,517	$13,046	$13,179
04/19	$12,508	$15,341	$13,332	$13,787
04/20	$9,096	$15,474	$10,153	$11,527
04/21	$17,146	$22,589	$18,170	$20,163
04/22	$13,447	$22,637	$16,973	$16,762
04/23	$11,512	$23,240	$15,618	$16,151
04/24	$12,215	$28,507	$17,809	$18,302
04/25	$12,048	$31,955	$17,687	$18,462

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
Vulcan Value Partners Small Cap Fund - Investor Class	-1.36%	5.78%	1.88%
S&P 500 Total Return Index	12.10%	15.61%	12.32%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
Russell 2000® Index TR	0.88%	9.88%	6.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

FUND STATISTICS

  Total Net Assets$120,828,976
  # of Portfolio Holdings25
  Portfolio Turnover Rate29%
  Advisory Fees Paid$1,676,383

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.82%
Consumer, Cyclical	7.21%
Financial	9.04%
Technology	13.78%
Consumer, Non-cyclical	32.44%
Industrial	35.71%

INDUSTRY WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.82%
Machinery-Diversified	0.82%
REITS	2.05%
Retail	2.77%
Diversified Finan Serv	2.99%
Healthcare-Services	3.34%
Manufactured Goods	3.97%
Real Estate	4.00%
Home Furnishings	4.44%
Food	4.85%
Semiconductors	4.89%
Transportation	4.94%
Electrical Compo&Equip	6.06%
Packaging&Containers	7.01%
Computers	8.89%
Building Materials	12.91%
Commercial Services	24.25%

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
ISS A/S	7.28%
Littelfuse, Inc.	6.06%
Ibstock PLC	5.81%
Ituran Location and Control, Ltd.	4.94%
Qorvo, Inc.	4.89%
ABM Industries, Inc.	4.89%
Premium Brands Holdings Corp.	4.85%
Sdiptech AB	4.59%
MillerKnoll, Inc.	4.44%
Genpact, Ltd.	4.30%
Total % of Top 10 Holdings	52.05%

MATERIAL FUND CHANGES

This is a summary of certain changes and planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s or the successor Fund's next prospectus, which we expect to be available by August 31, 2025 at www.vulcanvaluepartners.com/mutual-funds/ or upon request at 1-877-421-5078. The Board of Trustees of Financial Investors Trust, based on the recommendation of Vulcan Value Partners, LLC, the investment adviser to the Fund, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust, subject to the approval of the shareholders of the Fund.

Vulcan Value Partners Small Cap Fund

APRIL 30, 2025

ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : VVPSX

CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund.

Phone: 205.803.1582

Website: https://vulcanvaluepartners.com/

Distributor, ALPS Distributors, Inc.

317609683–A–04302025

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 877.421.5078.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics described in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics described in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended April 30, 2025 and April 30, 2024, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $121,700 and $113,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended April 30, 2025 and April 30, 2024, the aggregate fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended April 30, 2025 and April 30, 2024, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $29,000 and $29,000, respectively. The fiscal year 2025 and 2024 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended April 30, 2025 and April 30, 2024, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee. The Chairman of the Audit Committee may pre-approve non-audit services to be performed by the Registrant’s principal accountant on an interim basis, subject to ratification by the Audit Committee at its next regularly scheduled meeting.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, were $29,000 in the fiscal year ended April 30, 2025 and $29,000 in the fiscal year ended April 30, 2024. These fees consisted of non-audit fees billed to (i) the Registrant of $29,000 in the fiscal year ended April 30, 2025 and $29,000 in the fiscal year ended April 30, 2024 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisors, Inc., the Registrant’s investment adviser, of $0 in the fiscal year ended April 30, 2025 and $0 in the fiscal year ended April 30, 2024. The non-audit fees billed to AFS related to SSAE 16 services and other compliance-related matters.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

DISCIPLINED GROWTH INVESTORS

2025

DGIFUND

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

THIS REPORT CONTAINS IMPORTANT FINANCIAL INFORMATION ABOUT THE DISCIPLINED GROWTH INVESTORS FUND. THE FUND'S FISCAL YEAR RUNS FROM MAY 1ST THROUGH THE FOLLOWING APRIL 30TH. FINANCIAL REPORTS ARE PREPARED ON A SEMI-ANNUAL AND ANNUAL BASIS. FOR OTHER REPORTS, ARTICLES, AND INFORMATION VISIT WWW.DGIFUND.COM.

PHONE: 855.344.3863 - FAX: 866.205.1499 - PO BOX 219623 - KANSAS CITY, MO 64121

APRIL 30, 2025 / DGINV.COM

ANNUAL REPORT

Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements and Financial Highlights	18
Report Of Independent Registered Public Accounting Firm	26
Tax Designations	27
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	28
Proxy Disclosures for Open-End Management Investment Companies	29
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	30
Statement Regarding Basis for Approval of Investment Advisory Contract	31

APRIL 30, 2025	DGINV.COM

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS (69.90%)
COMMUNICATIONS (1.40%)
Media (1.40%)
Take-Two Interactive Software, Inc. (a)	29,804	$6,953,869

TOTAL COMMUNICATIONS		6,953,869

CONSUMER DISCRETIONARY (4.23%)
Consumer Discretionary Products (1.97%)
Gentex Corp.	448,746	9,773,688

Retail & Whsle - Discretionary (2.26%)
Floor & Decor Holdings, Inc. , Class A(a)	107,236	7,660,940
Stitch Fix, Inc. , Class A(a)	1,100,085	3,597,278
		11,258,218

TOTAL CONSUMER DISCRETIONARY		21,031,906

CONSUMER STAPLES (0.51%)
Consumer Staple Products (0.51%)
Celsius Holdings, Inc. (a)	71,955	2,515,547

TOTAL CONSUMER STAPLES		2,515,547

ENERGY (7.03%)
Oil & Gas (7.03%)
Core Laboratories, Inc.	368,044	4,184,660
Coterra Energy, Inc.	624,472	15,337,032
Expand Energy Corp.	148,042	15,381,564
		34,903,256

TOTAL ENERGY		34,903,256

HEALTH CARE (3.51%)
Health Care (3.51%)
Align Technology, Inc. (a)	58,575	10,151,048
Intuitive Surgical, Inc. (a)	12,004	6,191,663
Progyny, Inc. (a)	48,731	1,113,016
		17,455,727

TOTAL HEALTH CARE		17,455,727

Annual Report | April 30, 2025	1

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Shares	Value (Note 2)
INDUSTRIALS (13.97%)
Industrial Products (10.09%)
Cognex Corp.	783,535	$21,390,506
Generac Holdings, Inc. (a)	60,496	6,919,533
Graco, Inc.	44,876	3,662,330
Proto Labs, Inc. (a)	210,952	7,417,072
Snap-on, Inc.	34,164	10,721,005
		50,110,446

Industrial Services (3.88%)
Alarm.com Holdings, Inc. (a)	278,579	14,931,834
Landstar System, Inc.	32,464	4,355,046
		19,286,880

TOTAL INDUSTRIALS		69,397,326

MATERIALS (1.63%)
Materials (1.63%)
Simpson Manufacturing Co., Inc.	25,455	3,912,179
Trex Co., Inc. (a)	72,559	4,195,361
		8,107,540

TOTAL MATERIALS		8,107,540

TECHNOLOGY (37.62%)
Software & Tech Services (8.35%)
Akamai Technologies, Inc. (a)	172,698	13,916,005
Autodesk, Inc. (a)	37,883	10,389,413
DoubleVerify Holdings, Inc. (a)	197,999	2,625,467
Intuit, Inc.	13,207	8,286,996
Paychex, Inc.	14,215	2,091,311
SPS Commerce, Inc. (a)	28,775	4,129,500
		41,438,692

2	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Tech Hardware & Semiconductors (29.27%)
Arista Networks, Inc. (a)	210,667	$17,331,574
Dolby Laboratories, Inc. , Class A	130,365	10,010,728
Garmin, Ltd.	99,448	18,583,848
InterDigital, Inc.	89,796	18,048,996
IPG Photonics Corp. (a)	50,646	3,033,189
Microchip Technology, Inc.	254,815	11,741,875
Plexus Corp. (a)	127,102	15,561,098
Power Integrations, Inc.	159,247	7,822,213
Pure Storage, Inc. , Class A(a)	404,911	18,366,763
Semtech Corp. (a)	200,015	6,250,469
Super Micro Computer, Inc. (a)	460,803	14,681,183
Viasat, Inc. (a)	426,578	3,954,378
		145,386,314

TOTAL TECHNOLOGY		186,825,006

TOTAL COMMON STOCKS
(Cost $308,586,061)		$347,190,177

	Principal Amount	Value (Note 2)
CORPORATE BONDS (22.77%)
COMMUNICATIONS (0.58%)
Wireless Telecommunications Services (0.58%)
AT&T, Inc.
4.350% 03/01/2029	$1,582,000	$1,580,018
Verizon Communications, Inc.
4.329% 09/21/2028	1,294,000	1,298,620

TOTAL COMMUNICATIONS		2,878,638

CONSUMER DISCRETIONARY (1.59%)
Airlines (0.25%)
Southwest Airlines Co.
3.450% 11/16/2027	1,274,000	1,237,263

Consumer Services (0.26%)
Cintas Corp. No 2
6.150% 08/15/2036	1,150,000	1,262,494

Annual Report | April 30, 2025	3

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Principal Amount	Value (Note 2)
CONSUMER DISCRETIONARY (continued)
Restaurants (0.31%)
Starbucks Corp.
4.000% 11/15/2028	$1,570,000	$1,549,146

Retail - Consumer Discretionary (0.77%)
Advance Auto Parts, Inc.
3.900% 04/15/2030	1,420,000	1,279,081
Amazon.com, Inc.
5.200% 12/03/2025	1,035,000	1,037,588
Lowe's Cos., Inc.
6.650% 09/15/2037	1,400,000	1,513,921

TOTAL CONSUMER DISCRETIONARY		7,879,493

CONSUMER STAPLES (1.17%)
Consumer Products (0.26%)
Clorox Co.
3.100% 10/01/2027	1,300,000	1,269,197

Food & Beverage (0.58%)
Hormel Foods Corp.
1.700% 06/03/2028	1,400,000	1,303,671
Keurig Dr Pepper, Inc.
5.300% 03/15/2034	1,575,000	1,600,297
		2,903,968

Mass Merchants (0.33%)
Costco Wholesale Corp.
1.600% 04/20/2030	1,820,000	1,613,769

TOTAL CONSUMER STAPLES		5,786,934

ENERGY (3.45%)
Exploration & Production (0.46%)
ConocoPhillips Co.
3.350% 05/15/2025	1,100,000	1,099,089
Devon Energy Corp.
5.850% 12/15/2025	1,200,000	1,205,871
		2,304,960

4	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Principal Amount	Value (Note 2)
ENERGY (continued)
Integrated Oils (0.31%)
BP Capital Markets America, Inc.
4.893% 09/11/2033	$1,593,000	$1,565,780

Pipeline (2.05%)
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	1,750,000	1,618,978
El Paso Natural Gas Co. LLC
7.500% 11/15/2026	1,000,000	1,048,063
Energy Transfer LP
5.250% 04/15/2029	1,545,000	1,565,189
Enterprise Products Operating LLC
3.125% 07/31/2029	1,690,000	1,611,053
MPLX LP
2.650% 08/15/2030	1,793,000	1,603,679
ONEOK, Inc.
6.875% 09/30/2028	1,082,000	1,158,094
Williams Cos., Inc.
5.150% 03/15/2034	1,590,000	1,559,915
		10,164,971

Refining & Marketing (0.63%)
Phillips 66
2.150% 12/15/2030	1,878,000	1,642,257
Valero Energy Corp.
6.625% 06/15/2037	1,420,000	1,475,772
		3,118,029

TOTAL ENERGY		17,153,740

FINANCIALS (3.56%)
Banks (0.54%)
US Bancorp, Series DMTN
3.000% 07/30/2029	1,739,000	1,626,400
Wachovia Corp.
7.574% 08/01/2026 (b)	1,015,000	1,053,418
		2,679,818

Commercial Finance (0.32%)
GATX Corp.
5.450% 09/15/2033	1,585,000	1,586,763

Annual Report | April 30, 2025	5

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Principal Amount	Value (Note 2)
FINANCIALS (continued)
Consumer Finance (0.47%)
American Express Co.
3.300% 05/03/2027	$1,206,000	$1,185,778
Capital One Financial Corp.
4.200% 10/29/2025	1,150,000	1,147,776
		2,333,554

Diversified Banks (0.88%)
Bank of America Corp., Series L
4.183% 11/25/2027	1,595,000	1,586,932
Citigroup, Inc.
6.875% 03/05/2038	1,370,000	1,518,205
JPMorgan Chase & Co.
4.125% 12/15/2026	1,290,000	1,288,408
		4,393,545

Financial Services (0.51%)
Morgan Stanley
5.000% 11/24/2025	1,030,000	1,033,117
Northern Trust Corp.
3M CME Term SOFR + 1.131% 05/08/2032 (c)	1,560,000	1,510,042
		2,543,159

Life Insurance (0.24%)
Principal Financial Group, Inc.
3.100% 11/15/2026	1,223,000	1,197,355

Real Estate (0.60%)
Simon Property Group LP
2.450% 09/13/2029	1,775,000	1,635,281
Welltower OP LLC
4.125% 03/15/2029	1,349,000	1,333,717
		2,968,998

TOTAL FINANCIALS		17,703,192

HEALTH CARE (1.75%)
Health Care Facilities & Services (0.64%)
CVS Health Corp.
3.250% 08/15/2029	1,695,000	1,597,721

6	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Principal Amount	Value (Note 2)
HEALTH CARE (continued)
Health Care Facilities & Services (continued)
Quest Diagnostics, Inc.
6.400% 11/30/2033	$1,455,000	$1,579,978
		3,177,699

Medical Equipment & Devices Manufacturing (0.57%)
Agilent Technologies, Inc.
2.300% 03/12/2031	1,865,000	1,630,026
GE HealthCare Technologies, Inc.
5.600% 11/15/2025	1,200,000	1,205,633
		2,835,659

Pharmaceuticals (0.54%)
Astrazeneca Finance LLC
1.750% 05/28/2028	1,742,000	1,625,109
Bristol-Myers Squibb Co.
6.800% 11/15/2026	1,000,000	1,038,654
		2,663,763

TOTAL HEALTH CARE		8,677,121

INDUSTRIALS (3.18%)
Aerospace & Defense (0.82%)
General Dynamics Corp.
3.500% 05/15/2025	1,100,000	1,099,434
L3Harris Technologies, Inc.
5.350% 06/01/2034	1,470,000	1,483,817
RTX Corp.
4.450% 11/16/2038	1,635,000	1,483,945
		4,067,196

Electrical Equipment Manufacturing (0.30%)
Hubbell, Inc.
2.300% 03/15/2031	1,740,000	1,515,867

Engineering & Construction (0.15%)
Fluor Corp.
4.250% 09/15/2028	774,000	750,709

Industrial Other (0.32%)
Emerson Electric Co.
2.000% 12/21/2028	1,700,000	1,576,963

Annual Report | April 30, 2025	7

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Principal Amount	Value (Note 2)
INDUSTRIALS (continued)
Railroad (0.33%)
Union Pacific Corp.
2.400% 02/05/2030	$1,770,000	$1,623,467

Transportation & Logistics (0.63%)
FedEx Corp.
2.400% 05/15/2031	1,833,000	1,604,114
United Parcel Service, Inc.
6.200% 01/15/2038	1,430,000	1,541,921
		3,146,035

Waste & Environment Services & Equipment (0.63%)
Republic Services, Inc.
2.300% 03/01/2030	1,757,000	1,599,262
Waste Management, Inc.
7.000% 07/15/2028	1,413,000	1,534,825
		3,134,087

TOTAL INDUSTRIALS		15,814,324

MATERIALS (0.32%)
Chemicals (0.32%)
Dow Chemical Co.
7.375% 11/01/2029	1,408,000	1,552,302
DuPont de Nemours, Inc.
4.725% 11/15/2028	14,000	14,161
		1,566,463

TOTAL MATERIALS		1,566,463

UTILITIES (7.17%)
Utilities (7.17%)
Ameren Corp.
1.750% 03/15/2028	1,750,000	1,624,256
Appalachian Power Co., Series AA
2.700% 04/01/2031	1,494,000	1,328,260
Arizona Public Service Co.
5.550% 08/01/2033	1,510,000	1,528,022
Black Hills Corp.
3.050% 10/15/2029	1,754,000	1,632,531
CenterPoint Energy, Inc.
4.250% 11/01/2028	1,231,000	1,222,439

8	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Principal Amount	Value (Note 2)
UTILITIES (continued)
Utilities (continued)
CMS Energy Corp.
3.450% 08/15/2027	$1,333,000	$1,307,776
Commonwealth Edison Co., Series 122
2.950% 08/15/2027	1,300,000	1,267,760
DTE Electric Co.
6.350% 10/15/2032	1,255,000	1,349,897
Duke Energy Carolinas LLC
6.100% 06/01/2037	1,400,000	1,478,488
Entergy Louisiana LLC
1.600% 12/15/2030	1,940,000	1,661,153
Interstate Power and Light Co.
3.600% 04/01/2029	1,620,000	1,572,482
National Rural Utilities Cooperative Finance Corp.
1.650% 06/15/2031	1,965,000	1,661,523
Nevada Power Co., Series N
6.650% 04/01/2036	1,330,000	1,452,020
NextEra Energy Capital Holdings, Inc.
3.500% 04/01/2029	1,360,000	1,308,407
NiSource, Inc.
5.350% 04/01/2034	1,605,000	1,616,728
PPL Electric Utilities Corp.
6.450% 08/15/2037	987,000	1,075,881
Public Service Enterprise Group, Inc.
5.450% 04/01/2034	1,575,000	1,593,260
Puget Energy, Inc.
4.100% 06/15/2030	1,685,000	1,609,150
Southern Co.
4.250% 07/01/2036	1,530,000	1,387,421
Southwest Gas Corp.
2.200% 06/15/2030	1,850,000	1,629,683
Toledo Edison Co.
6.150% 05/15/2037	1,350,000	1,463,461
Virginia Electric and Power Co.
5.000% 01/15/2034	1,595,000	1,571,427
WEC Energy Group, Inc.
1.800% 10/15/2030	1,910,000	1,656,861

Annual Report | April 30, 2025	9

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

	Principal Amount	Value (Note 2)
UTILITIES (continued)
Utilities (continued)
Xcel Energy, Inc.
2.600% 12/01/2029	$1,770,000	$1,619,890
		35,618,776

TOTAL UTILITIES		35,618,776

TOTAL CORPORATE BONDS
(Cost $114,057,782)		$113,078,681

FOREIGN CORPORATE BONDS (2.26%)
ENERGY (0.89%)
Exploration & Production (0.31%)
Canadian Natural Resources, Ltd.
6.450% 06/30/2033	1,470,000	1,535,517

Pipeline (0.58%)
Enbridge, Inc.
5.700% 03/08/2033	1,538,000	1,570,254
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	1,164,000	1,291,404
		2,861,658

TOTAL ENERGY		4,397,175

FINANCIALS (0.76%)
Diversified Banks (0.76%)
Bank of Nova Scotia
4.750% 02/02/2026	1,225,000	1,227,626
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	1,251,000	1,251,182
Toronto-Dominion Bank
1.200% 06/03/2026	1,340,000	1,296,826

TOTAL FINANCIALS		3,775,634

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The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

			Principal Amount	Value (Note 2)
HEALTH CARE (0.31%)
Pharmaceuticals (0.31%)
Pfizer Investment Enterprises Pte, Ltd.
4.450% 05/19/2028			$1,540,000	$1,552,376

TOTAL HEALTH CARE				1,552,376

MATERIALS (0.30%)
Metals & Mining (0.30%)
BHP Billiton Finance USA, Ltd.
5.250% 09/08/2033			1,490,000	1,507,455

TOTAL MATERIALS				1,507,455

TOTAL FOREIGN CORPORATE BONDS
(Cost $11,337,789)				$11,232,640

GOVERNMENT & AGENCY OBLIGATIONS (2.40%)
U.S. Treasury Bonds
2.875% 08/15/2028			290,000	283,481
4.250% 11/15/2034			9,200,000	9,271,875
U.S. Treasury Notes
0.250% 10/31/2025			1,500,000	1,471,231
3.875% 01/15/2026			200,000	199,846
4.125% 06/15/2026			670,000	672,107

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $11,572,440)				$11,898,540

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.62%)
MONEY MARKET FUND (0.62%)
First American Treasury Obligations
Fund Class X	4.237	%(d)	3,071,064	3,071,064

TOTAL SHORT TERM INVESTMENTS
(Cost $3,071,064)				$3,071,064

Annual Report | April 30, 2025	11

The Disciplined Growth Investors Fund	Schedule of Investments

April 30, 2025

TOTAL INVESTMENTS (97.95%)
(Cost $448,625,136)	$486,471,102

Other Assets In Excess Of Liabilities (2.05%)	10,197,256

NET ASSETS (100.00%)	$496,668,358

(a)	Non-Income Producing Security.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2025.
(c)	Floating or variable rate security. The reference rate is described below. The rate in effect as of April 30, 2025 is based on the reference rate plus the displayed spread as of the securities last reset date.
(d)	Represents the 7-day yield.

Common Abbreviations:

SOFR- Secured Overnight Financing Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Libor Rates:

3M CME Term SOFR as of April 30, 2025 was 4.36%

See Notes to Financial Statements and Financial Highlights.

12	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Statement of Assets and Liabilities

April 30, 2025

ASSETS
Investments, at value	$486,471,102
Receivable for investments sold	19,757,561
Receivable for shares sold	2,850
Dividends and interest receivable	1,668,956
Total assets	507,900,469

LIABILITIES
Payable for investments purchased	10,890,110
Payable for shares redeemed	30,117
Payable to adviser	311,884
Total liabilities	11,232,111
NET ASSETS	$496,668,358

NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$433,796,995
Distributable Earnings	62,871,363
NET ASSETS	$496,668,358

INVESTMENTS, AT COST	$448,625,136

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$22.27
Shares of beneficial interest outstanding	22,302,224

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	13

The Disciplined Growth Investors Fund	Statement of Operations

For the
Year Ended
April 30, 2025
INVESTMENT INCOME
Dividends	$2,899,127
Foreign taxes reclaimed	3,669
Interest	7,234,795
Total investment income	10,137,591

EXPENSES
Investment advisory fees (Note 6)	4,220,685
Total expenses	4,220,685
NET INVESTMENT INCOME	5,916,906

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain on investments	25,757,021
Net change in unrealized depreciation on investments	(65,643,152)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(39,886,131)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,969,225)

See Notes to Financial Statements and Financial Highlights.

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The Disciplined Growth Investors Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
OPERATIONS
Net investment income	$5,916,906	$3,912,313
Net realized gain	25,757,021	101,613,637
Net change in unrealized appreciation/(depreciation)	(65,643,152)	55,444,062
Net increase/(decrease) in net assets resulting from operations	(33,969,225)	160,970,012

DISTRIBUTIONS (Note 3)
From distributable earnings	(95,917,149)	(12,504,274)
Net decrease in net assets from distributions	(95,917,149)	(12,504,274)

CAPITAL SHARE TRANSACTIONS (Note 5)
Proceeds from sales of shares	43,477,555	32,281,940
Issued to shareholders in reinvestment of distributions	95,402,516	12,343,700
Cost of shares redeemed	(36,525,843)	(27,188,501)
Net increase from capital share transactions	102,354,228	17,437,139

Net increase/(decrease) in net assets	(27,532,146)	165,902,877

NET ASSETS
Beginning of period	524,200,504	358,297,627
End of period	$496,668,358	$524,200,504

OTHER INFORMATION
Share Transactions
Issued	1,757,159	1,228,023
Issued to shareholders in reinvestment of distributions	3,759,594	495,191
Redeemed	(1,477,887)	(1,060,174)
Net increase in share transactions	4,038,866	663,040

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	15

The Disciplined Growth Investors Fund

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM OPERATIONS
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

DISTRIBUTIONS
From net investment income
From net realized gain on investments
Total distributions

INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)

RATIOS TO AVERAGE NET ASSETS
Expenses
Net investment income

PORTFOLIO TURNOVER RATE

(a)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements and Financial Highlights.

16	1-855-DGI-FUND (344-3863) | www.DGIfund.com

Financial Highlights

For a share outstanding during the period or years presented

For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended
April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
$28.70	$20.36	$20.51	$25.94	$19.42

0.28	0.22	0.18	0.08	0.09
(1.52)	8.83	0.14	(2.84)	8.83
(1.24)	9.05	0.32	(2.76)	8.92

(0.28)	(0.21)	(0.17)	(0.08)	(0.10)
(4.91)	(0.50)	(0.30)	(2.59)	(2.30)
(5.19)	(0.71)	(0.47)	(2.67)	(2.40)

(6.43)	8.34	(0.15)	(5.43)	6.52
$22.27	$28.70	$20.36	$20.51	$25.94

(6.38%)	44.95%	1.67%	(11.86%)	47.00%

$496,668	$524,201	$358,298	$344,503	$345,450

0.78%	0.78%	0.78%	0.78%	0.78%
1.09%	0.88%	0.89%	0.32%	0.39%

17%	35%	26%	21%	31%

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	17

The Disciplined Growth Investors Fund	Notes to Financial Statements and Financial Highlights

April 30, 2025

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services - Investment Companies". The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and

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The Disciplined Growth Investors Fund	Notes to Financial Statements and Financial Highlights

April 30, 2025

Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Annual Report | April 30, 2025	19

The Disciplined Growth Investors Fund	Notes to Financial Statements and Financial Highlights

April 30, 2025

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of April 30, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$347,190,177	$–	$–	$347,190,177
Corporate Bonds(a)	–	113,078,681	–	113,078,681
Foreign Corporate Bonds(a)	–	11,232,640	–	11,232,640
Government & Agency Obligations	–	11,898,540	–	11,898,540
Short Term Investments	3,071,064	–	–	3,071,064
TOTAL	$350,261,241	$136,209,861	$–	$486,471,102

(a)	For detailed descriptions of the underlying industries, see the accompanying Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the year ended April 30, 2025.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to the Fund are charged directly to the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each

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The Disciplined Growth Investors Fund	Notes to Financial Statements and Financial Highlights

April 30, 2025

year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended April 30, 2025 the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Reclassifications: The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to equalization. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified based on their characterization for federal income tax purposes. Accordingly, at April 30, 2025, the following reclassifications were made to increase (decrease) such amounts:

	Distributable
	Earnings	Paid-In Capital
The Disciplined Growth Investors Fund	$(1,149,786)	$1,149,786

Annual Report | April 30, 2025	21

The Disciplined Growth Investors Fund	Notes to Financial Statements and Financial Highlights

April 30, 2025

Tax Basis of Investments: As of April 30, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

The Disciplined Growth Investors Fund
Gross appreciation
(excess of value over tax cost)	$94,797,448
Gross depreciation
(excess of tax cost over value)	(56,951,503)
Net unrealized appreciation	$37,845,945
Cost of investments for income tax purposes	$448,625,157

The difference between book-basis and tax-basis is primarily due to the deferral of losses from wash sales.

Components of Distributable Earnings: As of April 30, 2025, components of distributable earnings were as follows:

Undistributed ordinary income	$261,296
Accumulated capital gains	24,821,379
Net unrealized appreciation on investments	37,845,945
Other cumulative effect of timing differences	(57,257)
Total	$62,871,363

The difference between book-basis and tax-basis is primarily due to the difference between premium amortization due to Accounting Standards Update 2017-08.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of distributions paid during the year ended April 30, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gain
The Disciplined Growth Investors Fund	$5,844,195	$90,072,954

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The Disciplined Growth Investors Fund	Notes to Financial Statements and Financial Highlights

April 30, 2025

The tax character of distributions paid during the year ended April 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain
The Disciplined Growth Investors Fund	$3,684,809	$8,819,465

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of April 30, 2025, the Fund did not have available capital losses to carry forward to the next tax year.

The Fund did not incur capital loss carryovers during the year ended April 30, 2025.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities, U.S. Government Obligations, and in-kind transactions) during the year ended April 30, 2025, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$119,729,001	$85,539,966

Investment transactions in U.S. Government Obligations (excluding short-term securities and in-kind transactions) during the year ended April 30, 2025 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$10,385,824	$1,455,406

The cost of purchases in kind, proceeds from sales in kind along with their realized gain/(loss) during the year ended April 30, 2025 were as follows:

			Net Realized
Fund	Purchases	Proceeds	Gain/(Loss)
Disciplined Growth Investors Fund	$11,371,691	$–	$–

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors

Annual Report | April 30, 2025	23

The Disciplined Growth Investors Fund	Notes to Financial Statements and Financial Highlights

April 30, 2025

(other than the purchase price for the shares or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares). Shares have no pre-emptive rights.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.78% of the Fund’s average daily net assets. The management fee is paid on a monthly basis.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, bookkeeping and pricing services, legal, audit and other services, except for interest expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Also included are Trustee fees which were $32,372 for the year ended April 30, 2025.

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed for certain out-of-pocket expenses. The administrative fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed for certain out-of-pocket expenses. The fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses. The fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund. The fee is included in the unitary management fee paid to the Adviser.

24	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements and Financial Highlights

April 30, 2025

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. SUBSEQUENT EVENT

The Board of the Trust, based upon the recommendation of the Advisor, approved the proposed reorganization of the Fund into a correspondingly named series of Elevation Series Trust (the “New Fund”), on April 17, 2025, subject to the approval of the shareholders of the existing Fund (the “Reorganization”).

The Board also approved an Agreement and Plan of Reorganization and Termination (the “Plan”) that provides that the existing Fund will transfer all of its assets to the New Fund, in exchange solely for (1) the number of the New Fund shares equivalent in value to shares of the existing Fund outstanding immediately prior to the closing date of the Reorganization, and (2) the New Fund’s assumption of all of the existing Fund’s liabilities, followed by a distribution of those shares to the existing Fund’s shareholders so that the existing Fund’s shareholders receive shares of the New Fund equivalent in value to the shares of the existing Fund held by such shareholder on the closing date of the Reorganization. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.

Shareholders of the Fund approved the Reorganization at a special shareholder meeting held on June 16, 2025. The Reorganization is expected to occur on or around July 11, 2025.

Annual Report | April 30, 2025	25

The Disciplined Growth Investors Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Disciplined Growth Investors Fund (the “Fund”), a series of Financial Investors Trust, as of April 30, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 27, 2025

26	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Tax Designations

April 30, 2025 (Unaudited)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2024:

Dividend Received Deduction	40.07%
Qualified Dividend Income	45.01%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Disciplined Growth Investors Fund designated $90,072,954 as long-term capital gain dividends.

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

Annual Report | April 30, 2025	27

The Disciplined Growth Investors Fund	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

28	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Proxy Disclosures for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

Annual Report | April 30, 2025	29

The Disciplined Growth Investors Fund	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Pursuant to the Fund’s unitary fee arrangements, the Fund does not pay any trustee fees.

30	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

On December 10, 2024, the Trustees met in person to discuss, among other things, the renewal of the Investment Advisory Agreement between Disciplined Growth Investors, Inc. (“DGI”) and the Trust, with respect to The Disciplined Growth Investors Fund (the “DGI Fund”), dated February 12, 2018 (the “DGI Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the DGI Investment Advisory Agreement with DGI, the Trustees, including the Independent Trustees, considered the following factors with respect to the DGI Fund:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Trust, on behalf of the DGI Fund, to DGI, of 0.78%, in light of the extent and quality of the advisory services provided by DGI to the DGI Fund.

The Board received and considered information including a comparison of the DGI Fund’s contractual advisory fee rate with those of funds in the peer group of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate of the DGI Fund was higher than the Data Provider peer group median at least in part attributable to the unitary fee arrangement with DGI.

Total Net Expense Ratios: The Trustees further reviewed and considered that the total net expense ratio of the DGI Fund was lower than the Data Provider peer group median, and that because of the unitary fee, the comparison with the peer group at the level of the total net expense ratio yielded more useful comparative data than the level of the investment advisory rate.

Nature, Extent, and Quality of the Services under the DGI Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the DGI Fund under the DGI Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by DGI in its presentation, including its Form ADV.

The Trustees reviewed and considered DGI’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by DGI. The Trustees also reviewed the research and decision-making processes utilized by DGI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the DGI Fund.

The Trustees considered the background and experience of DGI’s management in connection with the DGI Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, DGI’s Code of Ethics.

Performance: The Trustees reviewed performance information of the DGI Fund for the 1-year, 3-year, 5-year, 10-year, and since inception periods ended September 30, 2024. That review included a comparison of the DGI Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted that the DGI Fund outperformed its peer group median over each period.

Annual Report | April 30, 2025	31

The Disciplined Growth Investors Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

The Trustees also considered DGI’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by DGI regarding fees charged to its other clients utilizing a strategy similar to that employed by the DGI Fund.

Profitability: The Trustees received and considered a profitability analysis prepared by DGI based on the fees payable under the DGI Investment Advisory Agreement.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the DGI Fund have been or would be passed along to shareholders.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by DGI from its relationship with the DGI Fund, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee rate of the DGI Fund was higher than the Data Provider peer group median at least in part attributable to the unitary fee arrangement with DGI;
●	the total net expense ratio of the DGI Fund was lower than the Data Provider peer group median, and that because of the unitary fee, the comparison with the peer group at the level of the total net expense ratio yielded more useful comparative data than the level of the investment advisory fee rate;
●	the nature, extent, and quality of services rendered by DGI under the DGI Investment Advisory Agreement were adequate;
●	the performance of the DGI Fund for the 1-year, 3-year, 5-year, 10-year, and since inception periods ended September 30, 2024, was adequate;
●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to DGI’s other clients employing a comparable strategy to the DGI Fund were not indicative of any unreasonableness with respect to the advisory fee payable to DGI by the DGI Fund;
●	the profit, if any, realized by DGI in connection with the operation of the DGI Fund is not unreasonable; and
●	there were no material economies of scale or other incidental material benefits accruing to DGI in connection with its relationship with the DGI Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that DGI’s compensation for investment advisory services is consistent with the best interests of the DGI Fund and its shareholders.

32	1-855-DGI-FUND (344-3863) | www.DGIfund.com

THE DISCIPLINED GROWTH INVESTORS FUND

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.
THE DISCIPLINED GROWTH INVESTORS FUND IS DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

April 30, 2025

EMERALD GROWTH FUND

Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

EMERALD INSIGHTS FUND

Class A: EFCAX | Class C: EFCCX
Institutional Class: EFCIX | Investor Class: EFCNX

EMERALD FINANCE & BANKING INNOVATION FUND

Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

Schedule of Investments
Emerald Growth Fund	1
Emerald Insights Fund	3
Emerald Finance & Banking Innovation Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets
Emerald Growth Fund	9
Emerald Insights Fund	11
Emerald Finance & Banking Innovation Fund	13
Financial Highlights
Emerald Growth Fund	15
Emerald Insights Fund	19
Emerald Finance & Banking Innovation Fund	23
Notes to Financial Statements and Financial Highlights	27
Report of Independent Registered Public Accounting Firm	36
Tax Designation	37
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	38
Proxy Disclosures for Open-End Management Investment Companies	39
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	40
Statement Regarding Basis for Approval of Investment Advisory Contract	41

Emerald Growth Fund	Schedule of Investments

April 30, 2025

		Value
Shares		(Note 2)
COMMON STOCKS: 93.02%
Consumer Discretionary: 6.46%
531,344	Arhaus, Inc.(a)	$4,176,364
576,203	Arlo Technologies, Inc.(a)	5,664,075
192,037	BJ's Restaurants, Inc.(a)	6,392,912
51,996	Boot Barn Holdings, Inc.(a)	5,425,263
34,235	Churchill Downs, Inc.	3,095,186
255,325	Life Time Group Holdings, Inc.(a)	7,828,264
314,640	National Vision Holdings, Inc.(a)	3,885,804
373,170	OneSpaWorld Holdings, Ltd.	6,231,939
492,196	Portillo's, Inc.(a)	5,089,307
348,409	Rush Street Interactive, Inc.(a)	4,226,201
		52,015,315

Consumer Staples: 5.25%
10,594	Five Below, Inc.(a)	803,979
199,016	Freshpet, Inc.(a)	14,635,637
105,339	Ollie's Bargain Outlet Holdings, Inc.(a)	11,177,521
144,847	Utz Brands, Inc.	1,925,016
376,599	Vital Farms, Inc.(a)	12,894,750
381,007	Zevia PBC, Class A(a)	861,076
		42,297,979

Energy: 1.28%
111,280	Excelerate Energy, Inc.	2,846,543
85,845	Flowco Holdings, Inc.	1,658,525
99,438	Infinity Natural Resources, Inc.(a)	1,526,373
104,580	Sable Offshore Corp.(a)	1,951,463
111,973	Solaris Energy Infrastructure, Inc.	2,367,109
		10,350,013

Financial Services: 15.78%
44,599	Ameris Bancorp	2,613,501
210,529	Axos Financial, Inc.(a)	13,364,381
276,065	Baldwin Insurance Group, Inc.(a)	11,489,825
183,996	Bancorp, Inc.(a)	8,888,847
100,347	Bowhead Specialty Holdings, Inc.(a)	4,032,946
39,244	Coastal Financial Corp.(a)	3,223,895
130,239	First Busey Corp.	2,707,669
55,116	First Financial Bankshares, Inc.	1,846,937
58,675	Fulton Financial Corp.	978,699
136,911	LendingTree, Inc.(a)	7,063,238
213,332	MARA Holdings, Inc.(a)	2,852,249
147,538	Mid Penn Bancorp, Inc.	4,285,979
202,151	Moelis & Co., Class A	10,831,251
45,000	Norwood Financial Corp.	1,125,450
25,863	Orrstown Financial Services, Inc.	775,114
134,974	Palomar Holdings, Inc.(a)	19,573,929
112,252	Perella Weinberg Partners	1,927,367
317,037	Skyward Specialty Insurance Group, Inc.(a)	16,831,494
26,589	Stewart Information Services Corp.	1,741,048
338,791	Trinity Capital, Inc.	4,922,633
54,383	UMB Financial Corp.	5,143,000
		Value
Shares		(Note 2)
Financial Services (continued)
30,124	WesBanco, Inc.	$897,093
		127,116,545

Healthcare: 20.94%
420,726	89bio, Inc.(a)	3,374,223
145,814	ACADIA Pharmaceuticals, Inc.(a)	2,128,884
51,799	Akero Therapeutics, Inc.(a)	2,362,552
459,355	Alphatec Holdings, Inc.(a)	5,043,718
78,475	Biohaven, Ltd.(a)	1,735,867
122,112	Blueprint Medicines Corp.(a)	10,929,024
358,275	Bridgebio Pharma, Inc.(a)	13,743,429
49,814	Ceribell, Inc.(a)	801,507
260,136	Collegium Pharmaceutical, Inc.(a)	7,022,371
50,865	Corcept Therapeutics, Inc.(a)	3,656,176
56,696	CVRx, Inc.(a)	415,015
167,480	Guardant Health, Inc.(a)	7,910,080
178,975	Insmed, Inc.(a)	12,886,200
12,974	Integer Holdings Corp.(a)	1,638,746
357,336	KalVista Pharmaceuticals, Inc.(a)	4,920,517
87,312	LivaNova PLC(a)	3,230,544
19,157	Madrigal Pharmaceuticals, Inc.(a)	6,396,714
78,091	Merit Medical Systems, Inc.(a)	7,375,695
148,099	NeoGenomics, Inc.(a)	947,093
83,419	Novocure, Ltd.(a)	1,513,221
229,444	Orthofix Medical, Inc.(a)	3,191,566
214,862	RadNet, Inc.(a)	11,254,472
1,003,696	Savara, Inc.(a)	3,211,827
215,393	Soleno Therapeutics, Inc.(a)	16,124,320
143,451	Spyre Therapeutics, Inc.(a)	2,184,759
130,311	TransMedics Group, Inc.(a)	11,989,915
480,603	Travere Therapeutics, Inc.(a)	10,001,348
135,426	Ultragenyx Pharmaceutical, Inc.(a)	5,278,906
962,901	WaVe Life Sciences, Ltd.(a)	7,433,596
		168,702,285

Industrials: 20.74%
120,641	AAR Corp.(a)	6,449,468
85,328	AeroVironment, Inc.(a)	12,928,899
94,835	Allegiant Travel Co.(a)	4,450,606
219,860	ATI, Inc.(a)	11,955,987
127,976	Bloom Energy Corp., Class A(a)	2,344,520
15,656	Bowman Consulting Group, Ltd.(a)	346,311
24,070	Cactus, Inc.	913,216
75,970	Carpenter Technology Corp.	14,860,492
105,871	Chart Industries, Inc.(a)	14,290,468
440,916	First Advantage Corp.(a)	6,216,916
163,605	FTAI Aviation Ltd	17,523,732
553,439	Kratos Defense & Security Solutions, Inc.(a)	18,697,937
211,235	Latham Group, Inc.(a)	1,154,399
88,849	Louisiana-Pacific Corp.	7,668,557
304,451	Mirion Technologies, Inc.(a)	4,804,237
112,024	Modine Manufacturing Co.(a)	9,145,639

Annual Report | April 30, 2025	1

Emerald Growth Fund	Schedule of Investments

April 30, 2025

		Value
Shares		(Note 2)
Industrials (continued)
124,052	Napco Security Technologies, Inc.	$2,834,588
259,862	Proficient Auto Logistics, Inc.(a)	2,159,453
265,294	RXO, Inc.(a)	3,737,992
98,258	Shift4 Payments, Inc.(a)	8,037,504
53,148	SPX Technologies Inc(a)	7,129,804
82,293	VSE Corp.	9,424,194
		167,074,919

Real Estate: 0.73%
67,147	Ryman Hospitality Properties, Inc.	5,905,579

Technology: 20.74%
84,762	Agilysys, Inc.(a)	6,302,055
225,184	Applied Optoelectronics, Inc.(a)	2,880,103
158,109	Clearwater Analytics Holdings, Inc.(a)	3,595,399
84,039	Cogent Communications Holdings, Inc.	4,567,520
17,020	Commvault Systems, Inc.(a)	2,844,553
469,337	Credo Technology Group Holding, Ltd.(a)	20,204,958
219,646	EverQuote, Inc., Class A(a)	5,214,396
53,901	Fabrinet(a)	11,052,939
242,851	FormFactor, Inc.(a)	6,833,827
58,956	Impinj, Inc.(a)	5,431,616
63,280	InterDigital, Inc.	12,719,280
100,871	Kulicke & Soffa Industries, Inc.	3,251,072
83,687	Life360, Inc.(a)	3,590,172
70,876	MACOM Technology Solutions Holdings, Inc.(a)	7,353,385
362,722	PDF Solutions, Inc.(a)	6,655,949
176,578	Q2 Holdings, Inc.(a)	13,993,806
183,078	Rambus, Inc.(a)	8,932,376
40,853	SiTime Corp.(a)	5,999,671
367,651	SkyWater Technology, Inc.(a)	2,606,646
93,005	Sprout Social, Inc.(a)	1,944,734
189,109	Tenable Holdings, Inc.(a)	5,781,062
555,997	TTM Technologies, Inc.(a)	11,131,060
331,746	Varonis Systems, Inc.(a)	14,211,999
		167,098,578

Telecommunications: 1.10%
150,606	Lumentum Holdings, Inc.(a)	8,891,778

	Total Common Stocks
	(Cost $571,562,366)	749,452,991
		Value
Shares		(Note 2)
MUTUAL FUND: 5.70%
Healthcare: 5.70%
1,997,035	F/m Emerald Life Sciences Innovation ETF(a)(b)	$45,971,746

	Total Mutual Fund
	(Cost $31,078,469)	45,971,746

SHORT-TERM INVESTMENT: 1.34%
10,811,197	First American Government Obligations Fund, Class X 4.246% (c)	10,811,197

	Total Short-Term Investment
	(Cost $10,811,197)	10,811,197

Total Investments: 100.06%
(Cost $613,452,032)		806,235,934

Liabilities In Excess Of Other Assets: (0.06)%		(512,416)
Net Assets: 100.00%		$805,723,518

(a)	Non-income producing security.

(b)	Affiliated company. See Note 8 to Notes to Financial Statements and Financial Highlights.

(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statement and Financial Highlights.

2	www.emeraldmutualfunds.com

Emerald Insights Fund	Schedule of Investments

April 30, 2025

		Value
Shares		(Note 2)
COMMON STOCKS: 99.01%
Consumer Discretionary: 15.06%
5,684	Amazon.com, Inc.(a)	$1,048,243
14,914	Arlo Technologies, Inc.(a)	146,605
27	AutoZone, Inc.(a)	101,590
249	Costco Wholesale Corp.	247,630
9,297	Genius Sports, Ltd.(a)	100,315
318	Netflix, Inc.(a)	359,887
10,597	Norwegian Cruise Line Holdings Ltd.(a)	169,870
636	Take-Two Interactive Software, Inc.(a)	148,392
509	Tesla, Inc.(a)	143,619
2,526	TJX Cos., Inc.	325,046
		2,791,197

Consumer Staples: 0.98%
2,480	Freshpet, Inc.(a)	182,379

Energy: 8.05%
11,979	American Superconductor Corp.(a)	237,783
1,252	Cheniere Energy, Inc.	289,350
6,061	Comstock Resources, Inc.(a)	110,734
6,926	Excelerate Energy, Inc.	177,167
5,586	Sable Offshore Corp.(a)	104,235
12,816	Solaris Energy Infrastructure, Inc.	270,930
4,899	TechnipFMC PLC	138,005
57,781	TETRA Technologies, Inc.(a)	164,676
		1,492,880

Financial Services: 4.65%
4,897	Baldwin Insurance Group, Inc.(a)	203,813
5,511	Bancorp, Inc.(a)	266,237
2,890	LendingTree, Inc.(a)	149,095
1,669	Palomar Holdings, Inc.(a)	242,038
		861,183

Healthcare: 13.92%
7,153	ACADIA Pharmaceuticals, Inc.(a)	104,434
1,014	Blueprint Medicines Corp.(a)	90,753
9,316	Bridgebio Pharma, Inc.(a)	357,362
403	Eli Lilly & Co.	362,277
2,251	Guardant Health, Inc.(a)	106,315
1,259	Insmed, Inc.(a)	90,648
8,183	LivaNova PLC(a)	302,771
3,236	Sarepta Therapeutics, Inc.(a)	201,926
3,444	Soleno Therapeutics, Inc.(a)	257,818
2,291	TransMedics Group, Inc.(a)	210,795
5,926	Ultragenyx Pharmaceutical, Inc.(a)	230,995
34,334	WaVe Life Sciences, Ltd.(a)	265,058
		2,581,152

Industrials: 8.92%
1,529	AeroVironment, Inc.(a)	231,674
3,336	Bloom Energy Corp., Class A(a)	61,115
1,670	Chart Industries, Inc.(a)	225,417
		Value
Shares		(Note 2)
Industrials (continued)
2,292	FTAI Aviation Ltd	$245,496
9,089	Kratos Defense & Security Solutions, Inc.(a)	307,072
1,035	Louisiana-Pacific Corp.	89,331
1,033	MasTec, Inc.(a)	131,522
1,449	Shift4 Payments, Inc.(a)	118,528
703	Visa, Inc., Class A	242,886
		1,653,041

Technology: 46.06%
5,949	Alphabet, Inc., Class A	944,701
5,639	Apple, Inc.	1,198,287
3,596	Broadcom, Ltd.	692,122
2,297	Credo Technology Group Holding, Ltd.(a)	98,886
766	Datadog, Inc., Class A(a)	78,255
710	DoorDash, Inc., Class A(a)	136,952
202	Duolingo, Inc.(a)	78,675
33,547	indie Semiconductor, Inc.(a)	66,758
1,483	Meta Platforms, Inc., Class A	814,167
4,108	Microsoft Corp.	1,623,728
609	Mongodb Inc(a)	104,852
16,499	NVIDIA Corp.	1,797,071
657	Oracle Corp.	92,453
1,078	Palo Alto Networks, Inc.(a)	201,511
3,004	Pinterest, Inc., Class A(a)	76,061
205	ServiceNow, Inc.(a)	195,777
14,812	SkyWater Technology, Inc.(a)	105,017
7,265	Super Micro Computer, Inc.(a)	231,463
		8,536,736

Telecommunications: 1.37%
825	InterDigital, Inc.	165,825
1,487	Lumentum Holdings, Inc.(a)	87,793
		253,618
	Total Common Stocks
	(Cost $11,561,138)	18,352,186

SHORT-TERM INVESTMENT: 1.05%
194,327	First American Government Obligations Fund, Class X 4.246% (b)	194,327

	Total Short-Term Investment
	(Cost $194,327)	194,327

Total Investments: 100.06%
(Cost $11,755,465)		18,546,513

Liabilities In Excess Of Other Assets: (0.06)%		(11,778)
Net Assets: 100.00%		$18,534,735

Annual Report | April 30, 2025	3

Emerald Insights Fund	Schedule of Investments

April 30, 2025

(a)	Non-income producing security.

(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statement and Financial Highlights.

4	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Schedule of Investments

April 30, 2025

		Value
Shares		(Note 2)
COMMON STOCKS: 99.62%
Financial Services: 98.94%
Banks: 65.84%
4,442	Ameris Bancorp	$260,301
12,574	Atlantic Union Bankshares Corp.	348,300
31,241	Axos Financial, Inc.(a)	1,983,179
40,505	Bancorp, Inc.(a)	1,956,796
13,080	Burke & Herbert Financial Services Corp.	731,303
16,270	Byline Bancorp, Inc.	415,536
22,070	Carter Bankshares Inc(a)	337,892
42,886	CNB Financial Corp.	941,348
25,629	Coastal Financial Corp.(a)	2,105,422
20,772	Community Heritage Financial, Inc.	493,231
19,168	Community West Bancshares	335,440
25,356	ConnectOne Bancorp, Inc.	571,271
6,314	East West Bancorp, Inc.	540,163
17,640	Esquire Financial Holdings, Inc.	1,462,709
4,530	Fifth Third Bancorp	162,808
85,424	Finwise Bancorp(a)	1,291,611
13,910	First Financial Bankshares, Inc.	466,124
4,767	First Merchants Corp.	169,896
18,040	Five Star Bancorp	499,347
25,572	HomeStreet, Inc.(a)	290,498
76,139	LINKBANCORP, Inc.	534,496
53	Mechanics Bank/Walnut Creek CA(b)	1,595,300
36,457	Metropolitan Bank Holding Corp.(a)	2,257,782
24,238	Northeast Bancorp	2,007,391
2,500	Norwood Financial Corp.	62,525
16,572	Pathward Financial, Inc.	1,315,320
12,883	Pinnacle Financial Partners, Inc.	1,291,392
3,676	Private Bancorp of America, Inc.(a)	196,666
13,110	QCR Holdings, Inc.	851,494
7,930	South State Corp.	688,165
19,108	Third Coast Bancshares, Inc.(a)	569,418
28,953	Veritex Holdings, Inc.	674,026
17,931	Western Alliance Bancorp	1,249,970
13,020	Wintrust Financial Corp	1,447,433
		30,104,553

Banks: Diversified: 12.64%
21,123	First Busey Corp.	439,147
29,189	Fulton Financial Corp.	486,873
10,000	Mid Penn Bancorp, Inc.	290,500
45,755	Old National Bancorp	942,095
29,782	Renasant Corp.	955,109
14,712	UMB Financial Corp.	1,391,314
20,108	United Bankshares, Inc.	689,503
19,631	WesBanco, Inc.	584,611
		5,779,152

Banks: Savings, Thrift & Mortgage: 0.20%
3,610	Dime Community Bancshares, Inc.	92,741
		Value
Shares		(Note 2)
Consumer Lending: 2.84%
25,126	LendingTree, Inc.(a)	$1,296,250

Diversified Finan Serv: 0.50%
4,478	GBank Financial Holdings, Inc.(a)	179,120
2,971	Perella Weinberg Partners	51,012
		230,132

Insurance: 7.29%
5,770	Baldwin Insurance Group, Inc.(a)	240,147
8,914	Bowhead Specialty Holdings, Inc.(a)	358,254
6,059	Selective Insurance Group, Inc.	528,527
38,646	Skyward Specialty Insurance Group, Inc.(a)	2,051,716
4,900	TWFG, Inc.(a)	155,232
		3,333,876

Investment Services: 0.23%
258	Coinbase Global, Inc., Class A(a)	52,346
3,762	MARA Holdings, Inc.(a)	50,298
		102,644

Open End And Misc Investment Vehicles: 1.89%
59,403	Trinity Capital, Inc.	863,126

Property And Casualty Insurance: 6.40%
4,028	Kinsale Capital Group, Inc.	1,753,227
5,180	Palomar Holdings, Inc.(a)	751,204
72,535	Porch Group, Inc.(a)	420,703
		2,925,134

Real Estate: 0.86%
51,103	Compass, Inc.(a)	394,515

Savings&Loans: 0.25%
10,923	Brookline Bancorp, Inc.	114,036

Technology: 0.68%
Computer Services: 0.10%
5,282	Core Scientific, Inc.(a)	42,784

Internet: 0.58%
5,419	Robinhood Markets, Inc.(a)	266,127

	Total Common Stocks
	(Cost $32,976,641)	45,545,070

WARRANTS: 0.00%
62,749	Paysafe, Ltd., Strike Price $138.00, Expiration Date 12/31/2028	879

	Total Warrants
	(Cost $211,219)	879

Annual Report | April 30, 2025	5

Emerald Finance & Banking Innovation Fund	Schedule of Investments

April 30, 2025

		Value
Shares		(Note 2)
SHORT-TERM INVESTMENT: 0.63%
288,404	First American Government Obligations Fund, Class X 4.246% (c)	$288,404

	Total Short-Term Investment
	(Cost $288,404)	288,404

Total Investments: 100.25%
(Cost $33,476,264)		45,834,353

Liabilities In Excess Of Other Assets: (0.25)%		(113,225)
Net Assets: 100.00%		$45,721,128

(a)	Non-income producing security.

(b)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statement and Financial Highlights.

6	www.emeraldmutualfunds.com

Emerald Funds	Statements of Assets and Liabilities

April 30, 2025

	Emerald Growth Fund	Emerald Insights Fund	Emerald Finance & Banking Innovation Fund
ASSETS:
Unaffiliated investments, at value	$760,264,188	$18,546,513	$45,834,353
Affiliated investments, at value	45,971,746	–	–
Receivable for investments sold	1,038,862	–	–
Receivable for shares sold	535,035	500	1,029
Receivable due from advisor	–	15,074	–
Interest and dividends receivable	30,409	23	808
Other assets	22,628	40,724	30,862
Total Assets	807,862,868	18,602,834	45,867,052
LIABILITIES:
Payable for investments purchased	35,934	33,920	–
Payable for shares redeemed	1,342,409	–	62
Investment advisory fees payable	388,645	–	46,336
Payable to fund accounting and administration	–	2,504	2,019
Payable for distribution and service fees	232,949	6,650	52,047
Payable for trustee fees and expenses	2,927	2	2,958
Payable for transfer agency fees	12,395	1,448	–
Payable for chief compliance officer fee	6,955	99	162
Payable for principal financial officer fee	1,437	58	82
Payable for professional fees	40,349	20,683	36,293
Accrued expenses and other liabilities	75,350	2,735	5,965
Total Liabilities	2,139,350	68,099	145,924
NET ASSETS	$805,723,518	$18,534,735	$45,721,128
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$615,317,546	$10,520,230	$92,696,439
Total distributable earnings	190,405,972	8,014,505	(46,975,311)
NET ASSETS	$805,723,518	$18,534,735	$45,721,128
UNAFFILIATED INVESTMENTS, AT COST	$582,373,563	$11,755,465	$33,476,264
AFFILIATED INVESTMENTS, AT COST	$31,078,469	$–	$–
PRICING OF SHARES
Class A: (a)
Net Asset Value, offering and redemption price per share	$20.33	$18.76	$26.83
Net Assets	$56,476,449	$14,004,069	$18,376,641
Shares of beneficial interest outstanding	2,778,455	746,299	684,974
Maximum offering price per share (NAV/.9525, based on maximum sales charge of 4.75% of the offering price)	$21.34	$19.70	$28.17
Class C: (a)
Net Asset Value, offering and redemption price per share	$13.49	$17.02	$21.49
Net Assets	$853,611	$25,067	$1,774,794
Shares of beneficial interest outstanding	63,295	1,473	82,602
Institutional Class:
Net Asset Value, offering and redemption price per share	$22.41	$19.56	$28.28
Net Assets	$670,356,884	$3,644,695	$19,828,208
Shares of beneficial interest outstanding	29,907,969	186,370	701,056
Investor Class:
Net Asset Value, offering and redemption price per share	$20.08	$18.58	$25.10
Net Assets	$78,036,574	$860,904	$5,741,485
Shares of beneficial interest outstanding	3,885,566	46,335	228,708

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Funds' Prospectus.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	7

Emerald Funds	Statements of Operations

For the Year Ended April 30, 2025

	Emerald Growth Fund	Emerald Insights Fund	Emerald Finance & Banking Innovation Fund
INVESTMENT INCOME:
Dividends	$3,929,580	$100,844	$821,869
Foreign taxes withheld	(2,819)	(96)	(3,994)
Total Investment Income	3,926,761	100,748	817,875

EXPENSES:
Investment advisory fee (Note 6)	5,830,857	169,750	499,038
Administration fee	632,373	34,393	51,879
Custodian fee	89,502	5,000	13,086
Professional fees	108,571	23,464	16,414
Transfer agent fee	174,066	37,575	88,166
Delegated transfer agent equivalent services fees
Class A	2,718	49	835
Class C	54	–	52
Institutional Class	1,121	–	167
Investor Class	272	–	31
Trustee fees and expenses	79,918	1,848	3,948
Registration/filing fees	94,108	41,274	63,479
Reports to shareholder and printing fees	27,466	12,448	3,457
Distribution and service fees
Class A	228,138	49,733	62,177
Class C	10,388	193	22,304
Institutional Class	399,134	2,465	10,250
Investor Class	337,713	3,680	26,176
Chief compliance officer fee	81,135	1,849	3,975
Principal financial officer fee	17,354	405	900
Other	40,814	12,070	(3,915)
Total expenses before waiver	8,155,702	396,196	862,419
Less fees waived/reimbursed by investment advisor (Note 6)	–	(113,851)	(176)
Less fees waived from investments in affiliated securities	(130,089)	–	–
Total Net Expenses	8,025,613	282,345	862,243
NET INVESTMENT INCOME/(LOSS):	(4,098,852)	(181,597)	(44,368)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	113,989,334	2,164,153	5,221,007
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(76,268,906)	(304,296)	5,274,830
Net change in unrealized appreciation on affiliated investments	14,893,277	–	–
NET REALIZED AND UNREALIZED GAIN	52,613,705	1,859,857	10,495,837
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,514,853	$1,678,260	$10,451,469

See Notes to Financial Statements and Financial Highlights.

8	www.emeraldmutualfunds.com

Emerald Growth Fund	Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
OPERATIONS:
Net investment loss	$(4,098,852)	$(2,581,790)
Net realized gain on investments	113,989,334	60,335,788
Net change in unrealized appreciation/(depreciation) on investments	(61,375,629)	72,549,764
Net increase in net assets resulting from operations	48,514,853	130,303,762

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	(10,965,350)	(5,431,723)
Class C	(214,754)	(411,326)
Institutional Class	(100,636,791)	(45,259,070)
Investor Class	(11,496,905)	(5,041,068)
Net decrease in net assets from distributions	(123,313,800)	(56,143,187)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	4,696,281	10,591,088
Issued to shareholders in reinvestment of distributions	10,156,397	5,032,168
Cost of shares redeemed	(31,990,354)	(24,045,176)
Net decrease from share transactions	(17,137,676)	(8,421,920)
Class C
Proceeds from sale of shares	90,595	169,827
Issued to shareholders in reinvestment of distributions	203,737	396,863
Cost of shares redeemed	(408,482)	(6,718,497)
Net decrease from share transactions	(114,150)	(6,151,807)
Institutional Class
Proceeds from sale of shares	153,664,984	125,541,906
Issued to shareholders in reinvestment of distributions	86,156,955	37,998,907
Cost of shares redeemed	(282,853,318)	(180,410,950)
Net decrease from share transactions	(43,031,379)	(16,870,137)
Investor Class
Proceeds from sale of shares	24,774,192	16,290,444
Issued to shareholders in reinvestment of distributions	2,739,608	1,109,778
Cost of shares redeemed	(18,588,600)	(19,392,745)
Net increase/(decrease) from share transactions	8,925,200	(1,992,523)
Net increase/(decrease) in net assets	$(126,156,952)	$40,724,188
NET ASSETS:
Beginning of year	931,880,470	891,156,282
End of year	$805,723,518	$931,880,470

Annual Report | April 30, 2025	9

Emerald Growth Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2025	Year Ended April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	198,008	493,276
Distributions reinvested	437,193	226,757
Redeemed	(1,368,179)	(1,113,845)
Net decrease in shares outstanding	(732,978)	(393,812)
Class C
Sold	5,300	10,914
Distributions reinvested	12,965	24,771
Redeemed	(25,131)	(437,637)
Net decrease in shares outstanding	(6,866)	(401,952)
Institutional Class
Sold	5,997,751	5,287,448
Distributions reinvested	3,375,819	1,578,126
Redeemed	(10,820,447)	(7,615,210)
Net decrease in shares outstanding	(1,446,877)	(749,636)
Investor Class
Sold	1,104,864	760,002
Distributions reinvested	119,193	50,538
Redeemed	(806,866)	(886,697)
Net increase/(decrease) in shares outstanding	417,191	(76,157)

See Notes to Financial Statements and Financial Highlights.

10	www.emeraldmutualfunds.com

Emerald Insights Fund	Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
OPERATIONS:
Net investment loss	$(181,597)	$(132,759)
Net realized gain on investments	2,164,153	1,116,280
Net change in unrealized appreciation/(depreciation) on investments	(304,296)	2,862,061
Net increase in net assets resulting from operations	1,678,260	3,845,582
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	(111,526)	–
Class C	(217)	–
Institutional Class	(32,071)	–
Investor Class	(6,191)	–
Net decrease in net assets from distributions	(150,005)	–
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	219,036	3,790,689
Issued to shareholders in reinvestment of distributions	111,383	–
Cost of shares redeemed	(2,542,937)	(1,293,562)
Net increase/(decrease) from share transactions	(2,212,518)	2,497,127
Class C
Proceeds from sale of shares	2,068	6,110
Issued to shareholders in reinvestment of distributions	64	–
Cost of shares redeemed	(3,364)	(27,022)
Net decrease from share transactions	(1,232)	(20,912)
Institutional Class
Proceeds from sale of shares	329,222	515,912
Issued to shareholders in reinvestment of distributions	31,484	–
Cost of shares redeemed	(1,509,683)	(725,823)
Net decrease from share transactions	(1,148,977)	(209,911)
Investor Class
Proceeds from sale of shares	40,227	263,368
Issued to shareholders in reinvestment of distributions	5,816	–
Cost of shares redeemed	(32,782)	(488,180)
Net increase/(decrease) from share transactions	13,261	(224,812)
Net increase/(decrease) in net assets	$(1,821,211)	$5,887,074
NET ASSETS:
Beginning of year	20,355,946	14,468,872
End of year	$18,534,735	$20,355,946

Annual Report | April 30, 2025	11

Emerald Insights Fund	Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	11,939	231,486
Distributions reinvested	5,288	–
Redeemed	(131,547)	(82,487)
Net increase/(decrease) in shares outstanding	(114,320)	148,999
Class C
Sold	105	390
Distributions reinvested	3	–
Redeemed	(175)	(1,792)
Net decrease in shares outstanding	(67)	(1,402)
Institutional Class
Sold	17,108	30,430
Distributions reinvested	1,436	–
Redeemed	(72,873)	(42,179)
Net decrease in shares outstanding	(54,329)	(11,749)
Investor Class
Sold	2,001	16,743
Distributions reinvested	279	–
Redeemed	(1,557)	(30,537)
Net increase/(decrease) in shares outstanding	723	(13,794)

See Notes to Financial Statements and Financial Highlights.

12	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
OPERATIONS:
Net investment income/(loss)	$(44,368)	$1,125,940
Net realized gain/(loss) on investments	5,221,007	(5,730,647)
Net realized loss on foreign currency transactions	–	(211)
Net change in unrealized appreciation on investments	5,274,830	16,784,369
Net change in unrealized appreciation on foreign currency transactions	–	130
Net increase in net assets resulting from operations	10,451,469	12,179,581
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	(464,793)	–
Class C	(68,122)	–
Institutional Class	(412,309)	–
Investor Class	(158,612)	–
Net decrease in net assets from distributions	(1,103,836)	–
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	946,595	2,024,505
Issued to shareholders in reinvestment of distributions	387,241	–
Cost of shares redeemed	(6,240,120)	(6,462,265)
Net decrease from share transactions	(4,906,284)	(4,437,760)
Class C
Proceeds from sale of shares	35,627	109,038
Issued to shareholders in reinvestment of distributions	58,912	–
Cost of shares redeemed	(1,321,772)	(2,856,316)
Net decrease from share transactions	(1,227,233)	(2,747,278)
Institutional Class
Proceeds from sale of shares	4,317,829	3,254,772
Issued to shareholders in reinvestment of distributions	392,786	–
Cost of shares redeemed	(6,285,786)	(21,815,677)
Net decrease from share transactions	(1,575,171)	(18,560,905)
Investor Class
Proceeds from sale of shares	459,462	1,322,318
Issued to shareholders in reinvestment of distributions	139,951	–
Cost of shares redeemed	(2,219,591)	(4,716,688)
Net decrease from share transactions	(1,620,178)	(3,394,370)
Net increase/(decrease) in net assets	$18,767	$(16,960,732)
NET ASSETS:
Beginning of year	45,702,361	62,663,093
End of year	$45,721,128	$45,702,361

Annual Report | April 30, 2025	13

Emerald Finance & Banking Innovation Fund	Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	34,186	95,796
Distributions reinvested	16,903	–
Redeemed	(234,243)	(291,908)
Net decrease in shares outstanding	(183,154)	(196,112)
Class C
Sold	1,655	6,646
Distributions reinvested	3,195	–
Redeemed	(61,681)	(163,254)
Net decrease in shares outstanding	(56,831)	(156,608)
Institutional Class
Sold	152,517	146,170
Distributions reinvested	16,298	–
Redeemed	(228,295)	(917,569)
Net decrease in shares outstanding	(59,480)	(771,399)
Investor Class
Sold	18,609	60,407
Distributions reinvested	6,525	–
Redeemed	(88,699)	(230,303)
Net decrease in shares outstanding	(63,565)	(169,896)

See Notes to Financial Statements and Financial Highlights.

14	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the years presented

	CLASS A
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$22.66	$21.00	$23.23	$36.29	$23.06
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.15)	(0.11)	(0.12)	(0.12)	(0.22)
Net realized and unrealized gain/(loss) on investments	1.16	3.22	(0.33)	(7.38)	16.30
Total from Investment Operations	1.01	3.11	(0.45)	(7.50)	16.08

LESS DISTRIBUTIONS:
From investment income	(0.73)	–	–	–	–
From capital gains	(2.61)	(1.45)	(1.78)	(5.56)	(2.85)
Total Distributions	(3.34)	(1.45)	(1.78)	(5.56)	(2.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.33)	1.66	(2.23)	(13.06)	13.23
NET ASSET VALUE, END OF PERIOD	$20.33	$22.66	$21.00	$23.23	$36.29

TOTAL RETURN(b)	3.09%	15.07%	(2.39)%	(23.19)%	70.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$56,476	$79,554	$82,009	$118,082	$168,322
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.62)%	(0.53)%	(0.55)%	(0.39)%	(0.72)%
Operating expenses excluding reimbursement/waiver	1.04%	1.10%	1.13%	1.03%	1.01%
Operating expenses including reimbursement/waiver	1.02%	1.10%	1.13%	1.03%	1.01%
PORTFOLIO TURNOVER RATE	45%	51%	62%	38%	66%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	15

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the years presented

	CLASS C
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$16.06	$15.37	$17.56	$29.09	$18.97
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.21)	(0.18)	(0.19)	(0.26)	(0.35)
Net realized and unrealized gain/(loss) on investments	0.92	2.32	(0.22)	(5.71)	13.32
Total from Investment Operations	0.71	2.14	(0.41)	(5.97)	12.97

LESS DISTRIBUTIONS:
From investment income	(0.67)	–	–	–	–
From capital gains	(2.61)	(1.45)	(1.78)	(5.56)	(2.85)
Total Distributions	(3.28)	(1.45)	(1.78)	(5.56)	(2.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.57)	0.69	(2.19)	(11.53)	10.12
NET ASSET VALUE, END OF PERIOD	$13.49	$16.06	$15.37	$17.56	$29.09

TOTAL RETURN(b)	2.45%	14.23%	(3.00)%	(23.71)%	69.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$854	$1,127	$7,255	$11,668	$22,447
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.27)%	(1.14)%	(1.19)%	(1.02)%	(1.37)%
Operating expenses excluding reimbursement/waiver	1.69%	1.76%	1.78%	1.68%	1.66%
Operating expenses including reimbursement/waiver	1.68%	1.76%	1.78%	1.68%	1.66%
PORTFOLIO TURNOVER RATE	45%	51%	62%	38%	66%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

16	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the years presented

	INSTITUTIONAL CLASS
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$24.67	$22.68	$24.88	$38.32	$24.18
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.10)	(0.05)	(0.06)	(0.02)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.23	3.49	(0.36)	(7.86)	17.12
Total from Investment Operations	1.13	3.44	(0.42)	(7.88)	16.99

LESS DISTRIBUTIONS:
From investment income	(0.78)	–	–	–	–
From capital gains	(2.61)	(1.45)	(1.78)	(5.56)	(2.85)
Total Distributions	(3.39)	(1.45)	(1.78)	(5.56)	(2.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.26)	1.99	(2.20)	(13.44)	14.14
NET ASSET VALUE, END OF PERIOD	$22.41	$24.67	$22.68	$24.88	$38.32

TOTAL RETURN	3.29%	15.42%	(2.10)%	(22.94)%	71.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$670,357	$773,394	$728,115	$732,429	$1,375,765
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.37)%	(0.22)%	(0.24)%	0.06%	(0.41)%
Operating expenses excluding reimbursement/waiver	0.80%	0.79%	0.82%	0.72%	0.70%
Operating expenses including reimbursement/waiver	0.78%	0.79%	0.82%	0.72%	0.70%
PORTFOLIO TURNOVER RATE	45%	51%	62%	38%	66%

(a)	Per share amounts are based upon average shares outstanding.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	17

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the years presented

	INVESTOR CLASS
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$22.43	$20.81	$23.05	$36.07	$22.94
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.17)	(0.12)	(0.12)	(0.14)	(0.23)
Net realized and unrealized gain/(loss) on investments	1.15	3.19	(0.34)	(7.32)	16.21
Total from Investment Operations	0.98	3.07	(0.46)	(7.46)	15.98

LESS DISTRIBUTIONS:
From investment income	(0.72)	–	–	–	–
From capital gains	(2.61)	(1.45)	(1.78)	(5.56)	(2.85)
Total Distributions	(3.33)	(1.45)	(1.78)	(5.56)	(2.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.35)	1.62	(2.24)	(13.02)	13.13
NET ASSET VALUE, END OF PERIOD	$20.08	$22.43	$20.81	$23.05	$36.07

TOTAL RETURN	2.96%	15.01%	(2.44)%	(23.22)%	70.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$78,037	$77,806	$73,777	$77,823	$103,326
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.73)%	(0.57)%	(0.59)%	(0.44)%	(0.75)%
Operating expenses excluding reimbursement/waiver	1.15%	1.14%	1.17%	1.07%	1.05%
Operating expenses including reimbursement/waiver	1.13%	1.14%	1.17%	1.07%	1.05%
PORTFOLIO TURNOVER RATE	45%	51%	62%	38%	66%

(a)	Per share amounts are based upon average shares outstanding.

See Notes to Financial Statements and Financial Highlights.

18	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the years presented

	CLASS A
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$17.59	$13.98	$15.16	$20.18	$12.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.17)	(0.14)	(0.11)	(0.18)	(0.14)
Net realized and unrealized gain/(loss) on investments	1.47	3.75	(0.42)	(1.98)	9.80
Total from Investment Operations	1.30	3.61	(0.53)	(2.16)	9.66

LESS DISTRIBUTIONS:
From capital gains	(0.13)	–	(0.65)	(2.86)	(1.61)
Total Distributions	(0.13)	–	(0.65)	(2.86)	(1.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.17	3.61	(1.18)	(5.02)	8.05
NET ASSET VALUE, END OF PERIOD	$18.76	$17.59	$13.98	$15.16	$20.18

TOTAL RETURN(b)	7.33%	25.82%	(3.68%)	(12.78%)	82.17%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$14,004	$15,136	$9,950	$15,516	$17,618
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.85%)	(0.84%)	(0.80%)	(0.92%)	(0.86%)
Operating expenses excluding reimbursement/waiver	1.80%	2.03%	1.94%	1.73%	1.92%
Operating expenses including reimbursement/waiver	1.35%	1.35%	1.35%	1.35%	1.35%
PORTFOLIO TURNOVER RATE	65%	61%	64%	70%	89%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	19

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the years presented

	CLASS C
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$16.03	$12.82	$14.05	$19.02	$11.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.23)	(0.22)	(0.18)	(0.28)	(0.24)
Net realized and unrealized gain/(loss) on investments	1.35	3.43	(0.40)	(1.83)	9.30
Total from Investment Operations	1.12	3.21	(0.58)	(2.11)	9.06

LESS DISTRIBUTIONS:
From capital gains	(0.13)	–	(0.65)	(2.86)	(1.61)
Total Distributions	(0.13)	–	(0.65)	(2.86)	(1.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.99	3.21	(1.23)	(4.97)	7.45
NET ASSET VALUE, END OF PERIOD	$17.02	$16.03	$12.82	$14.05	$19.02

TOTAL RETURN(b)	6.92%	25.04%	(4.33%)	(13.32%)	80.92%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$25	$25	$38	$186	$246
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.24%)	(1.51%)	(1.42%)	(1.58%)	(1.51%)
Operating expenses excluding reimbursement/waiver	2.19%	2.72%	2.55%	2.38%	2.57%
Operating expenses including reimbursement/waiver	2.00%	2.00%	2.00%	2.00%	2.00%
PORTFOLIO TURNOVER RATE	65%	61%	64%	70%	89%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

20	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the years presented

	INSTITUTIONAL CLASS
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$18.28	$14.49	$15.64	$20.67	$12.37
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.13)	(0.09)	(0.07)	(0.12)	(0.10)
Net realized and unrealized gain/(loss) on investments	1.54	3.88	(0.43)	(2.05)	10.01
Total from Investment Operations	1.41	3.79	(0.50)	(2.17)	9.91

LESS DISTRIBUTIONS:
From capital gains	(0.13)	–	(0.65)	(2.86)	(1.61)
Total Distributions	(0.13)	–	(0.65)	(2.86)	(1.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.28	3.79	(1.15)	(5.03)	8.30
NET ASSET VALUE, END OF PERIOD	$19.56	$18.28	$14.49	$15.64	$20.67

TOTAL RETURN	7.65%	26.16%	(3.40%)	(12.51%)	82.62%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$3,645	$4,400	$3,657	$4,340	$3,658
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.60%)	(0.53%)	(0.51%)	(0.62%)	(0.57%)
Operating expenses excluding reimbursement/waiver	1.54%	1.71%	1.65%	1.42%	1.60%
Operating expenses including reimbursement/waiver	1.05%	1.05%	1.05%	1.05%	1.05%
PORTFOLIO TURNOVER RATE	65%	61%	64%	70%	89%

(a)	Per share amounts are based upon average shares outstanding.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	21

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the years presented

	INVESTOR CLASS
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$17.43	$13.87	$15.05	$20.06	$12.07
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.19)	(0.14)	(0.12)	(0.18)	(0.15)
Net realized and unrealized gain/(loss) on investments	1.47	3.70	(0.41)	(1.97)	9.75
Total from Investment Operations	1.28	3.56	(0.53)	(2.15)	9.60

LESS DISTRIBUTIONS:
From capital gains	(0.13)	–	(0.65)	(2.86)	(1.61)
Total Distributions	(0.13)	–	(0.65)	(2.86)	(1.61)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.15	3.56	(1.18)	(5.01)	7.99
NET ASSET VALUE, END OF PERIOD	$18.58	$17.43	$13.87	$15.05	$20.06

TOTAL RETURN	7.28%	25.67%	(3.75%)	(12.80%)	82.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$861	$795	$824	$689	$638
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.96%)	(0.89%)	(0.87%)	(0.97%)	(0.91%)
Operating expenses excluding reimbursement/waiver	1.91%	1.95%	1.97%	1.71%	1.86%
Operating expenses including reimbursement/waiver	1.40%	1.40%	1.40%	1.40%	1.40%
PORTFOLIO TURNOVER RATE	65%	61%	64%	70%	89%

(a)	Per share amounts are based upon average shares outstanding.

See Notes to Financial Statements and Financial Highlights.

22	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the years presented

	CLASS A
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$22.25	$18.75	$31.99	$51.56	$22.89
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.04)	0.35	0.13	0.84	0.06
Net realized and unrealized gain/(loss) on investments	5.18	3.15	(13.37)	(14.81)	28.61
Total from Investment Operations	5.14	3.50	(13.24)	(13.97)	28.67

LESS DISTRIBUTIONS:
From investment income	(0.56)	–	–	(3.37)	–
From capital gains	–	–	–	(1.37)	–
Tax return of capital	–	–	–	(0.86)	–
Total Distributions	(0.56)	–	–	(5.60)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.58	3.50	(13.24)	(19.57)	28.67
NET ASSET VALUE, END OF PERIOD	$26.83	$22.25	$18.75	$31.99	$51.56

TOTAL RETURN(b)	23.53%	18.67%	(41.40)%	(30.58)%	125.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$18,377	$19,312	$19,949	$43,448	$68,778
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.15)%	1.65%	0.52%	1.70%	0.18%
Operating expenses excluding reimbursement/waiver	1.79%	1.77%	1.82%	1.78%	1.53%
Operating expenses including reimbursement/waiver	1.79%	1.77%	1.82%	1.48%	1.53%
PORTFOLIO TURNOVER RATE	32%	56%	88%	94%	171%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	23

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the years presented

	CLASS C
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$18.01	$15.27	$26.23	$43.35	$19.38
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.16)	0.21	(0.05)	0.40	(0.11)
Net realized and unrealized gain/(loss) on investments	4.17	2.53	(10.91)	(12.11)	24.08
Total from Investment Operations	4.01	2.74	(10.96)	(11.71)	23.97

LESS DISTRIBUTIONS:
From investment income	(0.53)	–	–	(3.27)	–
From capital gains	–	–	–	(1.37)	–
Tax return of capital	–	–	–	(0.77)	–
Total Distributions	(0.53)	–	–	(5.41)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.48	2.74	(10.96)	(17.12)	23.97
NET ASSET VALUE, END OF PERIOD	$21.49	$18.01	$15.27	$26.23	$43.35

TOTAL RETURN(b)	22.75%	17.94%	(41.77)%	(31.05)%	123.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,775	$2,511	$4,521	$12,600	$22,447
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.76)%	1.25%	(0.27)%	0.98%	(0.40)%
Operating expenses excluding reimbursement/waiver	2.44%	2.43%	2.46%	2.43%	2.18%
Operating expenses including reimbursement/waiver	2.44%	2.43%	2.46%	2.13%	2.18%
PORTFOLIO TURNOVER RATE	32%	56%	88%	94%	171%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.

See Notes to Financial Statements and Financial Highlights.

24	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the years presented

	INSTITUTIONAL CLASS
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$23.38	$19.62	$33.38	$53.48	$23.67
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.03 (b)	0.47	0.17	1.00	0.14
Net realized and unrealized gain/(loss) on investments	5.45	3.29	(13.93)	(15.39)	29.67
Total from Investment Operations	5.48	3.76	(13.76)	(14.39)	29.81

LESS DISTRIBUTIONS:
From investment income	(0.58)	–	–	(3.53)	–
From capital gains	–	–	–	(1.37)	–
Tax return of capital	–	–	–	(0.81)	–
Total Distributions	(0.58)	–	–	(5.71)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.90	3.76	(13.76)	(20.10)	29.81
NET ASSET VALUE, END OF PERIOD	$28.28	$23.38	$19.62	$33.38	$53.48

TOTAL RETURN	23.85%	19.16%	(41.21)%	(30.32)%	125.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$19,828	$17,781	$30,063	$86,196	$134,767
RATIOS TO AVERAGE NET ASSETS:
Net Investment income	0.10%	2.09%	0.68%	1.95%	0.39%
Operating expenses excluding reimbursement/waiver	1.53%	1.43%	1.48%	1.44%	1.18%
Operating expenses including reimbursement/waiver	1.53%	1.43%	1.48%	1.13%	1.18%
PORTFOLIO TURNOVER RATE	32%	56%	88%	94%	171%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	25

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the years presented

	INVESTOR CLASS
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$20.87	$17.59	$30.03	$48.76	$21.66
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.06)	0.34	0.10	0.73	0.03
Net realized and unrealized gain/(loss) on investments	4.85	2.94	(12.54)	(13.85)	27.07
Total from Investment Operations	4.79	3.28	(12.44)	(13.12)	27.10

LESS DISTRIBUTIONS:
From investment income	(0.56)	–	–	(3.10)	–
From capital gains	–	–	–	(1.37)	–
Tax return of capital	–	–	–	(1.14)	–
Total Distributions	(0.56)	–	–	(5.61)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.23	3.28	(12.44)	(18.73)	27.10
NET ASSET VALUE, END OF PERIOD	$25.10	$20.87	$17.59	$30.03	$48.76

TOTAL RETURN	23.39%	18.65%	(41.43)%	(30.60)%	125.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$5,741	$6,099	$8,129	$18,881	$31,147
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.24)%	1.71%	0.47%	1.53%	0.11%
Operating expenses excluding reimbursement/waiver	1.89%	1.80%	1.86%	1.81%	1.56%
Operating expenses including reimbursement/waiver	1.89%	1.80%	1.86%	1.51%	1.56%
PORTFOLIO TURNOVER RATE	32%	56%	88%	94%	171%

(a)	Per share amounts are based upon average shares outstanding.

See Notes to Financial Statements and Financial Highlights.

26	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Emerald Growth Fund, Emerald Insights Fund, and Emerald Finance & Banking Innovation Fund (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services - Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the valuation designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’ Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Annual Report | April 30, 2025	27

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of April 30, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$749,452,991	$–	$–	$749,452,991
Mutual Fund	45,971,746	–	–	45,971,746
Short-Term Investment	10,811,197	–	–	10,811,197
TOTAL	$806,235,934	$–	$–	$806,235,934

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$18,352,186	$–	$–	$18,352,186
Short-Term Investment	194,327	–	–	194,327
TOTAL	$18,546,513	$–	$–	$18,546,513

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$43,949,770	$1,595,300	$–	$45,545,070
Warrants	879	–	–	879
Short-Term Investment	288,404	–	–	288,404
TOTAL	$44,239,053	$1,595,300	$–	$45,834,353

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

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Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

For the year ended April 30, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the year ended April 30, 2025.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Foreign dividend income may be subject to foreign withholding taxes (a portion of which may be reclaimable). Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that Fund or share class. All expenses of a Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Expenses that are common to the Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Code, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

Annual Report | April 30, 2025	29

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

3. TAX BASIS INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to equalization, redemption-in-kind transactions, and net operating losses. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

	Distributable earnings	Paid-in Capital
Emerald Growth Fund	$(11,803,790)	$11,803,790
Emerald Insights Fund	(16,842)	16,842
Emerald Finance & Banking Innovation Fund	–	–

Tax Basis of Investments: As of April 30, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation /(Depreciation) of Foreign Currency	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$234,643,671	$(59,796,591)	$–	$174,847,080	$631,388,855
Emerald Insights Fund	7,483,933	(976,986)	–	6,506,947	12,039,566
Emerald Finance & Banking Innovation Fund	13,122,669	(988,185)	2,376	12,136,860	33,699,869

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and passive foreign investment companies (PFICs).

Components of Distributable Earnings: As of April 30, 2025, components of distributable earnings were as follows:

	Emerald Growth Fund	Emerald Insights Fund	Emerald Finance & Banking Innovation Fund
Undistributed ordinary income	$–	$–	$–
Accumulated capital gains/(losses)	17,149,894	1,578,155	(59,067,794)
Net unrealized appreciation on investments	174,847,080	6,506,947	12,136,860
Other cumulative effect of timing differences	(1,591,002)	(70,597)	(44,377)
Total	$190,405,972	$8,014,505	$(46,975,311)

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid for the year ended April 30, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Emerald Growth Fund	$28,023,772	$95,290,028	$–
Emerald Insights Fund	–	150,005	–
Emerald Finance & Banking Innovation Fund	1,103,836	–	–

The tax character of distributions paid for the year ended April 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Emerald Growth Fund	$–	$56,143,187	$–
Emerald Insights Fund	–	–	–
Emerald Finance & Banking Innovation Fund	–	–	–

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Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of April 30, 2025, the Emerald Finance & Banking Innovation Fund elects to carry forward $59,067,794 in short-term capital losses to the next tax year.

During the fiscal year ended April 30, 2025, the Emerald Insights Fund and the Emerald Finance & Banking Innovation Fund utilized capital losses carried forward from the prior fiscal year, in the amount of $320,503 and $5,168,344, respectively.

The Emerald Growth Fund, the Emerald Insights Fund, and the Emerald Finance & Banking Innovation Fund elect to defer late year ordinary losses in the amount of $1,591,002, $70,597, and $44,377, respectively, to the period ending April 30, 2026.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities and in-kind transactions) during the year ended April 30, 2025 was as follows:

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Emerald Growth Fund	$422,939,899	$593,100,821
Emerald Insights Fund	14,536,267	18,012,686
Emerald Finance & Banking Innovation Fund	16,155,104	25,685,270

For the year ended April 30, 2025, the cost of in-kind purchases, proceeds from in-kind sales of securities, and net realized gain/(loss) from in-kind sales of securities was as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold	Net Realized Gain/(Loss)
Emerald Growth Fund	$31,078,469	$35,455,845	$874,761

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchaser’s ownership of the shares. Shares have no pre-emptive rights.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Funds pay the Adviser fees for the services and facilities it provides payable on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets. The management fee is paid on a monthly basis.

Emerald Growth Fund Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Annual Report | April 30, 2025	31

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Emerald Insights Fund Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Finance & Banking Innovation Fund Average Total Net Assets	Contractual Fee
Up to and including $100M	1.00%
Over $100M	0.90%

The Adviser has contractually agreed to limit each Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) set forth to the annual shares (as percentages of a Funds average daily net assets) in the following table for Class A, Class C, Institutional Class, and Investor Class shares.

With respect to the Emerald Finance & Banking Innovation Fund and Emerald Insights Fund, this agreement (the “2025 Expense Agreement”) is in effect from September 1, 2024 through August 31, 2025. The prior expense agreement for the Emerald Finance & Banking Innovation Fund and Emerald Insights Fund was in effect from September 1, 2023 through August 31, 2024.

With respect to the Emerald Growth Fund, this agreement (this agreement, together with the 2025 Expense Agreement, the “Expense Agreements”) is in effect from October 30, 2024 through August 31, 2026. Prior expense agreements for the Emerald Growth Fund were in effect from September 1, 2024 through October 29, 2024 and from September 1, 2023 through August 31, 2024.

The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreements to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Expense Agreements; provided, however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were deferred. The Adviser may not discontinue these waivers, prior to the expiration of their terms, without the approval by the Funds’ Board, for all Funds. Fees waived/reimbursed by the Adviser for the year ended April 30, 2025 are disclosed in the Statements of Operations.

In addition, the Adviser has contractually agreed to waive and/or reimburse the Fund’s Class A, Class C, Institutional Class and Investor Class shares of the Emerald Growth Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. This waiver is effective as of October 30, 2024, and shall continue until modified or discontinued by the Board of Trustees of the Trust. See Statement of Operations for amount of fees waived by Advisor.

Emerald Growth Fund
Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Emerald Insights Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.05%	1.40%

Emerald Finance & Banking Innovation Fund
Class A	Class C	Institutional Class	Investor Class
1.84%	2.49%	1.54%	1.89%

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Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

For the year ended April 30, 2025, the fee waivers/reimbursements and recoupments of past waived fees were as follows:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Emerald Insights Fund
Class A	$84,609	$–
Class C	145	–
Institutional Class	24,360	–
Investor Class	4,737	–
Emerald Finance & Banking Innovation Fund
Class A	$45	$–
Class C	86	–
Institutional Class	32	–
Investor Class	13	–

As of April 30, 2025, the balances of recoupable expenses for the Emerald Insights Fund were as follows:

Fund	Expires 2026	Expires 2027	Expires 2028	Total
Emerald Insights Fund
Class A	$76,343	$82,962	$84,609	$243,914
Class C	395	185	145	725
Institutional Class	23,577	27,407	24,360	75,344
Investor Class	4,394	4,879	4,737	14,010

Fund	Expires 2028
Emerald Finance & Banking Fund
Class A	$45
Class C	86
Institutional Class	32
Investor Class	13

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Annual Report | April 30, 2025	33

Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b-1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit each Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund, has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, a Fund is authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Fees recaptured pursuant to the Shareholder Services Plan for the year ended April 30, 2025, are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Trustees

The fees and expenses of the Trustees of the Board are presented in the Statements of Operations for the year ended April 30, 2025.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Emerald Growth Fund during the year ended April 30, 2025. The Emerald Insights Fund and the Emerald Finance & Banking Innovation Fund had no transactions with affiliates during the year ended April 30, 2025.

SECURITY NAME	FAIR VALUE AS OF APRIL 30, 2024	PURCHASES	SALES	CHANGE IN UNREALIZED GAIN/(LOSS)	REALIZED GAIN/(LOSS)	FAIR VALUE AS OF APRIL 30, 2025	SHARE BALANCE AS OF APRIL 30, 2025	DIVIDENDS
F/m Emerald Life Sciences Innovation ETF	$–	$31,078,469	$–	$14,893,277	$–	$45,971,746	1,997,035	$–
Total	$–	$31,078,469	$–	$14,893,277	$–	$45,971,746	1,997,035	$–

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Board of the Trust, based upon the recommendation the Adviser of the Funds, approved on April 17, 2025, the proposed reorganization of each Fund into the series of The RBB Fund, Inc. (each, a “New Fund”) identified in the table below, subject in each case to the approval of the shareholders of the relevant existing Fund (each, a “Reorganization”). Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.

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Emerald Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Fund	New Fund
Emerald Finance and Banking Innovation Fund	Emerald Banking & Finance Evolution Fund
Emerald Growth Fund	Emerald Growth Fund
Emerald Insights Fund	F/m Emerald Special Situations ETF

The Board also approved an Agreement and Plan of Reorganization with respect to the Emerald Growth Fund and Emerald Finance and Banking Innovation Fund that provides that each such Fund will transfer all of its assets to the corresponding New Fund, in exchange solely for (1) the number of the corresponding New Fund shares equivalent in value to shares of the applicable Fund outstanding immediately prior to the closing date of the Reorganization, and (2) the New Fund’s assumption of all of the corresponding Fund’s liabilities, followed by a distribution of those shares to the relevant Fund’s shareholders so that the relevant Fund’s shareholders receive shares of the corresponding New Fund equivalent in value to the shares of the relevant Fund held by such shareholder on the closing date of the applicable Reorganization.

With respect to the Emerald Insights Fund, the Board approved an Agreement and Plan of Reorganization that provides that the Emerald Insights Fund (1) will recapitalize so that it has a single class of shares outstanding and so that each holder of that single class of shares holds shares of that single class immediately after the recapitalization with an aggregate value equal to the aggregate value of any shares of the Emerald Insights Fund held immediately prior to the recapitalization, and (2) following the recapitalization, shall redeem all fractional shares of the Emerald Insights Fund outstanding. After the recapitalization and redemption of all fractional shares, the Emerald Insights Fund will transfer all of its assets to the corresponding New Fund, in exchange solely for (1) the number of the New Fund shares equivalent in value to shares of the Emerald Insights Fund outstanding immediately prior to the closing date of the Reorganization, and (2) the New Fund’s assumption of all of the Emerald Insights Fund’s liabilities, followed by a distribution of those shares to the Emerald Insights Fund’s shareholders so that the Fund’s shareholders receive shares of the corresponding New Fund equivalent in value to the shares of the Emerald Insights Fund held by such shareholder on the closing date of the Reorganization.

The Trust will hold shareholder meetings on or about July 29, 2025, as may be adjourned, at which shareholders of the Funds as of June 10, 2025 will be asked to consider and vote on the applicable Plan of Reorganization. If shareholders of each Fund approve the Reorganization with respect to that Fund, the Reorganizations are expected to take effect on or around August 1, 2025.

Annual Report | April 30, 2025	35

Emerald Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Emerald Funds, comprising Emerald Growth Fund, Emerald Insights Fund, and Emerald Finance & Banking Innovation Fund (the “Funds”), each a series of Financial Investors Trust, as of April 30, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 27, 2025

36	www.emeraldmutualfunds.com

Emerald Funds	Tax Designation

April 30, 2025 (Unaudited)

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Qualified Dividend Income (QDI)	Dividends Received Deduction (DRD)
Emerald Growth Fund	8.07%	7.97%
Emerald Insights Fund	0.00%	0.00%
Emerald Finance and Banking Innovative Fund	75.13%	72.31%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Emerald Growth Fund, the Emerald Insights Fund, and the Emerald Finance & Banking Innovative Fund designated $95,290,028, $150,005, and $0 respectively, as long-term capital gain dividends.

Annual Report | April 30, 2025	37

Emerald Funds	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

38	www.emeraldmutualfunds.com

Emerald Funds	Proxy Disclosures for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

Annual Report | April 30, 2025	39

Emerald Funds	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

April 30, 2025 (Unaudited)

The remuneration paid to directors, officers, and others is included as part of the Statement of Operations of this Report.

40	www.emeraldmutualfunds.com

Emerald Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

On March 11, 2025, the Trustees met in person to discuss, among other things, the renewal of the Investment Advisory Agreement between Emerald Mutual Fund Advisers Trust (“Emerald”) and the Trust, with respect to the Emerald Finance & Banking Innovation Fund, the Emerald Growth Fund, and the Emerald Insights Fund (each an “Emerald Fund” and together the “Emerald Funds”), dated October 1, 2018 (the “Emerald Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Emerald Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Emerald Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Trust, on behalf of the Emerald Funds, to Emerald of 1.00% of the Emerald Finance and Banking Innovation Fund’s daily average net assets up to and including $100 million and 0.90% in excess of $100 million and, for each of the other Funds, 0.75% of the daily average net assets up to and including $250 million, 0.65% in excess of $250 million and up to and including $500 million, 0.55% in excess of $500 million and up to and including $750 million, and 0.45% in excess of $750 million, in light of the extent and quality of the advisory services provided by Emerald to the Emerald Funds.

The Board received and considered information including a comparison of each of the Emerald Fund’s contractual advisory fees with those of funds in the expense peer group of comparable funds provided by an independent provider of investment company data (the “Data Provider”). With respect to the Emerald Growth Fund, the Trustees noted that the contractual advisory fee rate for each share class was lower than the Data Provider peer group median. With respect to the Emerald Finance and Banking Innovation Fund, the Trustees noted that the contractual advisory fee rate for each share class was higher than the Data Provider peer group median. With respect to the Emerald Insights Fund, the Trustees noted that the contractual advisory fee rate was higher the Data Provider peer group median for the Institutional Class, Investor Class, and Class C share classes and lower than the Data Provider peer group median for the Class A share class.

Total Net Expense Ratios: The Trustees further reviewed and considered that the total net expense ratio of each class of the Emerald Finance & Banking Innovation Fund was higher than the Data Provider peer group median, the total net expense ratio of each class of the Emerald Insights Fund was higher than the Data Provider peer group median, except for Class A share class, which had a total net expense ratio equal to the Data provider peer group median, and that the total net expense ratio of each class of the Emerald Growth Fund was lower than the Data Provider peer group median.

Nature, Extent, and Quality of the Services under the Emerald Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Emerald Funds under the Emerald Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Emerald in its presentation, including its Form ADV.

The Trustees reviewed and considered Emerald’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by Emerald and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by Emerald, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Emerald Funds.

The Trustees considered the background and experience of Emerald’s management in connection with the Emerald Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Emerald Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Emerald’s Code of Ethics.

Performance: The Trustees reviewed performance information for the Institutional Class, Class A, Class C, and Investor Class shares of the Emerald Insights Fund, Emerald Growth Fund, and Emerald Finance and Banking Innovation Fund for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, ended December 31, 2024, including a comparison of each Emerald Fund’s performance to the performance of a group of comparable funds selected by the Data Provider.

The Trustees noted that each class of the Emerald Finance and Banking Innovation Fund had underperformed the Data Provider peer group median over each of the periods.

The Trustees noted that each class of the Emerald Growth Fund had outperformed the Data provider peer group median over the one-year, three-year, five-year, and since inception periods, and with respect to the ten-year period, the Class C shares outperformed the Data Provider peer group median, the Institutional Class shares underperformed the Data Provider peer group median, and the Class A and the Investor Class shares had performance equal to the Data Provider peer group median.

The Trustees noted that each class of the Emerald Insights Fund had outperformed the Data Provider peer group median over the five-year period; the Class A share class had performance equal to the Data Provider peer group median and the Class C, Institutional Class, and Investor Class share

Annual Report | April 30, 2025	41

Emerald Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

classes had underperformed the Data Provider peer group median over the one-year period; the Class A, Institutional Class, and Investor Class share classes had outperformed the Data Provider peer group median over the three-year, ten-year and since inception periods; the Class C share class had performance equal to the Data Provider peer group median over the three-year period; and the Class C share class had underperformed the Data Provider peer group median for the ten-year and since inception periods.

The Trustees also considered Emerald’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by Emerald regarding fees charged to its other clients utilizing a strategy similar to that employed by one or more of the Emerald Funds.

Profitability: The Trustees received and considered a profitability analysis prepared by Emerald based on the fees payable under the Emerald Investment Advisory Agreement.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Emerald Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Emerald from its relationship with the Emerald Funds, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	With respect to the Emerald Growth Fund, the Trustees noted that the contractual advisory fee rate, for each share class, was lower than the Data Provider peer group median. With respect to the Emerald Finance and Banking Innovation Fund, the Trustees noted that the contractual advisory fee rate, for each share class, was higher than the Data Provider peer group median. With respect to the Emerald Insights Fund, the Trustees noted that the contractual advisory fee rate was higher the Data Provider peer group median for the Institutional Class, Investor Class, and Class C share classes and lower than the Data Provider peer group median for the Class A share class.

●	The total net expense ratio of each class of the Emerald Finance and Banking Innovation Fund was higher than the Data Provider peer group median, the total net expense ratio of each class of the Emerald Insights Fund was higher than the Data Provider peer group median, except for the Class A share class, which was equal to the Data provider peer group median, and that the total net expense ratio of each class of the Emerald Growth Fund was lower than the Data Provider peer group median.

●	The nature, extent, and quality of services rendered by Emerald under the Emerald Investment Advisory Agreement with respect to each Emerald Fund were adequate.

●	Each Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2024, as applicable, was adequate;.

●	Bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Emerald’s other clients employing a comparable strategy to one or more of the Emerald Funds were not indicative of any unreasonableness with respect to the advisory fee payable to Emerald by the Funds.

●	The profit, if any, realized by Emerald in connection with the operation of any of the Emerald Funds is not unreasonable.

●	With respect to possible economies of scale, the Board noted the existence of advisory fee breakpoints for each Emerald Fund, which operate generally to share any economies of scale with a Fund’s shareholders by reducing a Fund’s effective advisory fees as the Fund grows in size, and that the Expense Limitation Agreement between Emerald and the Trust, on behalf of each Emerald Fund limits costs to shareholders and provides a means of sharing potential economies of scale with the each Fund’s shareholders.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Emerald’s compensation for investment advisory services is consistent with the best interests of each of the Emerald Funds and their shareholders.

42	www.emeraldmutualfunds.com

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

EMERALD MUTUAL FUNDS
P.O. Box 219623
Kansas City, MO 64121
(855) 828-9909
www.emeraldmutualfunds.com

INVESTMENT ADVISER:
Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Must be accompanied by or proceeded by a Prospectus.

The Emerald Mutual Funds are distributed by ALPS Distributors, Inc.

SEAFARER FUNDS®

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

April 30, 2025

Seafarer Overseas Growth and Income Fund

Institutional Class SIGIX
Investor Class SFGIX
Retail Class SFGRX

Seafarer Overseas Value Fund

Institutional Class SIVLX
Investor Class SFVLX
Retail Class SFVRX

Schedules of Investments	1
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	18
Notes to Financial Statements and Financial Highlights	30
Report of Independent Registered Public Accounting Firm	43
Tax Designations	44
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	45
Proxy Disclosures for Open-End Management Investment Companies	46
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	47
Statement Regarding Basis for Approval of Investment Advisory Contract	48

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2025

	Currency	Shares	Value (Note 2)
COMMON STOCKS (96.8%)
Belgium (2.2%)
Anheuser-Busch InBev SA, ADR	USD	980,000	$64,493,800

Total Belgium			64,493,800

Brazil (9.2%)
Ambev SA, ADR	USD	28,000,000	70,840,000
Itau Unibanco Holding SA, ADR	USD	10,725,000	67,674,750
Odontoprev SA	BRL	8,600,000	16,184,242
Raia Drogasil SA	BRL	15,369,500	53,568,401
XP, Inc., ADR	USD	3,899,000	62,773,900

Total Brazil			271,041,293

China / Hong Kong (15.2%)
Alibaba Group Holding, Ltd.	HKD	4,140,000	61,810,329
China Foods, Ltd.	HKD	100,314,000	40,089,164
DFI Retail Group Holdings, Ltd.	USD	15,249,000	38,490,641
Hongkong Land Holdings, Ltd.	USD	16,100,000	78,793,432
Jardine Matheson Holdings, Ltd.	USD	1,685,155	74,880,006
Pacific Basin Shipping, Ltd.	HKD	197,000,000	44,171,654
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	CNY	1,500,000	45,365,857
Want Want China Holdings, Ltd.	HKD	50,000,000	32,720,712
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	22,000,000	31,846,401

Total China / Hong Kong			448,168,196

Czech Republic (1.8%)
Moneta Money Bank AS	CZK	8,763,000	54,168,760

Total Czech Republic			54,168,760

France (2.6%)
Hermes International SCA	EUR	27,700	76,179,906

Total France			76,179,906

Hungary (3.1%)
Richter Gedeon Nyrt	HUF	3,000,000	90,985,883

Total Hungary			90,985,883

Annual Report – April 30, 2025	1

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2025

	Currency	Shares	Value (Note 2)
India (9.0%)
Computer Age Management Services, Ltd.	INR	947,397	$43,686,222
L&T Technology Services, Ltd.	INR	1,564,500	78,605,928
Petronet LNG, Ltd.	INR	12,950,000	48,078,372
Tata Motors, Ltd.	INR	3,000,000	22,862,102
UPL, Ltd.	INR	9,200,000	72,962,449

Total India			266,195,073

Indonesia (2.5%)
Bank Central Asia Tbk PT	IDR	141,200,000	75,074,715

Total Indonesia			75,074,715

Mexico (5.5%)
Becle SAB de CV	MXN	33,980,000	39,281,334
Grupo Financiero Banorte SAB de CV, Class O	MXN	6,000,000	51,446,929
Wal-Mart de Mexico SAB de CV	MXN	22,142,000	70,150,300

Total Mexico			160,878,563

Peru (1.9%)
Credicorp, Ltd.	USD	271,000	54,793,490

Total Peru			54,793,490

Poland (0.8%)
CD Projekt SA	PLN	371,500	23,003,358

Total Poland			23,003,358

Qatar (2.1%)
Qatar Gas Transport Co., Ltd.	QAR	49,313,950	62,018,285

Total Qatar			62,018,285

Singapore (7.3%)
DBS Group Holdings, Ltd.	SGD	2,275,000	73,912,961
Singapore Exchange, Ltd.	SGD	6,772,000	74,497,828
Venture Corp., Ltd.	SGD	7,500,000	66,577,634

Total Singapore			214,988,423

2	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2025

	Currency	Shares	Value (Note 2)
South Africa (2.2%)
Sanlam, Ltd.	ZAR	14,000,000	$63,742,670

Total South Africa			63,742,670

South Korea (16.5%)
Hyundai Mobis Co., Ltd.	KRW	955,000	179,261,782
Innocean Worldwide, Inc.	KRW	1,278,497	16,386,125
NAVER Corp.	KRW	212,250	29,864,766
Samsung Biologics Co., Ltd.(a)	KRW	143,700	106,347,938
Samsung C&T Corp.	KRW	200,000	17,211,877
Samsung Electronics Co., Ltd.	KRW	2,500,000	97,543,846
Samsung SDI Co., Ltd.	KRW	310,000	38,387,499

Total South Korea			485,003,833

Taiwan (7.3%)
Accton Technology Corp.	TWD	4,000,000	74,505,344
Advantech Co., Ltd.	TWD	4,800,000	50,285,617
Novatek Microelectronics Corp.	TWD	5,535,000	90,017,086

Total Taiwan			214,808,047

Thailand (2.7%)
Bangkok Dusit Medical Services PCL, Class F	THB	56,500,000	40,518,197
Siam Cement PCL	THB	8,490,000	40,567,932

Total Thailand			81,086,129

United Arab Emirates (1.2%)
National Central Cooling Co. PJSC	AED	48,197,777	34,339,694

Total United Arab Emirates			34,339,694

United Kingdom (1.6%)
Mondi PLC	GBP	3,115,732	47,293,906

Total United Kingdom			47,293,906

Vietnam (2.1%)
PetroVietnam Gas JSC	VND	11,394,000	25,637,540

Annual Report – April 30, 2025	3

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2025

	Currency	Shares	Value (Note 2)
Vietnam (continued)
Vietnam Dairy Products JSC	VND	17,050,000	$37,765,045

Total Vietnam			63,402,585

TOTAL COMMON STOCKS
(Cost $2,761,446,670)			2,851,666,609

PREFERRED STOCKS (0.9%)
South Korea (0.9%)
Samsung Electronics Co., Ltd.	KRW	775,000	25,583,258

Total South Korea			25,583,258

TOTAL PREFERRED STOCKS
(Cost $38,669,006)			25,583,258

	Currency	Shares	Value
RIGHTS AND WARRANTS (0.3%)
India (0.2%)
UPL, Ltd.	INR	1,150,000	6,156,066
			6,156,066
South Korea (0.1%)
Samsung SDI Co., Ltd.	KRW	43,838	1,062,412
			1,062,412
TOTAL RIGHTS AND WARRANTS
(Cost $2,365,613)			7,218,478

TOTAL INVESTMENTS
(Cost $2,802,481,289) (98.0%)			$2,884,468,345

Cash and Other Assets, Less Liabilities (2.0%)			59,486,584
NET ASSETS (100.0%)			$2,943,954,929

(a)	Non-income producing security.

ADR  American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah

4	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Schedule of Investments

April 30, 2025

INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
PLN	-	Poland Zloty
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)

Advertising & Marketing	0.6%
Asset Management	4.3%
Automobiles	8.2%
Banks	12.8%
Beverages	7.3%
Biotechnology & Pharmaceuticals	6.7%
Chemicals	2.7%
Construction Materials	1.4%
Containers & Packaging	1.6%
E-Commerce Discretionary	2.1%
Electric Utilities	1.2%
Engineering & Construction	3.2%
Entertainment Content	0.8%
Food Products	2.4%
Health Care Facilities & Services	1.4%
Institutional Financial Services	2.5%
Insurance	0.5%
Internet Media & Services	1.0%
Medical Equipment & Devices	1.5%
Oil & Gas Producers	2.5%
Real Estate Owners & Developers	2.7%
Retail - Consumer Staples	5.5%
Retail - Discretionary	2.5%
Semiconductors	3.1%
Specialty Finance	1.5%
Technology Hardware	10.7%
Textiles, Apparel & Luxury Goods	2.6%
Transportation & Logistics	3.6%
Wholesale - Discretionary	1.1%
Cash and Other Assets, Less Liabilities	2.0%
Total Net Assets	100.0%

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2025	5

Seafarer Overseas Value Fund	Schedule of Investments

April 30, 2025

	Currency	Shares	Value (Note 2)
COMMON STOCKS (89.5%)
Belgium (2.6%)
Anheuser-Busch InBev SA, ADR	USD	39,000	$2,566,590

Total Belgium			2,566,590

Brazil (10.4%)
Ambev SA, ADR	USD	1,069,000	2,704,570
Itau Unibanco Holding SA, ADR	USD	466,400	2,942,984
Odontoprev SA	BRL	1,000,000	1,881,889
XP, Inc., ADR	USD	172,000	2,769,200

Total Brazil			10,298,643

China / Hong Kong (26.6%)
China Foods, Ltd.	HKD	6,603,000	2,638,802
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,688,164
DFI Retail Group Holdings, Ltd.	USD	1,139,000	2,874,998
First Pacific Co., Ltd.	HKD	5,090,000	3,424,898
Hongkong Land Holdings, Ltd.	USD	745,000	3,646,031
Jardine Matheson Holdings, Ltd.	USD	67,475	2,998,257
Melco International Development, Ltd.	HKD	5,201,000	2,154,781
Pacific Basin Shipping, Ltd.	HKD	9,211,000	2,065,305
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,364,223
Shangri-La Asia, Ltd.	HKD	4,392,000	2,457,744

Total China / Hong Kong			26,313,203

Czech Republic (3.4%)
Moneta Money Bank AS	CZK	546,000	3,375,116

Total Czech Republic			3,375,116

Georgia (8.2%)
Georgia Capital PLC	GBP	203,174	4,401,863
Lion Finance Group PLC	GBP	46,000	3,689,776

Total Georgia			8,091,639

India (5.5%)
Petronet LNG, Ltd.	INR	620,000	2,301,822
Tata Motors, Ltd.	INR	99,000	754,449
UPL, Ltd.	INR	295,000	2,339,557

Total India			5,395,828

6	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Schedule of Investments

April 30, 2025

	Currency	Shares	Value (Note 2)
Mexico (3.8%)
Coca-Cola Femsa SAB de CV, ADR	USD	22,000	$2,070,860
Grupo Financiero Banorte SAB de CV, Class O	MXN	192,000	1,646,302

Total Mexico			3,717,162

Peru (2.9%)
Credicorp, Ltd.	USD	14,000	2,830,660

Total Peru			2,830,660

Qatar (2.7%)
Qatar Gas Transport Co., Ltd.	QAR	2,160,000	2,716,462

Total Qatar			2,716,462

Singapore (3.8%)
Genting Singapore, Ltd.	SGD	3,020,000	1,712,544
Wilmar International, Ltd.	SGD	859,000	2,014,766

Total Singapore			3,727,310

South Korea (5.6%)
Innocean Worldwide, Inc.	KRW	160,000	2,050,674
Samsung C&T Corp.	KRW	24,000	2,065,425
Samsung SDI Co., Ltd.	KRW	11,600	1,436,435

Total South Korea			5,552,534

Thailand (1.3%)
Siam Cement PCL	THB	271,000	1,294,925

Total Thailand			1,294,925

United Arab Emirates (7.2%)
Emaar Properties PJSC	AED	974,000	3,480,349
Fertiglobe PLC	AED	2,810,000	1,738,714
National Central Cooling Co. PJSC	AED	2,661,137	1,895,993

Total United Arab Emirates			7,115,056

United Kingdom (2.3%)
Mondi PLC	GBP	148,912	2,260,345

Total United Kingdom			2,260,345

Annual Report – April 30, 2025	7

Seafarer Overseas Value Fund	Schedule of Investments

April 30, 2025

	Currency	Shares	Value (Note 2)
Uruguay (1.5%)
Arcos Dorados Holdings, Inc., ADR	USD	200,000	$1,530,000

Total Uruguay			1,530,000

Vietnam (1.7%)
PetroVietnam Technical Services Corp.	VND	1,673,080	1,647,024

Total Vietnam			1,647,024

TOTAL COMMON STOCKS
(Cost $81,442,722)			88,432,497

PREFERRED STOCKS (0.1%)
South Korea (0.1%)
Samsung C&T Corp.	KRW	1,800	113,867

Total South Korea			113,867

TOTAL PREFERRED STOCKS
(Cost $184,192)			113,867

	Currency	Shares	Value
RIGHTS AND WARRANTS (0.2%)
India (0.2%)
UPL, Ltd.	INR	36,875	197,396
			197,396
South Korea (0.0%)
Samsung SDI Co., Ltd.	KRW	1,640	39,745
			39,745
TOTAL RIGHTS AND WARRANTS
(Cost $75,854)			237,141

TOTAL INVESTMENTS
(Cost $81,702,768) (89.8%)			$88,783,505

Cash and Other Assets, Less Liabilities (10.2%)			10,035,820
NET ASSETS (100.0%)			$98,819,325

ADR	American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound

8	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Schedule of Investments

April 30, 2025

HKD	-	Hong Kong Dollar
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)

Advertising & Marketing	2.1%
Asset Management	7.3%
Automobiles	2.3%
Banks	14.7%
Beverages	10.1%
Chemicals	4.3%
Commercial Support Services	1.4%
Construction Materials	1.3%
Containers & Packaging	2.3%
Electric Utilities	4.6%
Engineering & Construction	2.2%
Food	5.5%
Insurance	1.9%
Leisure Facilities & Services	7.9%
Oil & Gas Producers	2.3%
Oil & Gas Services & Equipment	1.7%
Real Estate Owners & Developers	7.2%
Retail - Consumer Staples	2.9%
Retail - Discretionary	3.0%
Transportation & Logistics	4.8%
Cash and Other Assets, Less Liabilities	10.2%
Total Net Assets	100.0%

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2025	9

Seafarer Funds	Statements of Assets and Liabilities

April 30, 2025

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
ASSETS:
Investments, at value	$2,884,468,345	$88,783,505
Cash	49,196,951	9,045,308
Foreign currency, at value (Cost $413,271 and $–, respectively)	413,414	–
Receivable for investments sold	5,613,440	–
Receivable for shares sold	1,535,077	347,835
Interest and dividends receivable	13,469,597	853,239
Prepaid expenses and other assets	4,213	4,222
Total Assets	2,954,701,037	99,034,109
LIABILITIES:
Foreign capital gains tax	5,505,801	68,298
Administrative fees payable	201,645	15,765
Shareholder service plan fees payable	311,252	7,404
Payable for shares redeemed	2,277,128	3,500
Investment advisory fees payable	1,670,861	26,468
Payable for chief compliance officer fees	10,034	10,070
Trustee fees and expenses payable	64,990	1,961
Payable for principal financial officer fees	3,097	3,097
Audit and tax fees payable	24,300	20,940
Accrued expenses and other liabilities	677,000	57,281
Total Liabilities	10,746,108	214,784
NET ASSETS	$2,943,954,929	$98,819,325
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$2,924,135,178	$88,930,397
Total distributable earnings	19,819,751	9,888,928
NET ASSETS	$2,943,954,929	$98,819,325
INVESTMENTS, AT COST	$2,802,481,289	$81,702,768
PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$12.54	$14.17
Net Assets	$2,810,363,039	$98,096,571
Shares of beneficial interest outstanding	224,138,960	6,923,118
Investor Class:
Net Asset Value, offering and redemption price per share	$12.45	$14.11
Net Assets	$125,487,464	$500,405
Shares of beneficial interest outstanding	10,076,326	35,460
Retail Class:
Net Asset Value, offering and redemption price per share	$12.44	$14.10
Net Assets	$8,104,426	$222,349
Shares of beneficial interest outstanding	651,414	15,772

See Notes to Financial Statements and Financial Highlights.

10	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Statements of Operations

 Year Ended April 30, 2025

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
INVESTMENT INCOME:
Dividends	$108,399,540	$4,401,775
Foreign taxes withheld	(7,309,265)	(149,736)
Interest and other income	2,671,275	121,179
Total investment income	103,761,550	4,373,218
EXPENSES:
Investment advisory fees (Note 7)	23,271,090	679,507
Administrative and transfer agency fees	731,376	84,099
Trustee fees and expenses	258,688	7,527
Registration/filing fees	160,792	70,902
Shareholder service plan fees
Institutional Class	1,468,879	41,525
Investor Class	233,869	–
Retail Class	1,129	36
Recoupment of previously waived fees (Note 7)
Institutional Class	–	9,555
Investor Class	–	666
Legal fees	88,798	2,434
Audit and tax fees	34,125	30,672
Reports to shareholders and printing fees	203,962	20,462
Distribution and service fees
Retail Class	1,603	219
Custody fees	1,568,434	79,165
Chief compliance officer fees	30,714	30,714
Principal financial officer fees	5,657	5,657
Insurance expense	84,671	2,145
Miscellaneous	46,589	5,652
Total expenses	28,190,376	1,070,937
Less fees waived/reimbursed by investment adviser (Note 7)
Institutional Class	–	(82,301)
Investor Class	–	(226)
Retail Class	–	(40)
Total net expenses	28,190,376	988,370
NET INVESTMENT INCOME:	75,571,174	3,384,848
Net realized gain on investments	26,605,902	3,186,866
Net realized loss on foreign capital gains tax	(482,679)	(63,820)
Net realized loss on foreign currency transactions	(983,704)	(19,532)
Net realized gain	25,139,519	3,103,514
Net change in unrealized appreciation/(depreciation) on investments	76,792,678	(2,363,580)

Annual Report – April 30, 2025	11

Seafarer Funds	Statements of Operations

Year Ended April 30, 2025

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	147,487	3,553
Net change in unrealized foreign capital gains tax	(2,234,879)	(1,576)

Net change in unrealized appreciation/(depreciation)	74,705,286	(2,361,603)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	99,844,805	741,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,415,979	$4,126,759

See Notes to Financial Statements and Financial Highlights.

12	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2025(a)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$75,571,174	$73,808,573
Net realized gain	25,139,519	35,486,396
Net change in unrealized appreciation	74,705,286	28,988,972
Net increase in net assets resulting from operations	175,415,979	138,283,941
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total amount of distribution
Institutional Class	(98,627,698)	(53,027,348)
Investor Class	(5,545,365)	(3,985,105)
Retail Class	(5,134)	–
Net decrease in net assets from distributions	(104,178,197)	(57,012,453)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	923,059,815	1,495,475,725
Investor Class	23,114,742	64,618,280
Retail Class	7,988,983	–
Dividends reinvested
Institutional Class	70,513,880	35,970,821
Investor Class	5,520,034	3,902,532
Retail Class	5,134	–
Shares redeemed
Institutional Class	(1,395,207,556)	(509,923,673)
Investor Class	(129,371,842)	(27,801,968)
Retail Class	(75,109)	–
Net increase/(decrease) in net assets derived from beneficial interest transactions	(494,451,919)	1,062,241,717
Net increase/(decrease) in net assets	(423,214,137)	1,143,513,205
NET ASSETS:
Beginning of period	3,367,169,066	2,223,655,861
End of period	$2,943,954,929	$3,367,169,066

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2025	13

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2025(a)	Year Ended April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	75,720,624	122,458,199
Distributions reinvested	5,825,240	2,968,731
Redeemed	(114,564,428)	(41,999,961)
Net increase/(decrease) in shares outstanding	(33,018,564)	83,426,969
Investor Class
Sold	1,920,580	5,246,848
Distributions reinvested	459,185	324,749
Redeemed	(10,833,335)	(2,303,588)
Net increase/(decrease) in shares outstanding	(8,453,570)	3,268,009
Retail Class
Sold	657,387	–
Distributions reinvested	427	–
Redeemed	(6,400)	–
Net increase in shares outstanding	651,414	–

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

14	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2025(a)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$3,384,848	$3,184,723
Net realized gain/(loss)	3,103,514	(131,818)
Net change in unrealized appreciation/(depreciation)	(2,361,603)	4,109,436
Net increase in net assets resulting from operations	4,126,759	7,162,341
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total amount of distribution
Institutional Class	(3,666,783)	(2,688,235)
Investor Class	(26,464)	(18,843)
Retail Class	(6,042)	–
Net decrease in net assets from distributions	(3,699,289)	(2,707,078)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	20,954,063	21,899,067
Investor Class	20,844	57,787
Retail Class	212,037	–
Dividends reinvested
Institutional Class	3,657,551	2,680,921
Investor Class	23,287	16,557
Retail Class	6,042	–
Shares redeemed
Institutional Class	(23,467,346)	(12,637,625)
Investor Class	(215,316)	(20,506)
Retail Class	(1,027)	–
Net increase in net assets derived from beneficial interest transactions	1,190,135	11,996,201
Net increase in net assets	1,617,605	16,451,464
NET ASSETS:
Beginning of period	97,201,720	80,750,256
End of period	$98,819,325	$97,201,720

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

Annual Report – April 30, 2025	15

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	Year Ended April 30, 2025(a)	Year Ended April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	1,532,237	1,592,946
Distributions reinvested	275,418	197,127
Redeemed	(1,721,192)	(922,678)
Net increase in shares outstanding	86,463	867,395
Investor Class
Sold	1,517	4,205
Distributions reinvested	1,760	1,221
Redeemed	(16,614)	(1,469)
Net increase/(decrease) in shares outstanding	(13,337)	3,957
Retail Class
Sold	15,391	–
Distributions reinvested	457	–
Redeemed	(75)	–
Net increase in shares outstanding	15,773	–

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.

See Notes to Financial Statements and Financial Highlights.

16	(855) 732-9220 seafarerfunds.com

Page Intentionally Left Blank

Seafarer Overseas Growth and Income Fund

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(b)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE

(a)	Calculated using the average shares method.

(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

18	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the years presented

Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
$12.22	$11.77	$12.13	$15.39	$10.36

0.29	0.32	0.26	0.35	0.20
0.42	0.40	(0.28)	(2.44)	5.16
0.71	0.72	(0.02)	(2.09)	5.36

(0.39)	(0.27)	(0.21)	(0.29)	(0.18)
–	–	(0.13)	(0.88)	(0.15)
(0.39)	(0.27)	(0.34)	(1.17)	(0.33)
0.32	0.45	(0.36)	(3.26)	5.03
$12.54	$12.22	$11.77	$12.13	$15.39

5.94%	6.14%	(0.03%)	(14.41%)	52.28%

$2,810,363	$3,142,235	$2,045,090	$1,679,354	$1,827,624

0.87%	0.85%	0.90%	0.91%	0.92%
0.87%	0.85%	0.90%	0.91%	0.92%
2.35%	2.60%	2.22%	2.46%	1.47%
16%	5%	22%	16%	47%

Annual Report – April 30, 2025	19

Seafarer Overseas Growth and Income Fund

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(b)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE

(a)	Calculated using the average shares method.

(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

20	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the years presented

Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
$12.14	$11.70	$12.06	$15.31	$10.31

0.28	0.31	0.24	0.33	0.18
0.41	0.39	(0.27)	(2.42)	5.14
0.69	0.70	(0.03)	(2.09)	5.32

(0.38)	(0.26)	(0.20)	(0.28)	(0.17)
–	–	(0.13)	(0.88)	(0.15)
(0.38)	(0.26)	(0.33)	(1.16)	(0.32)
0.31	0.44	(0.36)	(3.25)	5.00
$12.45	$12.14	$11.70	$12.06	$15.31
5.81%	6.01%	(0.13%)	(14.48%)	52.15%

$125,487	$224,934	$178,566	$197,523	$228,690

0.97%	0.96%	1.00%	1.00%	1.02%
0.97%	0.96%	1.00%	1.00%	1.02%
2.29%	2.53%	2.05%	2.33%	1.35%
16%	5%	22%	16%	47%

Annual Report – April 30, 2025	21

Seafarer Overseas Growth and Income Fund

Retail Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized loss on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
Total distributions
NET DECREASE IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.

(b)	Calculated using the average shares method.

(c)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.

22	(855) 732-9220 seafarerfunds.com

Financial Highlights

 For a share outstanding through the period presented

For the Period August 30, 2024 (Inception) to April 30, 2025(a)
$12.70

0.24
(0.31	)(c)
(0.07)

(0.19)
(0.19)
(0.26)
$12.44
(0.48%)

$8,104

1.17	%(e)
1.17	%(e)
3.04	%(e)
16%

Annual Report – April 30, 2025	23

Seafarer Overseas Value Fund

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE

(a)	Adjustments in accordance with U.S. GAAP were applied during the financial statement preparation. As a result of the adjustments, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value and total return for financial reporting purposes.

(b)	Calculated using the average shares method.

(c)	In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

24	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the years presented

Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
$14.12	$13.43 (a)		$12.86 (a)		$13.18		$9.48

0.49	0.48		0.40		0.46		0.25
0.11	0.62		0.39		(0.32)		3.62
0.60	1.10		0.79		0.14		3.87

(0.51)	(0.41)		(0.22)		(0.42)		(0.17)
(0.04)	–		–		(0.04)		–
(0.55)	(0.41)		(0.22)		(0.46)		(0.17)
0.05	0.69		0.57		(0.32)		3.70
$14.17	$14.12		$13.43 (a)		$12.86 (a)		$13.18

4.50%	8.30	%(a)	6.22	%(a)	1.08	%(a)	40.98%

$98,097	$96,515		$80,150		$41,405		$34,714

1.14%	1.06%		1.18%		1.37%		1.51%
1.05%	1.05%		1.05%		1.05%		1.05%
3.60%	3.51%		3.11%		3.43%		2.19%
11%	3%		1%		14%		24%

Annual Report – April 30, 2025	25

Seafarer Overseas Value Fund

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE

(a)	Adjustments in accordance with U.S. GAAP were applied during the financial statement preparation. As a result of the adjustments, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value and total return for financial reporting purposes.

(b)	Calculated using the average shares method.

(c)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Ratio of operating expenses excluding reimbursement/waiver was updated from the April 30, 2024 Annual Report to be accurately presented.

See Notes to Financial Statements and Financial Highlights.

26	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the years presented

Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
$14.07	$13.39	(a)	$12.83 (a)	$13.16		$9.46

0.46	0.47		0.38	0.42		0.22
0.12	0.61		0.39	(0.29)		3.64
0.58	1.08		0.77	0.13		3.86

(0.50)	(0.40)		(0.21)	(0.42)		(0.16)
(0.04)	–		–	(0.04)		–
(0.54)	(0.40)		(0.21)	(0.46)		(0.16)
0.04	0.68		0.56	(0.33)		3.70
$14.11	$14.07		$13.39 (a)	$12.83 (a)		$13.16

4.37%	8.18	%(a)	6.11%	0.94	%(a)	40.96%

$500	$687		$600	$405		$431

1.19%	1.28	%(d)	1.23%	1.48%		1.49%
1.15%	1.15%		1.15%	1.15%		1.15%
3.33%	3.41%		2.98%	3.15%		1.99%
11%	3%		1%	14%		24%

Annual Report – April 30, 2025	27

Seafarer Overseas Value Fund

Retail Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(d)

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.

(b)	Calculated using the average shares method.

(c)	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In some periods, total returns would have been lower had certain expenses not been waived during the period.

(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

28	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the period presented

For the Period August 30, 2024 (Inception) to April 30, 2025(a)
$13.98

0.27
0.39
0.66

(0.50)
(0.04)
(0.54)
0.12
$14.10
4.96%

$222

1.38	%(d)
1.35	%(d)
2.99	%(d)
11%

Annual Report – April 30, 2025	29

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

NOTES TO FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Institutional, Investor and Retail Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation

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Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The deferred liability for potential future capital gains taxes for the Funds, if any, is disclosed in the Statements of Assets and Liabilities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not

Annual Report – April 30, 2025	31

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

“readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

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Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

The following is a summary of the inputs used to value each Fund as of April 30, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$64,493,800	$–	$–	$64,493,800
Brazil	271,041,293	–	–	271,041,293
China / Hong Kong	78,793,432	369,374,764	–	448,168,196
Czech Republic	54,168,760	–	–	54,168,760
France	–	76,179,906	–	76,179,906
Hungary	90,985,883	–	–	90,985,883
India	–	266,195,073	–	266,195,073
Indonesia	75,074,715	–	–	75,074,715
Mexico	160,878,563	–	–	160,878,563
Peru	54,793,490	–	–	54,793,490
Poland	–	23,003,358	–	23,003,358
Qatar	62,018,285	–	–	62,018,285
Singapore	–	214,988,423	–	214,988,423
South Africa	63,742,670	–	–	63,742,670
South Korea	–	485,003,833	–	485,003,833
Taiwan	–	214,808,047	–	214,808,047
Thailand	–	81,086,129	–	81,086,129
United Arab Emirates	34,339,694	–	–	34,339,694
United Kingdom	–	47,293,906	–	47,293,906
Vietnam	37,765,045	25,637,540	–	63,402,585
Preferred Stocks	–	25,583,258	–	25,583,258
Rights and Warrants	7,218,478	–	–	7,218,478
Total	$1,055,314,108	$1,829,154,237	$–	$2,884,468,345

Annual Report – April 30, 2025	33

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$2,566,590	$–	$–	$2,566,590
Brazil	10,298,643	–	–	10,298,643
China / Hong Kong	7,467,998	18,845,205	–	26,313,203
Czech Republic	3,375,116	–	–	3,375,116
Georgia	3,689,776	4,401,863	–	8,091,639
India	–	5,395,828	–	5,395,828
Mexico	3,717,162	–	–	3,717,162
Peru	2,830,660	–	–	2,830,660
Qatar	2,716,462	–	–	2,716,462
Singapore	–	3,727,310	–	3,727,310
South Korea	–	5,552,534	–	5,552,534
Thailand	–	1,294,925	–	1,294,925
United Arab Emirates	1,895,993	5,219,063	–	7,115,056
United Kingdom	–	2,260,345	–	2,260,345
Uruguay	1,530,000	–	–	1,530,000
Vietnam	1,647,024	–	–	1,647,024
Preferred Stocks	–	113,867	–	113,867
Rights and Warrants	237,141	–	–	237,141
Total	$41,972,565	$46,810,940	$–	$88,783,505

(a)	For detailed descriptions of securities by country, see the accompanying Schedules of Investments.

For the year ended April 30, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the year ended April 30, 2025.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions

Each of the Funds subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the

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Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign currency, at value.

As of April 30, 2025, the Funds had the following cash balances participating in the BBH CMS:

Seafarer Overseas Growth and Income Fund	$49,196,951
Seafarer Overseas Value Fund	9,045,308

As of April 30, 2025, the Funds had the following foreign cash balances participating in the BBH CMS (cost at April 30, 2025 are disclosed on the Statements of Assets and Liabilities):

Seafarer Overseas Growth and Income Fund	$413,414
Seafarer Overseas Value Fund	-

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is

Annual Report – April 30, 2025	35

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses

Some expenses of the Trust can be directly attributed to the Funds. Expenses that cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on the average daily net assets of each fund.

Fund and Class Expenses

Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Income Taxes

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing due date of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders

In general, the Seafarer Overseas Growth and Income Fund’s policy is to distribute to its shareholders substantially all net investment income paid out via semi-annual dividends, in June and December. The Seafarer Overseas Value Fund’s policy is to distribute to its shareholders substantially all net investment income via one annual dividend in December. It is also each Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. Each Fund may make additional distributions at other times if the Fund believes doing so may be necessary for the Fund to share tax obligations more ratably and more equitably across shareholders over time.

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Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

3. Tax Basis Information

Reclassifications

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. As of April 30, 2025, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to equalization. The reclassifications were as follows:

Fund	Paid-in Capital	Distributable Earnings
Seafarer Overseas Growth and Income Fund	$6,515,984	$(6,515,984)
Seafarer Overseas Value Fund	391,412	(391,412)

Tax Basis of Investments

As of April 30, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation/ (Depreciation) on Foreign Currencies	Net Unrealized Appreciation/ (Depreciation)
Seafarer Overseas Growth and Income Fund	$2,838,675,324	$406,755,773	$(360,962,752)	$(5,454,220)	$40,338,801
Seafarer Overseas Value Fund	81,810,666	19,916,129	(12,943,290)	(66,499)	6,906,340

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and passive foreign investment companies (PFICs).

Components of Distributable Earnings:

As of April 30, 2025, components of distributable earnings were as follows:

Seafarer Overseas Growth and Income Fund
Accumulated net investment income	$31,117,135
Accumulated net realized loss	(51,636,185)
Net unrealized appreciation on investments	40,338,801
Total distributable earnings	$19,819,751

Seafarer Overseas Value Fund
Accumulated net investment income	$1,039,172
Accumulated net realized gain	1,943,416
Net unrealized appreciation on investments	6,906,340
Total distributable earnings	$9,888,928

Annual Report – April 30, 2025	37

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Tax Basis of Distributions to Shareholders

The character of distributions made during the fiscal year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain is recorded by a Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$104,178,197	$–
Seafarer Overseas Value Fund	3,451,291	247,998

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$57,012,453	$–
Seafarer Overseas Value Fund	2,707,078	–

Capital Losses

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Seafarer Overseas Growth and Income Fund	$14,704,997	$36,931,188

The Seafarer Overseas Growth and Income Fund used capital loss carryovers during the fiscal year ended April 30, 2025 in the amount of $23,612,525.

The Seafarer Overseas Value Fund used capital loss carryovers during the fiscal year ended April 30, 2025 in the amount of $815,432.

4. Securities Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the year ended April 30, 2025 were as follows:

Fund	Purchase of Securities	Proceeds From Sales of Securities
Seafarer Overseas Growth and Income Fund	$491,071,141	$913,897,953
Seafarer Overseas Value Fund	10,365,944	16,446,043

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Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

5. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

6. Borrowings

On March 16, 2023, the Funds entered into a Credit Agreement with the Funds' custodian, Brown Brothers Harriman & Co. (“BBH”). On March 14, 2025, the Credit Agreement was renewed between the Funds and BBH. The Credit Agreement has a termination date of March 13, 2026. Under the terms of the Credit Agreement, the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund are collectively allowed to borrow up to $50,000,000. The borrowing of each Fund is several and not joint and subject to a 10:1 collateral-to-debt ratio. The collateral for the Credit Agreement is the assets of each Fund. Interest is charged at a rate of the higher of the Federal Funds Rate or the Adjusted Term Secured Overnight Financing Rate (SOFR) plus an applicable margin of 2%. For the year ended April 30, 2025, the Funds did not have outstanding borrowings.

7. Management and Related Party Transactions

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies, limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the investment advisory agreement, the Funds, in the aggregate, pay the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Funds over $1.5 billion. Each Fund pays the Adviser a monthly fee at the annual rate using the applicable management fee calculated based on the Fund’s pro rata share of the Funds’ combined average daily net assets.

The Adviser contractually, through successive one-year agreements, agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.05%, 1.15% and 1.35% of a Fund’s average daily net assets for the Institutional, Investor and Retail share classes, respectively. The current agreement (the “Expense Agreement”) shall continue at least through August 31, 2025. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the date on which the fees or expenses

Annual Report – April 30, 2025	39

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

were deferred. This agreement may not be terminated or modified prior to August 31, 2025, except with the approval of the Funds’ Board. During the year ended April 30, 2025, the Adviser agreed that it will only seek to recoup waived management fees and will not recoup any reimbursed expenses. As of April 30, 2025, the Adviser had recouped all available waived management fees from the Seafarer Overseas Growth and Income Fund.

For the year ended April 30, 2025, the fee waivers and/or reimbursements were as follows for the Seafarer Overseas Value Fund:

	Fees Waived/	Recoupment of Past
	Reimbursed By	Waived Fees By
Fund	Adviser	Adviser
Seafarer Overseas Value Fund
Institutional Class	$82,301	$9,555
Investor Class	226	666
Retail Class	40	–

As of April 30, 2025, the balances of recoupable expenses for each class were as follows for the Funds:

	Expires	Expires	Expires
Fund	2026	2027	2028	Total
Seafarer Overseas Growth and Income Fund
Institutional Class	$–	$–	$–	$–
Investor Class	–	–	–	–
Retail Class	–	–	–	–
Seafarer Overseas Value Fund
Institutional Class	$80,143	$22,768	$82,301	$185,212
Investor Class	59	930	226	1,215
Retail Class	–	–	40	40

Fund Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. Officers of the Trust are employees of ALPS.

The Funds’ administrative fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses. Administrative fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS is paid an annual base fee per Fund and a fee based on the number of shareholder accounts. The Transfer Agent is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

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Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

Compliance Services

ALPS provides compliance services to the Funds under the Chief Compliance Officer Services Agreement with the Trust. ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in accordance with the requirements of Rule 38a-1 under the 1940 Act. ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Compliance service fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

Principal Financial Officer

ALPS provides principal financial officer services to the Funds under the Principal Financial Officer Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Principal financial officer fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to the Distribution Agreement with the Trust. Under a side letter agreement, the Adviser pays ADI an annual base fee per Fund for the distribution services. The Adviser also reimburses ADI for certain out-of-pocket expenses. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Rule 12b-1 Plan

Each Fund has adopted a separate plan of distribution for Retail Class shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows each Fund, as applicable, to use Retail Class assets to pay fees in connection with the distribution and marketing of Retail Class shares and/or the provision of ongoing shareholder services to Retail Class shareholders. The Plan permits each Fund to make total payments at an annual rate of up to 0.20% of a Fund’s average daily net assets attributable to its Retail Class shares. Because these fees are paid out of a Fund’s Retail Class assets on an ongoing basis, over time they will increase the cost of an investment in Retail Class shares, and Plan fees may cost an investor more than other types of sales charges.

Shareholder Service Plan

Each Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for a particular Participating Organizations’ products, programs, platform and accounts. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.05%, 0.15%, and 0.15% of the average daily net asset value of the Institutional, Investor, and Retail classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its

Annual Report – April 30, 2025	41

Seafarer Funds	Notes to Financial Statements and Financial Highlights

April 30, 2025

clients as compensation for providing service activities pursuant to an agreement with the Participating Organization. Participating Organizations may charge less than the maximum fees described above, and therefore the Funds may pay less than those maximum fees. Shareholder Services Plan fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

Trustees

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

8. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Subsequent Event

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined there were no subsequent events to report through the issuance of these Financial Statements.

42	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Seafarer Funds, comprising Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund (the “Funds”), each a series of Financial Investors Trust, as of April 30, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 27, 2025

Annual Report – April 30, 2025	43

Seafarer Funds	Tax Designations
April 30, 2025 (Unaudited)

Tax Designations

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

	Dividends
	Received
Fund	Deduction	Qualified Dividend Income
Seafarer Overseas Growth and Income Fund	-	38.69%
Seafarer Overseas Value Fund	-	33.89%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

The Funds hereby designate the following numbers as long-term capital gain distributions:

Fund	Long Term Capital Gain Distributions
Seafarer Overseas Growth and Income Fund	-
Seafarer Overseas Value Fund	$247,998

The Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund designate foreign taxes paid in the amount of $5,918,911 and $108,016 and foreign source income in the amount of $111,734,701 and $4,423,812 respectively, for federal income tax purposes for the year ended April 30, 2025.

Please consult a tax advisor if you have questions about federal or state income tax laws, or how to prepare your tax returns.

44	(855) 732-9220 seafarerfunds.com

Changes in and Disagreements with Accountants for
Seafarer Funds	Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

Annual Report – April 30, 2025	45

Proxy Disclosures for Open-End
Seafarer Funds	Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

46	(855) 732-9220 seafarerfunds.com

Remuneration Paid to Directors, Officers, and
Seafarer Funds	Others of Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Included in the Statements of Operations.

Annual Report – April 30, 2025	47

Statement Regarding Basis for
Seafarer Funds	Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

APPROVAL OF FUND ADVISORY AGREEMENT

On December 10, 2024, the Trustees met in person to discuss, among other things, the renewal of the Investment Advisory Agreement between Seafarer Capital Partners, LLC (“Seafarer”) and the Trust, with respect to the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (each a “Seafarer Fund” and together the “Seafarer Funds”), dated January 30, 2012, as amended (the “Seafarer Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Seafarer Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Seafarer Funds:

Investment Advisory Fee Rate:

The Trustees reviewed and considered the contractual annual advisory fees paid by the Trust, on behalf of each Seafarer Fund, to Seafarer, of 0.75% of the aggregate average daily net assets of the Seafarer Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Seafarer Funds over $1.5 billion, in light of the extent and quality of the advisory services provided by Seafarer to each of the Seafarer Funds.

The Board received and considered information including a comparison of the Investor Class, Institutional Class and Retail Class of each Seafarer Fund’s contractual advisory fee rate with those of funds in the peer group of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate of each Class of each Seafarer Fund was lower than the Data Provider peer group median.

Total Net Expense Ratios:

The Trustees further reviewed and considered that the total net expense ratio of each Class of each Seafarer Fund was lower than the Data Provider peer group median. The Trustees noted that the peer group total net expense ratio information was presented both including and excluding Rule 12b-1 fees.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement:

The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Seafarer Funds under the Seafarer Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Seafarer in its presentation, including its Form ADV.

The Trustees reviewed and considered Seafarer’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by Seafarer. The Trustees also reviewed the research and decision-making processes utilized by Seafarer, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Seafarer Funds.

The Trustees considered the background and experience of Seafarer’s management in connection with the Seafarer Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Seafarer Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

48	(855) 732-9220 seafarerfunds.com

Statement Regarding Basis for
Seafarer Funds	Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

Performance:

The Trustees reviewed performance information for each Class of the Seafarer Funds for the 1-year, 3-year, 5-year, 10-year and since inception periods ended September 30, 2024, as applicable. That review included a comparison of each Seafarer Fund’s performance to the performance of a group of comparable funds selected by the Data Provider.

The Trustees also noted that the Retail Class of each of the Seafarer Funds had been recently launched and no performance comparison was available from the Data Provider. The Trustees also considered Seafarer’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

The Trustees noted that the Investor Class and Institutional Class of each Seafarer Fund underperformed its peer group median over the 1-year period, for the three-year period, the Institutional Class of the Seafarer Overseas Growth and Income Fund underperformed its peer group median and the Investor Class outperformed its peer group median, and each class of the Seafarer Overseas Growth and Income Fund outperformed its peer group median over the 5-year, 10-year, and since inception periods, the Investor Class and Institutional Class of the Seafarer Overseas Value Fund outperformed its peer group median over the 3-year period, the Investor Class of the Seafarer Overseas Value Fund had performance equal to its peer group median over the 5-year period and outperformed its peer group median over the since inception period, and the Institutional Class of the Seafarer Overseas Value Fund underperformed its peer group median over the 5-year period and had performance equal to its peer group median over the since inception period.

Comparable Accounts:

The Trustees noted that Seafarer’s only clients were the Seafarer Funds.

Profitability:

The Trustees received and considered a profitability analysis prepared by Seafarer based on the fees payable under the Seafarer Investment Advisory Agreement.

Economies of Scale:

The Trustees considered whether economies of scale in the provision of services to the Seafarer Funds have been or would be passed along to the shareholders under the proposed agreement.

Annual Report – April 30, 2025	49

Statement Regarding Basis for
Seafarer Funds	Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

Other Benefits to the Adviser:

The Trustees reviewed and considered any other incidental benefits derived or to be derived by Seafarer from its relationship with the Seafarer Funds, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee rate of each Class of both Seafarer Funds was lower than the Data Provider peer group median;

●	the total net expense ratio of each Class of both Seafarer Funds was lower than the Data Provider peer group median;

●	the nature, extent, and quality of services rendered by Seafarer under the Seafarer Investment Advisory Agreement with respect to each Seafarer Fund were adequate;

●	because the Retail Class of each Seafarer Fund had recently launched, no performance information was available for the Retail Class shares, but the performance of the Institutional Classes and Investor Classes of the Seafarer Funds over the one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2024, as applicable, was adequate;

●	Seafarer had no other accounts with comparable investment objectives and strategies to the Seafarer Funds;

●	the profit, if any, realized by Seafarer in connection with the operation of any of the Seafarer Funds is not unreasonable; and

●	there were economies of scale and other incidental benefits accruing to Seafarer, including soft dollars in connection with its relationship with the Seafarer Funds, but noted that the Adviser had implemented breakpoint advisory fee schedules for the Funds such that economies of scale would be shared with the Funds as assets grow and implemented policies and procedures to seek to avoid potential conflicts of interest in connection with its use of soft dollars and other incidental benefits.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Seafarer’s compensation for investment advisory services is consistent with the best interests of each of the Seafarer Funds and their shareholders.

50	(855) 732-9220 seafarerfunds.com

SEAFARER FUNDS

P.O. Box 219623
Kansas City, MO 64121
(855) 732-9220
seafarerfunds.com

Seafarer Funds distributed by ALPS Distributors, Inc.
Must be accompanied or preceded by a prospectus.

VULCAN VALUE PARTNERS

Annual Financial statements
& Other Information — April 30, 2025

VULCAN VALUE PARTNERs FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

www.vulcanvaluepartners.com || 205.803.1582

Vulcan Value Partners Fund	Statement of Investments

April 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS (99.16%)
Communications (7.89%)
Internet (7.89%)
Alphabet, Inc., Class C	82,252	$13,233,524
Amazon.com, Inc.(a)	98,764	18,214,057
		31,447,581

TOTAL COMMUNICATIONS		31,447,581

Consumer, Cyclical (8.75%)
Apparel (1.24%)
LVMH Moet Hennessy Louis Vuitton SE	8,970	4,957,873

Food Service (4.91%)
Sodexo SA	309,116	19,575,164

Retail (2.60%)
CarMax, Inc.(a)	160,359	10,370,416

TOTAL CONSUMER, CYCLICAL		34,903,453

Consumer, Non-cyclical (14.41%)
Beverages (4.54%)
Diageo PLC	365,487	10,189,760
Pernod Ricard SA	73,355	7,912,797
		18,102,557

Commercial Services (3.01%)
Bureau Veritas SA	183,257	5,787,959
Rentokil Initial PLC	1,360,634	6,212,394
		12,000,353

Healthcare-Services (6.86%)
Elevance Health, Inc.	37,815	15,904,233
Medpace Holdings, Inc.(a)	37,072	11,432,634
		27,336,867

TOTAL CONSUMER, NON-CYCLICAL		57,439,777

Financial (31.14%)
Diversified Financial Services (15.09%)
Ares Management Corp., Class A	107,660	16,421,380
Mastercard, Inc., Class A	25,253	13,840,159
TPG, Inc.	350,436	16,277,752

Annual Report | April 30, 2025	1

Statement of Investments	Vulcan Value Partners Fund

April 30, 2025

		Value
	Shares	(Note 2)
Financial (continued)
Diversified Financial Services (continued)
Visa, Inc., Class A	39,441	$13,626,866
		60,166,157
Insurance (5.24%)
Everest Group, Ltd.	58,214	20,888,929

Private Equity (1.85%)
Partners Group Holding AG	5,659	7,374,150

Real Estate (8.96%)
CBRE Group, Inc., Class A(a)	59,670	7,290,481
CoStar Group, Inc.(a)	185,991	13,794,952
Jones Lang LaSalle, Inc.(a)	64,470	14,661,123
		35,746,556

TOTAL FINANCIAL		124,175,792

Industrial (11.91%)
Aerospace/Defense (6.09%)
HEICO Corp., Class A	57,970	11,647,912
TransDigm Group, Inc.	8,942	12,635,672
		24,283,584
Hand/Machine Tools (3.49%)
Stanley Black & Decker, Inc.	231,822	13,913,956

Packaging&Containers (2.33%)
Crown Holdings, Inc.	96,621	9,307,501

TOTAL INDUSTRIAL		47,505,041

Technology (25.06%)
Semiconductors (9.19%)
Qorvo, Inc.(a)	280,355	20,093,043
Skyworks Solutions, Inc.	257,228	16,534,616
		36,627,659

Software (15.87%)
Microsoft Corp.	60,589	23,948,408
Nice, Ltd.	129,935	20,251,019
Salesforce, Inc.	45,969	12,352,330

2	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments

April 30, 2025

		Value
	Shares	(Note 2)
Technology (continued)
Software (continued)
SS&C Technologies Holdings, Inc.	88,961	$6,725,452
		63,277,209

TOTAL TECHNOLOGY		99,904,868

TOTAL COMMON STOCKS
(Cost $329,742,101)		395,376,512

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.87%)
Money Market Fund (0.87%)
Invesco Government & Agency Portfolio, Institutional Class	4.254%	3,465,739	3,465,739

TOTAL SHORT TERM INVESTMENTS
(Cost $3,465,739)			3,465,739

TOTAL INVESTMENTS (100.03%)
(Cost $333,207,840)			$398,842,251

Liabilities In Excess Of Other Assets (-0.03%)			(127,616)

NET ASSETS (100.00%)			$398,714,635

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	3

Statement of Investments	Vulcan Value Partners Small Cap Fund

April 30, 2025

		Value
	Shares	(Note 2)
COMMON STOCKS (98.18%)
Consumer, Cyclical (7.21%)
Home Furnishings (4.44%)
MillerKnoll, Inc.	327,017	$5,363,079

Retail (2.77%)
CarMax, Inc.(a)	51,761	3,347,384

TOTAL CONSUMER, CYCLICAL		8,710,463

Consumer, Non-cyclical (32.44%)
Commercial Services (24.25%)
ABM Industries, Inc.	121,144	5,904,559
Colliers International Group, Inc.	43,372	5,177,316
ISS A/S	350,993	8,800,128
PROG Holdings, Inc.	182,929	4,822,008
Savills PLC	371,819	4,593,478
		29,297,489

Food (4.85%)
Premium Brands Holdings Corp.	103,106	5,862,817

Healthcare-Services (3.34%)
Medpace Holdings, Inc.(a)	13,104	4,041,142

TOTAL CONSUMER, NON-CYCLICAL		39,201,448

Financial (9.04%)
Diversified Financial Services (2.99%)
Virtus Investment Partners, Inc.	23,545	3,616,277

Real Estate (4.00%)
Jones Lang LaSalle, Inc.(a)	21,252	4,832,917

REITS (2.05%)
Park Hotels & Resorts, Inc.	248,501	2,470,100

TOTAL FINANCIAL		10,919,294

Industrial (35.71%)
Building Materials (12.91%)
Forterra PLC	1,517,977	3,770,869
Fortune Brands Innovations, Inc.	89,419	4,812,530
Ibstock PLC	2,927,377	7,022,334
		15,605,733

4	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

April 30, 2025

		Value
	Shares	(Note 2)
Industrial (continued)
Electrical Components & Equipment (6.06%)
Littelfuse, Inc.	40,190	$7,327,039

Machinery-Diversified (0.82%)
Middleby Corp.(a)	7,398	986,523

Manufactured Goods (3.97%)
Timken Co.	74,702	4,799,604

Packaging&Containers (7.01%)
Crown Holdings, Inc.	37,456	3,608,137
Sealed Air Corp.	176,338	4,859,875
		8,468,012

Transportation (4.94%)
Ituran Location and Control, Ltd.	166,033	5,967,226

TOTAL INDUSTRIAL		43,154,137

Technology (13.78%)
Computers (8.89%)
Genpact, Ltd.	103,455	5,199,648
Sdiptech AB, Class B(a)	247,906	5,545,215
		10,744,863

Semiconductors (4.89%)
Qorvo, Inc.(a)	82,352	5,902,168

TOTAL TECHNOLOGY		16,647,031

TOTAL COMMON STOCKS
(Cost $102,948,551)		118,632,373

Annual Report | April 30, 2025	5

Statement of Investments	Vulcan Value Partners Small Cap Fund

April 30, 2025

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.76%)
Money Market Fund (1.76%)
Invesco Government & Agency Portfolio, Institutional Class	4.254%	2,128,441	$2,128,441

TOTAL SHORT TERM INVESTMENTS
(Cost $2,128,441)			2,128,441

TOTAL INVESTMENTS (99.94%)
(Cost $105,076,992)			$120,760,814

Other Assets In Excess Of Liabilities (0.06%)			68,162

NET ASSETS (100.00%)			$120,828,976

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements and Financial Highlights.

6	www.vulcanvaluepartners.com

Statements of Assets and Liabilities

April 30, 2025

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
ASSETS:
Investments, at value	$398,842,251	$120,760,814
Receivable for shares sold	999	3,038
Dividends receivable	277,494	299,702
Other assets	3,465	3,391
Total assets	399,124,209	121,066,945

LIABILITIES:
Payable for shares redeemed	49,209	71,811
Payable to adviser	241,687	85,330
Payable for administration fees	29,344	9,876
Payable for transfer agency fees	33,613	–
Payable for delegated transfer agent equivalent services fees	858	563
Payable for professional fees	26,941	10,590
Payable for trustee fees and expenses	11,058	5,644
Payable for principal financial officer fees	1,173	375
Accrued expenses and other liabilities	15,691	53,780
Total liabilities	409,574	237,969
NET ASSETS	$398,714,635	$120,828,976

NET ASSETS CONSIST OF:

Paid-in capital (Note 5)	$360,660,735	$505,019,147
Total distributable earnings/(accumulated loss)	38,053,900	(384,190,171)
NET ASSETS	$398,714,635	$120,828,976

INVESTMENTS, AT COST	$333,207,840	$105,076,992

PRICING OF SHARES:
Investor Class:
Net Asset Value, offering and redemption price per share	$26.65	$11.21
Net Assets	$137,152,383	$28,858,870
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,146,642	2,573,978
Institutional Class:
Net Asset Value, offering and redemption price per share	26.88	11.33
Net Assets	261,562,252	91,970,105
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	9,731,630	8,114,256

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	7

Statements of Operations

For the Year Ended April 30, 2025

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
INVESTMENT INCOME:
Dividends	$5,966,307	$4,369,278
Foreign taxes withheld	(136,432)	(227,219)
Total investment income	5,829,875	4,142,059

EXPENSES:
Investment advisory fees (Note 6)	5,124,874	2,426,304
Administrative fees	278,166	119,902
Transfer agency fees	70,531	71,135
Delegated transfer agent equivalent services fees
Investor Class	12,788	5,874
Institutional Class	256,406	110,176
Professional fees	59,652	36,444
Custodian fees	35,791	43,857
Principal financial officer fees	13,217	5,442
Trustee fees and expenses	68,143	25,951
ReFlow Fees (Note 2)	38,771	28,044
Other	97,777	84,481
Total expenses before waiver	6,056,116	2,957,610
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	–	(50,742)
Institutional Class	(1,257,958)	(699,179)
Total net expenses	4,798,158	2,207,689
NET INVESTMENT INCOME	1,031,717	1,934,370

Net realized gain/(loss) on investments(a)	203,016,954	(12,661,088)
Net realized gain/(loss) on foreign currency transactions	(58,417)	75,314
Net realized gain/(loss)	202,958,537	(12,585,774)
Net change in unrealized appreciation/(depreciation) of investments	(164,348,407)	29,188,441
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	9,643	7,782
Net change in unrealized appreciation/(depreciation)	(164,338,764)	29,196,223
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	38,619,773	16,610,449
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,651,490	$18,544,819

(a)	See Note 2 for gain/(loss) on in-kind transactions.

See Notes to Financial Statements and Financial Highlights.

8	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
OPERATIONS:
Net investment income	$1,031,717	$1,138,482
Net realized gain	202,958,537	195,676,262
Net change in unrealized appreciation/(depreciation)	(164,338,764)	33,902,831
Net increase in net assets resulting from operations	39,651,490	230,717,575

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From distributable earnings
Investor Class	(292,167)	(103,401)
Institutional Class	(1,307,811)	(1,196,649)
Net decrease in net assets from distributions	(1,599,978)	(1,300,050)

SHARE TRANSACTIONS (Note 5):
Investor Class
Proceeds from sales of shares	1,843,887	4,035,601
Issued to shareholders in reinvestment of distributions	237,866	91,742
Cost of shares redeemed, net of redemption fees	(44,371,197)	(128,229,453)
Institutional Class
Proceeds from sales of shares	44,849,009	146,065,697
Issued to shareholders in reinvestment of distributions	1,154,279	1,140,372
Cost of shares redeemed, net of redemption fees	(329,372,956)	(495,617,376)
Net decrease from share transactions	(325,659,112)	(472,513,417)

Net decrease in net assets	(287,607,600)	(243,095,892)

NET ASSETS:
Beginning of year	686,322,235	929,418,127
End of year	$398,714,635	$686,322,235

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	9

Vulcan Value Partners Small Cap Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
OPERATIONS:
Net investment income	$1,934,370	$2,226,143
Net realized loss	(12,585,774)	(6,931,909)
Net change in unrealized appreciation	29,196,223	25,637,680
Net increase in net assets resulting from operations	18,544,819	20,931,914

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From distributable earnings
Investor Class	(429,698)	(197,522)
Institutional Class	(1,670,328)	(1,702,595)
Net decrease in net assets from distributions	(2,100,026)	(1,900,117)

SHARE TRANSACTIONS (Note 5):
Investor Class
Proceeds from sales of shares	3,337,712	4,850,934
Issued to shareholders in reinvestment of distributions	388,469	175,315
Cost of shares redeemed, net of redemption fees	(24,355,876)	(35,058,287)
Institutional Class
Proceeds from sales of shares	28,983,509	63,581,936
Issued to shareholders in reinvestment of distributions	1,437,392	1,373,221
Cost of shares redeemed, net of redemption fees	(215,062,003)	(162,850,567)
Net decrease from share transactions	(205,270,797)	(127,927,448)

Net decrease in net assets	(188,826,004)	(108,895,651)

NET ASSETS:
Beginning of year	309,654,980	418,550,631
End of year	$120,828,976	$309,654,980

See Notes to Financial Statements and Financial Highlights.

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Intentionally Left Blank

Financial Highlights	Vulcan Value Partners Fund

For a share outstanding throughout the years presented.

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF YEAR

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)	Less than 0.005%

See Notes to Financial Statements and Financial Highlights.

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Vulcan Value Partners Fund

For the Year Ended April 30, 2025		For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
$25.21		$19.01	$20.74	$29.87	$19.50

(0.00	)(b)	0.00	0.00 (c)	(0.16)	(0.14)
1.49		6.21	(0.74)	(5.75)	11.42
1.49		6.21	(0.74)	(5.91)	11.28

(0.05)		(0.01)	–	–	0.00 (c)
–		–	(0.99)	(3.22)	(0.91)
(0.05)		(0.01)	(0.99)	(3.22)	(0.91)

–		–	–	–	0.00 (c)
1.44		6.20	(1.73)	(9.13)	10.37
$26.65		$25.21	$19.01	$20.74	$29.87

5.91%		32.68%	(2.99%)	(22.93%)	58.62%

$137,152		$170,238	$232,565	$437,470	$624,789

1.14%		1.08%	1.08%	1.06%	1.08%
1.14%		1.08%	1.08%	1.06%	1.08%

0.00	%(d)	(0.02%)	0.01%	(0.54%)	(0.57%)

56%		32%	40%	49%	67%

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	13

Financial Highlights	Vulcan Value Partners Fund

For a share outstanding throughout the years presented.

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF YEAR

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.

See Notes to Financial Statements and Financial Highlights.

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Vulcan Value Partners Fund

For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
$25.40	$19.15	$20.84	$29.93	$19.52

0.08	0.04	0.04	(0.10)	(0.09)
1.52	6.26	(0.74)	(5.77)	11.46
1.60	6.30	(0.70)	(5.87)	11.37

(0.12)	(0.05)	–	–	(0.05)
–	–	(0.99)	(3.22)	(0.91)
(0.12)	(0.05)	(0.99)	(3.22)	(0.96)

–	–	–	–	0.00 (b)
1.48	6.25	(1.69)	(9.09)	10.41
$26.88	$25.40	$19.15	$20.84	$29.93

6.28%	32.94%	(2.78%)	(22.74%)	59.02%

$261,562	$516,084	$696,853	$966,357	$1,147,175

1.20%	1.13%	1.13%	1.11%	1.12%
0.85%	0.85%	0.85%	0.85%	0.85%

0.29%	0.20%	0.23%	(0.34%)	(0.36%)

56%	32%	40%	49%	67%

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	15

Financial Highlights	Vulcan Value Partners Small Cap Fund

For a share outstanding throughout the years presented.

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF YEAR

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.
(c)	Less than $0.005 per share.

See Notes to Financial Statements and Financial Highlights.

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Vulcan Value Partners Small Cap Fund

For the Year Ended April 30, 2025		For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
$11.49		$10.87	$14.47	$22.62	$12.01

0.08		0.04	0.01	(0.10)	(0.10)
(0.22	)(b)	0.62	(2.18)	(3.22)	10.73
(0.14)		0.66	(2.17)	(3.32)	10.63

(0.14)		(0.04)	–	–	(0.02)
–		–	(1.43)	(4.83)	–
(0.14)		(0.04)	(1.43)	(4.83)	(0.02)

–		–	–	–	0.00 (c)
(0.28)		0.62	(3.60)	(8.15)	10.61
$11.21		$11.49	$10.87	$14.47	$22.62

(1.36%)		6.11%	(14.39%)	(21.58%)	88.51%

$28,859		$48,711	$75,271	$221,910	$310,600

1.37%		1.27%	1.26%	1.25%	1.25%
1.25%		1.25%	1.25%	1.25%	1.25%

0.72%		0.38%	0.12%	(0.47%)	(0.65%)

29%		33%	26%	69%	75%

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	17

Financial Highlights	Vulcan Value Partners Small Cap Fund

For a share outstanding throughout the period or years presented.

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF YEAR

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.
(c)	Less than $0.005 per share.

See Notes to Financial Statements and Financial Highlights.

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Financial Highlights	Vulcan Value Partners Small Cap Fund

For the Year Ended April 30, 2025		For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
$11.62		$10.99	$14.57	$22.70	$12.03

0.11		0.07	0.05	(0.04)	(0.06)
(0.22	)(b)	0.62	(2.20)	(3.26)	10.77
(0.11)		0.69	(2.15)	(3.30)	10.71

(0.18)		(0.06)	–	–	(0.04)
–		–	(1.43)	(4.83)	–
(0.18)		(0.06)	(1.43)	(4.83)	(0.04)

–		–	–	–	0.00 (c)
(0.29)		0.63	(3.58)	(8.13)	10.67
$11.33		$11.62	$10.99	$14.57	$22.70

(1.14%)		6.33%	(14.14%)	(21.40%)	89.07%

$91,970		$260,944	$343,279	$721,399	$710,679

1.41%		1.32%	1.31%	1.27%	1.29%
1.00%		1.00%	1.00%	1.00%	1.00%

0.97%		0.64%	0.42%	(0.19%)	(0.39%)

29%		33%	26%	69%	75%

See Notes to Financial Statements and Financial Highlights.

Annual Report | April 30, 2025	19

Notes to Financial Statements and Financial Highlights

April 30, 2025

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service utilized by the valuation designee which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through

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Notes to Financial Statements and Financial Highlights

April 30, 2025

consideration of other factors in accordance with procedures established by the valuation designee under the general supervision of the Board of Trustees of the Trust (the "Board" or the “Trustees”).

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | April 30, 2025	21

Notes to Financial Statements and Financial Highlights

April 30, 2025

The following is a summary of each input used to value each Fund’s investments as of April 30, 2025:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$395,376,512	$–	$–	$395,376,512
Short Term Investments	3,465,739	–	–	3,465,739
TOTAL	$398,842,251	$–	$–	$398,842,251

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$118,632,373	$–	$–	$118,632,373
Short Term Investments	2,128,441	–	–	2,128,441
TOTAL	$120,760,814	$–	$–	$120,760,814

(a)	For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

For the year ended April 30, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the year ended April 30, 2025.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

ReFlow Liquidity Program: Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimums. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net subscriptions, at the end of a maximum holding period determined by ReFlow (currently 28 days), or at other times as the Fund may request. ReFlow may choose to redeem its position in the Fund with an in-kind transfer of

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Notes to Financial Statements and Financial Highlights

April 30, 2025

securities, instead of cash, enabling the Fund to avoid a realization of capital gains on the securities it transfers. ReFlow will not be subject to any short-term redemption fees. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.

For the year ended April 30, 2025, ReFlow purchased 996,863 shares at a value of $27,693,385 and redeemed 996,863 shares at a value of $27,287,398 from the Vulcan Value Partners Fund.

For the year ended April 30, 2025, ReFlow purchased 1,562,975 shares at a value of $20,031,591 and redeemed 1,562,975 shares at a value of $19,836,544 from the Vulcan Value Partners Small Cap Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in

Annual Report | April 30, 2025	23

Notes to Financial Statements and Financial Highlights

April 30, 2025

foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

In-Kind Redemptions: During the year ended April 30, 2025, the Vulcan Value Partners Fund distributed portfolio securities rather than cash as payment for certain redemptions of fund shares (in-kind redemptions) in the amount of $26,426,358. For financial reporting purposes, the Vulcan Value Partners Fund recognized gains on the in-kind redemptions in the amount of $14,966,076. During the year ended April 30, 2025, the Vulcan Value Partners Small Cap Fund distributed portfolio securities rather than cash as payment for certain redemptions of fund shares (in-kind redemptions) in the amount of $19,030,835. For financial reporting purposes, the Vulcan Value Partners Small Cap Fund recognized gains on the in-kind redemptions in the amount of $7,621,111. For tax purposes, the gains are not recognized.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Notes to Financial Statements and Financial Highlights

April 30, 2025

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Reclassifications: As of April 30, 2025 permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to in-kind redemptions and prior year post financial statement adjustment. The reclassifications were as follows:

Fund	Paid-in Capital	Distributable Earnings
Vulcan Value Partners Fund	14,255,170	(14,255,170)
Vulcan Value Partners Small Cap Fund	5,466,791	(5,466,791)

Tax Basis of Investments: As of April 30, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

	Vulcan Value Partners	Vulcan Value Partners
	Fund	Small Cap Fund
Gross appreciation (excess of value over tax cost)	$84,958,693	$13,517,373
Gross depreciation (excess of tax cost over value)	(21,452,584)	(8,790,277)
Net appreciation (depreciation) of foreign currency and derivatives	(6,871)	6,000
Net unrealized appreciation	$63,499,238	$4,733,096
Cost of investments for income tax purposes	$335,336,142	$116,033,718

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

Components of Earnings: As of April 30, 2025, components of distributable earnings/accumulated loss were as follows:

	Vulcan Value Partners	Vulcan Value Partners
	Fund	Small Cap Fund
Undistributed ordinary income	$898,709	$1,991,391
Accumulated Capital Gains/(Losses)	(26,344,047)	(390,914,658)
Net unrealized appreciation/(depreciation) on investments	63,499,238	4,733,096
Total	$38,053,900	$(384,190,171)

Annual Report | April 30, 2025	25

Notes to Financial Statements and Financial Highlights

April 30, 2025

Tax Basis of Distribution to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax characterization of distributions paid by the Funds for the fiscal year ended April 30, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain
2025
Vulcan Value Partners Fund	$1,599,978	$-
Vulcan Value Partners Small Cap Fund	2,100,026	-

The tax character of distributions paid for the fiscal year ended April 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain
2024
Vulcan Value Partners Fund	$1,300,050	$-
Vulcan Value Partners Small Cap Fund	1,900,117	-

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. The Vulcan Value Partners Fund used capital loss carryovers during the year ended April 30, 2025 in the amount of $188,507,043. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

	Short Term Capital Losses	Long Term Capital Losses
Fund	Recognized	Recognized
Vulcan Value Partners Fund	$26,344,047	$-
Vulcan Value Partners Small Cap Value Fund	203,986,541	186,928,117

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities and in-kind transactions) during the fiscal year ended April 30, 2025 were as follows:

Fund	Purchase of Securities	Proceeds From Sales of Securities
Vulcan Value Partners Fund	$283,206,095	$581,513,527
Vulcan Value Partners Small Cap Fund	59,236,884	243,635,593

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and

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Notes to Financial Statements and Financial Highlights

April 30, 2025

outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Transactions in shares of capital stock for the dates listed below were as follows:

Vulcan Value Partners Fund
	For the Year Ended	For the Year Ended
	April 30, 2025	April 30, 2024
Shares Sold
Institutional Class	1,652,492	6,469,525
Investor Class	72,110	190,272
Shares Issued in Reinvestment of Dividends
Institutional Class	40,163	51,345
Investor Class	8,337	4,158
Less Shares Redeemed
Institutional Class	(12,275,820)	(22,599,363)
Investor Class	(1,686,777)	(5,674,404)
Net Decrease	(12,189,495)	(21,558,467)

Vulcan Value Partners Small Cap Fund
	For the Year Ended	For the Year Ended
	April 30, 2025	April 30, 2024
Shares Sold
Institutional Class	2,294,566	5,538,639
Investor Class	269,319	427,806
Shares Issued in Reinvestment of Dividends
Institutional Class	113,091	123,602
Investor Class	30,855	15,938
Less Shares Redeemed
Institutional Class	(16,752,872)	(14,448,515)
Investor Class	(1,966,473)	(3,128,867)
Net Decrease	(16,011,514)	(11,471,397)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds pay the Adviser an annual management fee of 1.00% and 1.15% for Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively, based on each Fund’s average daily net assets. The management fee is paid on a monthly basis.

Annual Report | April 30, 2025	27

Notes to Financial Statements and Financial Highlights

April 30, 2025

With respect to the Funds’ Investor Class, to the extent the Total Annual Fund Operating Expenses with respect to either Fund (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) (“Designated Annual Fund Operating Expenses”) exceed 1.25% of such Fund’s average daily net assets for a particular fiscal year of the Fund, the Adviser will reduce the Management Fee and/or Other Expenses otherwise payable to the Adviser with respect to such Fund for such fiscal year by an amount equal to such excess, and/or the Adviser shall reimburse the Fund by the amount of such excess.

With respect to the Funds’ Institutional Class, to the extent the Total Annual Fund Operating Expenses with respect to either Fund (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) (“Designated Annual Fund Operating Expenses”) exceed 0.85% and 1.00% of the Vulcan Value Partners Fund’s and the Vulcan Value Partners Small Cap Fund’s average daily net assets, respectively, for a particular fiscal year of the Fund, the Adviser will reduce the Management Fee and/or Other Expenses otherwise payable to the Adviser with respect to such Fund for such fiscal year by an amount equal to such excess, and/or the Adviser shall reimburse the Fund by the amount of such excess.

The Adviser agrees that the foregoing fee waiver and reimbursement agreement for each Fund are effective as of September 1, 2024 and shall continue through August 31, 2025.

The Adviser will be permitted to recapture expenses it has borne through this letter agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred.

For the year ended April 30, 2025, the fee waivers and/or reimbursements and recoupment amounts were as follows:

Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees by Adviser
Vulcan Value Partners Fund
Investor	$–	$–
Institutional	(1,257,958)	–
Vulcan Value Partners Small Cap Fund
Investor	(50,742)	–
Institutional	(699,179)	–

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Notes to Financial Statements and Financial Highlights

April 30, 2025

As of April 30, 2025, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2026	Expires 2027	Expires 2028	Total
Vulcan Value Partners Fund
Institutional Class	$2,092,143	$1,693,410	$1,257,958	$5,043,511
Investor Class	–	–	–	–
Vulcan Value Partners Small Cap Fund
Institutional Class	1,482,188	1,009,848	699,179	3,191,215
Investor Class	20,237	10,654	50,742	81,633

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the year ended April 30, 2025, are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the year ended April 30, 2025, are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Vulcan pays this fee on behalf of the Funds.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the year ended April 30, 2025 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission. Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Funds. Transactions may be processed through the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Funds to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Funds converts from a networking structure to an omnibus account structure or otherwise experiences increased

Annual Report | April 30, 2025	29

Notes to Financial Statements and Financial Highlights

April 30, 2025

costs, fees borne by the Funds may increase. Fees are disclosed on the Statements of Operations as “Delegated transfer agent equivalent services fees”.

Trustees: The fees and expenses of the Trustees of the Board are presented in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. SUBSEQUENT EVENT

The Board of the Trust, based upon the recommendation of the Adviser, on April 17, 2025, approved the proposed reorganization of each Fund into correspondingly named series of Elevation Series Trust (each, a "New Fund"), subject in each case to the approval of the shareholders of the relevant Fund (each, a "Reorganization").

The Board also approved an Agreement and Plan of Reorganization and Termination (the "Plan") that provides that each Fund will transfer all of its assets to the corresponding New Fund, in exchange solely for (1) the number of the New Fund shares equivalent in value to shares of the relevant Fund outstanding immediately prior to the closing date of the Reorganization, and (2) the New Fund's assumption of all of the relevant Fund's liabilities, followed by a distribution of those shares to such Fund's shareholders so that the Fund's shareholders receive shares of the corresponding New Fund equivalent in value to the shares of the Fund held by such shareholder on the closing date of the Reorganization. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.

The Trust will hold a shareholder meeting on or about August 7, 2025, as may be adjourned, at which shareholders of each Fund as of June 10, 2025 will be asked to consider and vote on the Plan. If shareholders of each Fund approve the Reorganization with respect to that Fund, the Reorganizations are expected to take effect on or around August 15, 2025.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Vulcan Funds, comprising Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Funds”), each a series of Financial Investors Trust, as of April 30, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 27, 2025

Annual Report | April 30, 2025	31

Additional Information

April 30, 2025 (Unaudited)

1. TAX DESIGNATIONS

The Funds designate the following for federal income tax purposes for the calendar year ended December 31, 2024:

	Qualified Dividend Income	Dividend Received Deduction
Vulcan Value Partners Fund	100%	100%
Vulcan Value Partners Small Cap Fund	100%	87.93%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

32	www.vulcanvaluepartners.com

Changes in Disagreements with Accountants
for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable to this reporting period.

Annual Report | April 30, 2025	33

Proxy Disclosures for Open-End

Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable to this reporting period.

34	www.vulcanvaluepartners.com

Remuneration Paid to Directors, Officers, and Others
of Open-End Management Investment Companies

April 30, 2025 (Unaudited)

This information is disclosed as part of the financial statements for each Fund in the Statement of Operations.

Annual Report | April 30, 2025	35

Statement Regarding Basis for

Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

On December 10, 2024, the Trustees met in person to discuss, among other things, the renewal of the Investment Advisory Agreement between Vulcan Value Partners, LLC (“Vulcan”) and the Trust, with respect to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund (each a “Vulcan Fund” and together the “Vulcan Funds”), dated December 30, 2009, as amended (the “Vulcan Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Vulcan Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Vulcan Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fees paid by the Trust, on behalf of the Vulcan Funds, to Vulcan, of 1.00% for the Vulcan Value Partners Fund and 1.15% for the Vulcan Value Partners Small Cap Fund, in light of the extent and quality of the advisory services provided by Vulcan to each of the Vulcan Funds.

The Board received and considered information including a comparison of the Investor Class and Institutional Class of each Vulcan Fund’s contractual advisory fee rate with those of funds in the peer group of funds based on an independent analysis by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate of both classes of both Vulcan Funds was higher than the Data Provider peer group median.

Total Net Expense Ratios: The Trustees further reviewed and considered that the total net expense ratios of both classes of both Vulcan Funds were higher than the Data Provider peer group median.

Nature, Extent, and Quality of the Services under the Vulcan Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Vulcan Funds under the Vulcan Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Vulcan in its presentation, including its Form ADV.

The Trustees reviewed and considered Vulcan’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by Vulcan. The Trustees also reviewed the research and decision-making processes utilized by Vulcan, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Vulcan Funds.

The Trustees considered the background and experience of Vulcan’s management in connection with the Vulcan Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Vulcan Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Vulcan’s Code of Ethics.

Performance: The Trustees reviewed performance information in the independent analysis prepared by the Data Provider for the Investor Class and Institutional Class of the Vulcan Funds for the 1-year, 3-year, 5-year, 10-year, and since inception periods, as applicable, ended September 30,

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Statement Regarding Basis for

Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

2024. That review included a comparison of each Vulcan Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted that each class of both Funds underperformed the peer group median over each applicable period, except that each class of the Vulcan Value Partners Fund outperformed the peer group median over the one-year period. The Trustees considered Vulcan’s statements regarding the cause of the underperformance of the Funds over longer periods, including the outsized impact of the performance of a small number of portfolio holdings on the Funds’ longer-term performance. The Trustees considered Vulcan’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by Vulcan regarding fees charged to its other clients utilizing a strategy similar to that employed by the Vulcan Funds.

Profitability: The Trustees received and considered a profitability analysis prepared by Vulcan based on the fees payable under the Vulcan Investment Advisory Agreement.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Vulcan Funds have been or would be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Vulcan from its relationship with the Vulcan Funds, including whether soft dollar arrangements were used.

The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual advisory fee rate of the Institutional Class and the Investor Class of both Vulcan Funds was higher than the Data Provider peer group median;

●	the total net expense ratios of the Institutional Class and the Investor Class of both Vulcan Funds were higher than the Data Provider peer group median;

●	the nature, extent, and quality of services rendered by Vulcan under the Vulcan Investment Advisory Agreement with respect to each Vulcan Fund were adequate;

●	the performance of each class of each Vulcan Fund over the one-year, three-year, five-year, ten-year, and since inception periods ended September 30, 2024, as applicable, was adequate;

●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Vulcan’s other clients employing a comparable strategy to any of the Vulcan Funds were not indicative of any unreasonableness with respect to the advisory fee payable by the Vulcan Funds;

Annual Report | April 30, 2025	37

Statement Regarding Basis for

Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

●	the profit, if any, realized by Vulcan in connection with the operation of any of the Vulcan Funds is not unreasonable; and

●	there were no material economies of scale or other incidental benefits accruing to Vulcan in connection with its relationship with any of the Vulcan Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Vulcan’s compensation for investment advisory services is consistent with the best interests of each of the Vulcan Funds and their shareholders.

38	www.vulcanvaluepartners.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remunerations paid are filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executive and Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is incorporated by reference to Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-8194, filed on January 9, 2017.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	July 7, 2025

By:	/s/ Paul Holland
Paul Holland (Principal Financial Officer)
Treasurer

Date:	July 7, 2025